                                                        Registration No. 2-79529
                                                                        811-3575

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 33

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 33

                   THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                   -------------------------------------------
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                                    Secretary
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
                                             -----------------

It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of Rule 485.
----
  X     on May 1, 2000 pursuant to paragraph (b) of Rule 485.
----
        60 days after filing pursuant to paragraph (a)(1) of Rule 485.
----
        on ___________ pursuant to paragraph (a)(1) of Rule 485.
----

If appropriate, check the following box:

        this post-effective amendment designates a new effective date for a
----    previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                               UNIVERSAL ANNUITY
                                   PROSPECTUS
--------------------------------------------------------------------------------

This prospectus describes Universal Annuity, a flexible premium variable annuity Contract (the "Contract") issued by The Travelers Insurance Company (the "Company," "our", "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed (Flexible Annuity) Account. The variable funding options are:
                           MANAGED SEPARATE ACCOUNTS

Travelers Growth and Income Stock Account
  ("Account GIS")
Travelers Money Market Account
  ("Account MM")
Travelers Quality Bond Account
  ("Account QB")
Travelers Timed Aggressive Stock Account
  ("Account TAS")
Travelers Timed Growth and Income Stock   Account ("Account TGIS")
Travelers Timed Short-Term Bond Account
  ("Account TSB")

                    TRAVELERS FUND U FOR VARIABLE ANNUITIES

Capital Appreciation Fund
Dreyfus Stock Index Fund
High Yield Bond Trust
Managed Assets Trust
AMERICAN ODYSSEY FUNDS, INC.
  Core Equity Fund
  Emerging Opportunities Fund
  Global High-Yield Bond Fund
  Intermediate-Term Bond Fund
  International Equity Fund
  Long-Term Bond Fund
DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE


  PRODUCTS TRUST(1)


  Templeton Asset Strategy Fund (Class 1)(2)


  Templeton Global Income Securities Fund


     (Class 1)(3)


  Templeton Growth Securities Fund


     (Class 1)(4)


TRAVELERS SERIES FUND INC.

  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Smith Barney High Income Portfolio
  Smith Barney International Equity Portfolio
  Smith Barney Large Cap Value Portfolio
TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio
  Social Awareness Stock Portfolio
  U.S. Government Securities Portfolio
  Utilities Portfolio

VARIABLE INSURANCE PRODUCTS FUND (FIDELITY)


  Equity Income Portfolio -- Initial Class


  Growth Portfolio -- Initial Class


  High Income Portfolio -- Initial Class


VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)


  Asset Manager Portfolio -- Initial Class


---------------


    (1) Formerly Templeton Variable Products Series Fund



    (2) Formerly offered as Templeton Asset Allocation Fund (Class 1)



    (3) Formerly offered as Templeton Bond Fund (Class 1)



    (4) Formerly offered as Templeton Stock Fund (Class 1)


The Fixed Account is described in Appendix B. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about the Travelers Fund U for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS


Summary.........................................    3
Fee Table.......................................    6
Condensed Financial Information.................    9
The Variable Annuity Contract...................   10
  Contract Owner Inquiries......................   10
  Purchase Payments.............................   10
  Accumulation Units............................   10
  The Funding Options...........................   11
  Charges and Deductions........................   13
    General.....................................   13
    Withdrawal Charge...........................   14
    Free Withdrawal Allowance...................   15
    Administrative Charge.......................   15
    Mortality and Expense Risk Charge...........   16
    Funding Option Expenses.....................   16
    Premium Tax.................................   16
    Tactical Asset Allocation Services Fees.....   16
    Managed Separate Account: Management and
      Fees......................................   16
  Transfers.....................................   17
    Dollar-Cost Averaging.......................   18
    Asset Allocation Advice.....................   19
  Tactical Asset Allocation Services............   19
    Tactical Asset Allocation Risks.............   19
  Access to your Money..........................   20
    Systematic Withdrawals......................   20
  Ownership Provisions..........................   21
    Types of Ownership..........................   21
      Contract Owner............................   21
      Beneficiary...............................   21
      Annuitant.................................   21
  Death Benefit.................................   22
    Death Proceeds Before the Maturity Date.....   22
    Payment of Proceeds.........................   22
    Death Proceeds after the Maturity Date......   24
The Annuity Period..............................   24
    Maturity Date...............................   24
    Allocation of Annuity.......................   24
    Variable Annuity............................   25
    Fixed Annuity...............................   25
  Payment Options...............................   25
    Election of Options.........................   25
    Annuity Options.............................   26
    Income Options..............................   27
Miscellaneous Contract Provisions...............   27
    Right to Return.............................   27
    Termination of Individual Contract..........   28
    Termination of Group Contract or Account....   28
    Distribution from One Account to Another....   29
    Required Reports............................   29
    Change of Contract..........................   29
    Assignment..................................   29
    Suspension of Payments......................   30
Other Information...............................   30
    The Insurance Company.......................   30
    Financial Statements........................   30
    IMSA........................................   30
    Distribution of Variable Annuity
      Contracts.................................   30
    Conformity with State and Federal Laws......   30
    Voting Rights...............................   31
    Legal Proceedings and Opinions..............   31
The Separate Accounts...........................   32
    Performance Information.....................   33
Federal Tax Considerations......................   33
    General Taxation of Annuities...............   33
    Types of Contracts: Qualified or
      Nonqualified..............................   34
    Nonqualified Annuity Contracts..............   34
    Qualified Annuity Contracts.................   34
    Penalty Tax for Premature Distributions.....   35
    Diversification Requirements................   35
    Ownership of the Investments................   35
    Mandatory Distributions for Qualified
      Plans.....................................   35
    Taxation of Death Benefit Proceeds..........   36
Managed Separate Accounts.......................   36
The Travelers Growth and Income Stock Account...   37
The Travelers Quality Bond Account..............   38
The Travelers Money Market Account..............   39
The Travelers Timed Growth and Income Stock
  Account.......................................   41
The Travelers Timed Short-Term Bond Account.....   41
The Travelers Timed Aggressive Stock Account....   43
The Travelers Timed Bond Account................   44
Investments, Practices and Risks of the Managed
  Separate Accounts.............................   45
Investments at a Glance.........................   48
Appendix A (Condensed Financial Information)....  A-1
Appendix B (The Fixed Account)..................  B-1
Appendix C (Contents of Statement of Additional
  Information)..................................  C-1


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.


Accumulation Unit...............................   10
Accumulation Period.............................   10
Annuitant.......................................   21
Annuity Payments................................   10
Annuity Unit....................................   10
Cash Surrender Value............................   20
Cash Value......................................   10
Contingent Annuitant............................   21
Contract Date...................................   10
Contract Owner (You, Your)......................   10
Contract Value..................................   10
Contract Year...................................   10
Fixed Account...................................  B-1
Funding Option(s)...............................   11
Income Payments.................................   10
Individual Account..............................   10
Joint Owner.....................................   21
Managed Separate Account........................   16
Maturity Date...................................   24
Owner...........................................   21
Participant's Interest..........................   10
Purchase Payment................................   10
Underlying Fund.................................   11
Written Request.................................   10

                                    SUMMARY:
                          TRAVELERS UNIVERSAL ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options or income options.

Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRA) or IRA Rollovers pursuant to Section 408 of the Internal Revenue Code of 1986, as amended; and (3) qualified retirement plans ("Plan") (which include contracts qualifying under Section 401(a), 403(b), 408(b) or 457 of the Internal Revenue Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

You may purchase a qualified Contract with an initial payment of at least $20, except in the case of an IRA, for which the minimum initial payment is $1,000. Under a qualified Contract, you may make additional payments of at least $20. For nonqualified Contracts, the minimum initial purchase payment is $1,000, and $100 thereafter.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual Contract, you are the contract owner. If a group "allocated" contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual contract owner, or to the group participant, as applicable. For convenience, we refer to both contracts and certificates as "Contracts."

We issue group contracts in connection with retirement plans. Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, (the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.


You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each contract we deduct a semiannual administrative charge of $15. The annual insurance charge is 1.25% of the amounts you direct to the variable funding options. Each funding option also charges for management, any applicable asset allocation fee and other expenses. Please refer to the Fee Table for more information about the charges.

If you withdraw amounts from the Contract, we may deduct a withdrawal charge. The charge equals 5% of each purchase payment if withdrawn within 5 years of the payment date. If you withdraw all amounts under the Contract, or if you begin receiving annuity/income payments, the Company may be required by your state to deduct a premium tax.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any credits and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Company's Home Office receives due proof of death.

Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Death Benefit section of the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

        - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        - TACTICAL ASSET ALLOCATION PROGRAM. If allowed, you may elect to enter into a separate Tactical Asset Allocation services agreement with registered investment advisers who provide Tactical Asset Allocation services. These agreements permit the registered investment advisers to act on your behalf by transferring all or a portion of the cash value from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account. Purchase payments are allocated to the following funding options when you participate in the Tactical Asset Allocation Program: Travelers Timed Growth and Income Stock Account; Travelers Timed Short-Term Bond Account and Travelers Timed Aggressive Stock Account. The Tactical Asset Allocation Program and applicable fees are fully described in a separate Disclosure Statement.

        - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with Copeland Financial Services, LLC ("Copeland"), an affiliate of the Company, for the purpose of receiving asset allocation advice under Copeland's CHART Program. The CHART Program allocates all purchase payments among the American Odyssey Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

                                   FEE TABLE
--------------------------------------------------------------------------------
                  ACCOUNTS GIS, QB, MM, TGIS, TSB, TAS AND TB
                        FUND U AND ITS UNDERLYING FUNDS


CONTRACT CHARGES AND EXPENSES

     CONTINGENT DEFERRED SALES CHARGE (as a percentage of
      purchase payments withdrawn)
        If withdrawn within 5 years after the purchase
       payment is made......................................  5.00%
        If withdrawn 5 or more years after the purchase
       payment is made......................................     0%
     SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE..............    $15
ANNUAL SEPARATE ACCOUNT EXPENSES
     MORTALITY AND EXPENSE RISK CHARGE (as a percentage of
       average net assets of
        Managed Separate Accounts and Fund U)...............  1.25%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding option as of December 31, 1999, unless otherwise noted.)



                                                         MANAGEMENT         MARKET            ANNUAL
               INVESTMENT ALTERNATIVE                       FEE         TIMING FEE(1)      EXPENSES(2)
---------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS
    Travelers Growth and Income Stock Account for
      Variable Annuities (GIS).......................       0.60%                              0.60%
    Travelers Money Market Account for Variable
      Annuities (MM).................................       0.32%                              0.32%
    Travelers Quality Bond Account for Variable
      Annuities (QB).................................       0.32%                              0.32%
    Travelers Timed Aggressive Stock Account for
      Variable Annuities (TAS).......................       0.35%            1.25%             1.60%
    Travelers Timed Bond Account for Variable
      Annuities (TB)*................................       0.50%            1.25%             1.75%
    Travelers Timed Growth and Income Stock for
      Variable Annuities (TGIS)......................       0.32%            1.25%             1.57%
    Travelers Timed Short-Term Bond Account for
      Variable Annuities (TSB).......................       0.32%            1.25%             1.57%






                                                                                              TOTAL
                                                                                         ANNUAL OPERATING
                                                       MANAGEMENT FEE   OTHER EXPENSES       EXPENSES
                                                       (AFTER EXPENSE   (AFTER EXPENSE    (AFTER EXPENSE
                                                       REIMBURSEMENT)   REIMBURSEMENT)    REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
UNDERLYING FUNDING OPTIONS
Capital Appreciation Fund............................       0.75%            0.08%             0.83%
Dreyfus Stock Index Fund.............................       0.25%            0.01%             0.26%
High Yield Bond Trust................................       0.50%            0.31%             0.81%
Managed Assets Trust.................................       0.50%            0.10%             0.60%
AMERICAN ODYSSEY FUNDS, INC.
    Core Equity Fund.................................       0.56%            0.08%             0.64%
    Emerging Opportunities Fund......................       0.75%            0.12%             0.87%
    Global High-Yield Bond Fund......................       0.67%            0.16%             0.83%
    Intermediate-Term Bond Fund......................       0.49%            0.10%             0.59%
    International Equity Fund........................       0.59%            0.13%             0.72%
    Long-Term Bond Fund..............................       0.50%            0.10%             0.60%
AMERICAN ODYSSEY FUNDS, INC.**
    Core Equity Fund.................................       0.56%            1.33%             1.89%
    Emerging Opportunities Fund......................       0.75%            1.37%             2.12%
    Global High-Yield Bond Fund......................       0.67%            1.41%             2.08%
    Intermediate-Term Bond Fund......................       0.49%            1.35%             1.84%
    International Equity Fund........................       0.59%            1.38%             1.97%
    Long-Term Bond Fund..............................       0.50%            1.35%             1.85%
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio..............................       0.75%            0.03%             0.78%

                                                                                              TOTAL
                                                                                         ANNUAL OPERATING
                                                       MANAGEMENT FEE   OTHER EXPENSES       EXPENSES
                                                       (AFTER EXPENSE   (AFTER EXPENSE    (AFTER EXPENSE
                                                       REIMBURSEMENT)   REIMBURSEMENT)    REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Templeton Asset Strategy Fund - Class 1 (formerly
      offered as Templeton Asset Allocation Fund)....       0.60%            0.18%             0.78%(3)
    Templeton Global Income Securities Fund - Class 1
      (formerly offered as Templeton Bond Fund)......       0.60%            0.05%             0.65%(4)
    Templeton Growth Securities Fund - Class 1
      (formerly offered as Templeton Stock Fund).....       0.83%            0.05%             0.88%(5)
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio........................       0.80%            0.02%             0.82%(6)
    INVESCO Strategic Income Portfolio* (formerly
      G.T. Global Strategic Income Portfolio)........       0.80%            0.33%             1.13%(6)
    MFS Total Return Portfolio.......................       0.80%            0.04%             0.84%(6)
    Putnam Diversified Income Portfolio..............       0.75%            0.08%             0.83%(6)
    Smith Barney High Income Portfolio...............       0.60%            0.06%             0.66%(6)
    Smith Barney International Equity Portfolio......       0.90%            0.10%             1.00%(6)
    Smith Barney Large Cap Value Portfolio...........       0.65%            0.02%             0.67%(6)
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio..............       0.70%            0.25%             0.95%(7)
    Social Awareness Stock Portfolio.................       0.64%            0.16%             0.80%
    U.S. Government Securities Portfolio.............       0.32%            0.16%             0.48%
    Utilities Portfolio..............................       0.65%            0.23%             0.88%
VARIABLE INSURANCE PRODUCTS FUND
    Equity-Income Portfolio - Initial Class..........       0.48%            0.08%             0.56%(8)
    Growth Portfolio - Initial Class.................       0.58%            0.07%             0.65%(8)
    High Income Portfolio - Initial Class............       0.58%            0.11%             0.69%
VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio - Initial Class..........       0.53%            0.09%             0.62%(8)



NOTES:



The purpose of this Fee Table is to help you understand the various costs and expenses that you will bear, directly or indirectly, under the Contract. The information, except as noted, reflects expenses of the managed separate accounts as well as Fund U and its funding options for the fiscal year ending December 31, 1999. For additional information, including possible waivers or reductions of these expenses, see "Charges and Deductions." Expenses shown do not include premium taxes, which may apply. "Other Expenses" include operating costs of the separate account or fund. These expenses are reflected in each Fund's net asset value and are not deducted from the account value under the Contract.



 * Not available to new Contract Owners.



** Includes 1.25% CHART asset allocation fee.



(1) Contract Owners may discontinue tactical asset allocation services at any time and thereby avoid any subsequent fees for those services by transferring to a non-timed account.



(2) These figures do not include the mortality and expense risk fee which is deducted from the daily unit values of the separate account.



(3) On 2/8/00, fund shareholders approved a merger and reorganization to merge the assets of TEMPLETON GLOBAL ASSET ALLOCATION FUND into TEMPLETON ASSET ALLOCATION FUND (which then changed its name to TEMPLETON ASSET STRATEGY
    FUND), effective 5/1/00. The table shows restated total expenses based upon the new fees and assets of Templeton Asset Allocation Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other expenses 0.14% and Total Fund Operating Expenses 0.74%.



(4) On 2/8/00, a merger and reorganization was approved to merge the assets of TEMPLETON BOND FUND into TEMPLETON GLOBAL INCOME SECURITIES FUND, effective 5/1/00. The above table shows restated total expenses based upon the fees and assets of TEMPLETON GLOBAL INCOME SECURITIES FUND as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other expenses 0.04% and Total Fund Operating Expenses 0.64%. The Fund's administration fee is paid indirectly through the management fee.



(5) On 2/8/00, a merger and reorganization was approved to merge the assets of TEMPLETON STOCK FUND into TEMPLETON GLOBAL GROWTH FUND (which then changed its name to TEMPLETON GROWTH SECURITIES FUND), effective 5/1/00. The above table shows restated total expenses based upon the fees and assets of TEMPLETON GLOBAL GROWTH FUND as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Other expenses 0.05% and Total Fund Operating Expenses 0.85%. The Fund's administration fee is paid indirectly through the management fee.

(6) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.



(7) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.



(8) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds, or FMR on behalf of certain funds, custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund 's expenses. Without these reductions, the total operating expenses presented in the table would have been 0.57% for EQUITY-INCOME PORTFOLIO, 0.66% for GROWTH PORTFOLIO, and 0.63% for ASSET MANAGER PORTFOLIO.

EXAMPLE*



Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

--------------------------------------------------------------------------------


                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN             ANNUITIZED AT END OF PERIOD SHOWN:
                                          -------------------------------------   -------------------------------------
         INVESTMENT ALTERNATIVE           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS
   Account GIS..........................   $70      $112      $156       $229      $20      $ 62      $106       $229
   Account MM...........................    67       103       141        199       17        53        91        199
   Account QB...........................    67       103       141        199       17        53        91        199
   Account TAS..........................    80       142       206        328       30        92       156        328
   Account TB**.........................    81       146       213        342       31        96       163        342
   Account TGIS.........................    80       141       204        325       30        91       154        325
   Account TSB..........................    80       141       204        325       30        91       154        325
UNDERLYING FUNDING OPTIONS
Capital Appreciation Fund...............    72       119       168        253       22        69       118        253
Dreyfus Stock Index Fund................    66       101       138        192       16        51        88        192
High Yield Bond Trust...................    72       118       167        251       22        68       117        251
Managed Assets Trust....................    70       112       156        229       20        62       106        229
AMERICAN ODYSSEY FUNDS, INC.(1)
   Core Equity Fund.....................    70       113       158        233       20        63       108        233
   Emerging Opportunities Fund..........    73       120       170        257       23        70       120        257
   Global High-Yield Bond Fund..........    72       119       168        253       22        69       118        253
   Intermediate-Term Bond Fund..........    70       111       155        228       20        61       105        228
   International Equity Fund............    71       115       162        241       21        65       112        241
   Long-Term Bond Fund..................    70       112       156        229       20        62       106        229
AMERICAN ODYSSEY FUNDS, INC.(2)
   Core Equity Fund.....................    83       150       220        355       33       100       170        355
   Emerging Opportunities Fund..........    85       157       231        376       35       107       181        376
   Global High-Yield Bond Fund..........    85       156       229        372       35       106       179        372
   Intermediate-Term Bond Fund..........    82       149       217        351       32        99       167        351
   International Equity Fund............    84       152       224        362       34       102       174        362
   Long-Term Bond Fund..................    82       149       218        351       32        99       168        351
DREYFUS VARIABLE INVESTMENT FUND
   Small Cap Portfolio..................    72       117       165        247       22        67       115        247
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
   Templeton Asset Strategy Fund - Class
     1..................................    72       117       165        247       22        67       115        247
   Templeton Global Income Securities
     Fund - Class 1.....................    70       113       158        234       20        63       108        233
   Templeton Growth Securities Fund -
     Class 1............................    73       120       170        258       23        70       120        258
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio............    72       118       167        252       22        68       117        252
   INVESCO Strategic Income
     Portfolio**........................    75       128       183        283       25        78       133        283
   MFS Total Return Portfolio...........    72       119       168        254       22        69       118        254
   Putnam Diversified Income
     Portfolio..........................    72       119       168        253       22        69       118        253
   Smith Barney High Income Portfolio...    71       113       159        235       21        63       109        235
   Smith Barney International Equity
     Portfolio..........................    74       124       176        270       24        74       126        270
   Smith Barney Large Cap Value
     Portfolio..........................    71       114       159        236       21        64       109        236
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock
     Portfolio..........................    73       122       174        265       23        72       124        265
   Social Awareness Stock Portfolio.....    72       118       166        250       22        68       116        250
   U.S. Government Securities
     Portfolio..........................    69       108       150        216       19        58       100        216
   Utilities Portfolio..................    73       120       170        258       23        70       120        258
VARIABLE INSURANCE PRODUCTS FUND
   Equity-Income Portfolio - Initial
     Class..............................    70       110       154        225       20        60       104        225
   Growth Portfolio - Initial Class.....    70       113       158        234       20        63       108        234
   High Income Portfolio - Initial
     Class..............................    71       114       160        238       21        64       110        238
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio - Initial
     Class..............................    70       112       157        231       20        62       107        231



 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $15 SEMIANNUAL CONTRACT FEE AS AN ANNUAL CHARGE OF 0.1125% OF ASSETS.



** Not currently available to new Contract Owners.



(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation Program.



(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation Program.


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Universal Annuity is a contract between the contract owner ("you"), and The Travelers Insurance Company (called "us" or the "Company"). You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The cash value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the cash value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year. The record of accumulation units credited to an owner is called the owner's account. The record of accumulation units credited to an owner is called the individual account or participant's interest.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

The initial purchase payment must be paid before the Contract becomes effective.

Minimum purchase payment amounts are:
  - IRAs: $1,000
  - Other tax-qualified retirement plans: $20 per participant (subject to plan requirements)
  - Nonqualified contracts: $1,000; minimum of $100 for subsequent payment

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments received in good order will be credited within one business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time, unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These include the managed separate accounts and the subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

If any of the funding options becomes unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS
  Travelers Growth and       Seeks long-term accumulation of principal through         Travelers Asset Management
  Income Stock Account       capital appreciation and retention of net investment      International Company LLC
                             income.                                                   ("TAMIC") Subadviser: The
                                                                                       Travelers Investment
                                                                                       Management Company
                                                                                       ("TIMCO")
  Travelers Money Market     Seeks preservation of capital, a high degree of           TAMIC
  Account                    liquidity and the highest possible current income
                             available from certain short-term money market
                             securities.
  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Account                    total return.
  Travelers Timed            Seeks growth of capital by investing primarily in a       TIMCO
  Aggressive Stock Account   broadly diversified portfolio of common stocks.
  Travelers Timed Growth     Seeks long-term accumulation of principal through         TIMCO
  and Income Stock           capital appreciation and retention of net investment
                             income.
  Travelers Timed            Seeks high current income with limited price volatility.  TIMCO
  Short-Term Bond Account
FUND U FUNDING OPTIONS
Capital Appreciation Fund    Seeks growth of capital through the use of common         TAMIC
                             stocks. Income is not an objective. The Fund invests      Subadviser: Janus Capital
                             principally in common stocks of small to large companies  Corp.
                             which are expected to experience wide fluctuations in
                             price in both rising and declining markets.
Dreyfus Stock Index Fund     Seeks to provide investment results that correspond to    Mellon Equity Securities
                             the price and yield performance of publicly traded
                             common stocks in the aggregate, as represented by the
                             Standard & Poor's 500 Composite Stock Price Index.
High Yield Bond Trust        Seeks generous income. The assets of the High Yield Bond  TAMIC
                             Trust will be invested in bonds which, as a class, sell
                             at discounts from par value and are typically high risk
                             securities.
Managed Assets Trust         Seeks high total investment return through a fully        TAMIC Subadviser: TIMCO
                             managed investment policy in a portfolio of equity, debt
                             and convertible securities.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
AMERICAN ODYSSEY FUNDS, INC.
  Core Equity Fund           Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of well-established            Management, Inc.
                             companies.                                                Subadvisers: Equinox
                                                                                       Capital Management, LLC;
                                                                                       Putnam Investment
                                                                                       Management Inc.; and State
                                                                                       Street Global Advisors.
  Emerging Opportunities     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund                       primarily in common stocks of small, rapidly growing      Management, Inc.
                             companies.                                                Subadvisers: SG Cowen
                                                                                       Asset Management;
                                                                                       Chartwell Investment
                                                                                       Partners; and State Street
                                                                                       Global Advisors.
  Global High-Yield Bond     Seeks maximum long-term total return (capital             American Odyssey Funds
  Fund                       appreciation and income) by investing primarily in        Management, Inc.
                             high-yield debt securities from the United States and     Subadviser: Credit Suisse
                             abroad.                                                   Asset Management
  Intermediate-Term Bond     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund                       primarily in intermediate-term corporate debt             Management, Inc.
                             securities, U.S. government securities, mortgage-related  Subadviser: TAMIC securities and asset-backed securities, as well as money
                             market instruments.
  International Equity Fund  Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of established non-U.S.        Management, Inc.
                             companies.                                                Subadviser: Bank of
                                                                                       Ireland Asset Management
                                                                                       (U.S.) Limited
  Long-Term Bond Fund        Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in long-term corporate debt securities, U.S.    Management, Inc.
                             government securities, mortgage-related securities, and   Subadviser: Western Asset
                             asset-backed securities, as well as money market          Management Company
                             instruments.
DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio        Seeks to maximize capital appreciation.                   The Dreyfus Corporation
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Templeton Asset Strategy   Seeks a high level of total return with reduced risk      Templeton Investment
  Fund (Class 1)             over the long term through a flexible policy of           Counsel, Inc.
                             investing in stocks of companies in any nation and debt
                             obligations of companies and governments of any nation.
  Templeton Global Income    Seeks high current income by investing primarily in debt  Franklin Advisers, Inc.
  Securities Fund (Class 1)  securities of companies, governments and government       Subadviser: Templeton
                             agencies of various nations throughout the world.         Investment Counsel, Inc.
  Templeton Growth           Seeks capital growth by investing primarily in common     Templeton Global Advisors
  Securities Fund (Class 1)  stocks issued by companies, large and small, in various   Limited
                             nations throughout the world.
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio  Seeks long-term growth of capital by investing            Travelers Investment
                             predominantly in equity securities of companies with a    Adviser ("TIA")
                             favorable outlook for earnings and whose rate of growth   Subadviser: Alliance
                             is expected to exceed that of the U.S. economy over       Capital Management L.P.
                             time. Current income is only an incidental
                             consideration.
  MFS Total Return           Seeks to obtain above-average income (compared to a       TIA Subadviser:
  Portfolio                  portfolio entirely invested in equity securities)         Massachusetts Financial
                             consistent with the prudent employment of capital.        Services Company ("MFS")
                             Generally, at least 40% of the Portfolio's assets will
                             be invested in equity securities.
  Putnam Diversified Income  Seeks high current income consistent with preservation    TIA Subadviser: Putnam
  Portfolio                  of capital. The Portfolio will allocate its investments   Investment Management,
                             among the U.S. Government Sector, the High Yield Sector,  Inc.
                             and the International Sector of the fixed income
                             securities markets.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
  Smith Barney High Income   Seeks high current income. Capital appreciation is a      SSB Citi Fund Management
  Portfolio                  secondary objective. The Portfolio will invest at least   LLC ("SSB Citi")
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
  Smith Barney               Seeks total return on assets from growth of capital and   SSB Citi
  International Equity       income by investing at least 65% of its assets in a
  Portfolio                  diversified portfolio of equity securities of
                             established non-U.S. issuers.
  Smith Barney Large Cap     Seeks current income and long-term growth of income and   SSB Citi
  Value Portfolio            capital by investing primarily, but not exclusively, in
                             common stocks.
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC Subadvisor: TIMCO
  Portfolio                  broadly diversified portfolio of common stocks.
  Social Awareness Stock     Seeks long-term capital appreciation and retention of     SSB Citi
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.
  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio       investor concerned primarily with highest credit
                             quality, current income and total return. The assets of
                             the U.S. Government Securities Portfolio will be
                             invested in direct obligations of the United States, its
                             agencies and instrumentalities.
  Utilities Portfolio        Seeks to provide current income by investing in equity    SSB Citi
                             and debt securities of companies in the utility
                             industries.
VARIABLE INSURANCE PRODUCTS
  Equity Income Portfolio--  Seeks reasonable income by investing primarily in         Fidelity Management &
  Initial Class              income- producing equity securities, in choosing these    Research Company ("FMR")
                             securities, the portfolio manager will also consider the
                             potential for capital appreciation.
  Growth Portfolio--Initial  Seeks capital appreciation by purchasing common stocks    FMR
  Class                      of well-known, established companies, and small emerging
                             growth companies, although its investments are not
                             restricted to any one type of security. Capital
                             appreciation may also be found in other types of
                             securities, including bonds and preferred stocks.
  High Income Portfolio--    Seeks to obtain a high level of current income by         FMR
  Initial Class              investing primarily in high yielding, lower-rated,
                             fixed-income securities, while also considering growth
                             of capital.
VARIABLE INSURANCE PRODUCTS II
  Asset Manager Portfolio--  Seeks high total return with reduced risk over the        FMR
  Initial Class              long-term by allocating its assets among stocks, bonds
                             and short-term fixed-income instruments.


                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your Travelers sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a purchase payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from purchase payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first ("first in, first out"). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn. Unless the Company receives instructions to the contrary, the withdrawal charge will be deducted from the amount requested.

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

          (a)  any purchase payments to which no withdrawal charge applies; then

          (b) from any remaining free withdrawal allowance (as described below) after reduction by the amount of (a); then

          (c) from any purchase payments to which withdrawal charges apply (on a first-in, first-out basis); and, finally

          (d) from any Contract earnings.

NOTE: Any free withdrawals taken will not reduce purchase payments still subject to a withdrawal charge.

We will not deduct a withdrawal charge (1) from the distribution of death proceeds; or (2) after the first contract year, upon election of an annuity payout (based upon life expectancy); or (3) made due to minimum distribution requirements.

The withdrawal charge will be waived if:

- an annuity payout is begun;

- an income option of at least three years' duration (without right of withdrawal) is begun after the first contract year;

- the participant under a group Contract or annuitant under an individual Contract dies;

- the participant under a group Contract or annuitant under an individual Contract becomes disabled (as defined by the Internal Revenue Service) subsequent to purchase of the Contract;

- the participant under a group Contract, or annuitant under an individual Contract, under a tax-deferred annuity plan (403(b) plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the contract owner or participant, as provided in the plan;

- the participant under a group Contract, or annuitant under an individual Contract, under an IRA plan reaches age 70 1/2, provided the certificate, has been in effect five years or more;

- the participant under a group Contract, or annuitant under an individual Contract, under a qualified pension or profit-sharing plan (including a 401(k) plan) retires at or after age 59 1/2, provided the certificate or Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those under Certificates issued before May 1, 1992, the withdrawal charge will also be waived if the participant or annuitant retires at normal retirement age (as defined by the Plan), provided the Certificate or Contract, as applicable has been in effect one year or more);

- the participant under a Section 457 deferred compensation plan retires and the Certificate has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable Internal Revenue Service ("IRS") rules;

- for group Contracts, the participant under a Section 457 deferred compensation plan established by the Deferred Compensation Board of the state of New York or a "public employer" in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The withdrawal charge will also be waived for such a plan at the termination date specified in the Contract; or

- for group Contracts, the participant under a pension or profit-sharing plan, including a 401(k) plan, Section 457 deferred compensation plan, or a tax deferred annuity plan (403(b) plan) that is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") retires at normal retirement age (as defined by the plan) or terminates employment, provided that the contract owner purchases this Contract in conjunction with a group unallocated flexible annuity contract issued by the Company.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the cash value annually. We calculate the available withdrawal amount as of the end of the previous Contract year. The free withdrawal provision applies to all partial withdrawals. We reserve the right to not permit the provision on a full surrender. In Washington state, the free withdrawal provision applies to all withdrawals.

ADMINISTRATIVE CHARGE

We deduct a semiannual administrative charge of $15 for each individual account maintained. The administrative charge will be deducted from the account in June and December of each year. The first charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. This charge does not apply after an annuity payout has begun. The administrative charge will be deducted from the cash value by canceling accumulation units in each funding option on a pro rata basis. This charge will not be deducted from amounts held in the Fixed Account.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the Separate Accounts. This charge, on an annual basis, is 1.25% of the Separate Account value. (This charge equals 0.003425% for each business day.) We reserve the right to lower this charge at any time. This charge compensates the Company for various risks assumed, benefits provided and expenses incurred, including commission payments to Travelers sales agents.


FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 5% depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the cash value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.


TACTICAL ASSET ALLOCATION SERVICES FEES

In connection with the Tactical Asset Allocation services provided to participants in Accounts TGIS, TSB and TAS, Copeland receives a fee equal on an annual basis to 1.25% of the current value of the assets subject to the program. The Company deducts this fee daily from the assets of the Market Timed Accounts. Copeland also charges a $30 tactical asset allocation application fee.

Participants may discontinue Tactical Asset Allocation services at any time and avoid any subsequent fees for those services by transferring to a non-timed account. (See "Tactical Asset Allocation Services.")

MANAGED SEPARATE ACCOUNTS: MANAGEMENT AND FEES

The investments and administration of each managed separate account are under the direction of a Board of Managers. Subject to the authority of each Board of Managers, TIMCO and TAMIC furnish investment management and advisory services as indicated in the Investment Option Chart. Additionally, the Board of Managers for each managed separate account annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies (and submits any such changes to contract owners at the annual meeting), and takes any other actions necessary in connection with the operation and management of the managed separate accounts.

The Travelers Investment Management Company ("TIMCO") is a registered investment adviser that has provided investment advisory services since its incorporation in 1967. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly owned subsidiary of Citigroup Inc., a bank services holding company. TIMCO provides investment management and advisory services to Accounts TAS, TGIS and TSB. The fees are as follows:

               ACCOUNT                        ANNUAL MANAGEMENT FEE
               -------                        ---------------------
Account TAS..........................  0.35% of average daily net assets
Account TGIS.........................  0.3233% of average daily net assets
Account TSB..........................  0.3233% of average daily net assets


Travelers Asset Management International Company LLC ("TAMIC") is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup Inc., a bank holding company. TAMIC provides investment and management and advisory services to Accounts GIS, QB, MM and TB.

               ACCOUNT                        ANNUAL MANAGEMENT FEE
               -------                        ---------------------
                                       0.65% of the first $500,000,000,
Account GIS..........................  plus
                                       0.55% of the next $500,000,000, plus
                                       0.50% of the next $500,000,000, plus
                                       0.45% of the next $500,000,000, plus
                                       0.40% of amounts over $2,000,000,000
                                         (of Account GIS's aggregate net
                                         asset value)
Account TB...........................  0.50% of the first $50,000,000, plus
                                       0.40% of the next $100,000,000, plus
                                       0.30% of the next $100,000,000, plus
                                       0.25% of amounts over $250,000,000
                                         (of Account TB's aggregate net
                                         asset value)
Account QB...........................  0.3233% of average daily net assets
Account MM...........................  0.3233% of average daily net assets

TAMIC also supervises the subadvisor of Account GIS, TIMCO. According to the terms of this written subadvisory agreement, TAMIC will pay TIMCO a fee equivalent on an annual basis to the following:

                                                    AGGREGATE
  ANNUAL                                            NET ASSET
SUBADVISORY                                          VALUE OF
    FEE                                            THE ACCOUNT
-----------                                        -----------
  0.45 %               of the first               $  700,000,000plus
  0.275%               of the next                $  300,000,000plus
  0.25 %               of the next                $  500,000,000plus
  0.225%               of the next                $  500,000,000plus
  0.20 %               of amounts over            $2,000,000,000

TIMCO also acts as investment adviser or subadviser for:

     - other investment companies used to fund variable products

     - individual and pooled pension and profit-sharing accounts

     - affiliated companies of The Travelers Insurance Company.

TAMIC also acts as investment adviser or subadviser for:

     - other investment companies used to fund variable products

     - individual and pooled pension and profit-sharing accounts and domestic insurance companies affiliated with The Travelers Insurance Company

     - nonaffiliated insurance companies.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent. Please refer to Appendix B for information about transfers between the Fixed Account and the funding options.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. Certain minimums may apply to enroll in the program and to amounts transferred.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

You may elect to enter into a separate advisory agreement with Copeland, an affiliate of the Company. For a fee, Copeland provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

                       TACTICAL ASSET ALLOCATION SERVICES
--------------------------------------------------------------------------------

Accounts TGIS, TSB and TAS ("Market Timed Accounts") are funding options available to individuals who have entered into tactical asset allocation services agreements ("Tactical Asset Allocation agreements") with registered investment advisers who provide tactical asset allocation services ("registered investment advisers"). These agreements allow the registered investment advisers to act on your behalf by transferring all or a portion of your cash value units from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account.

You may transfer account values from any of the Market Timed Accounts to any of the other funding options. However, if you are in a Market Timed Account, transfer all current account values and direct all future allocations to a non-timed funding option, the Tactical Asset Allocation agreements with the registered investment advisers automatically terminate. If this occurs, the registered investment advisers no longer have the right to transfer funds on your behalf. Partial withdrawals from the Market Timed Accounts do not affect the tactical asset allocation agreements.

Copeland, a registered investment adviser and an affiliate of the Company, provides Tactical Asset Allocation services for a fee. The fee equals 1.25% annually of the current value of the assets subject to the program. Copeland also charges a $30 program application fee. If you terminate your Tactical Asset Allocation agreement and decide to reenter an agreement, the Tactical Asset Allocation fees will be reassessed, and a new $30 application fee will be charged by Copeland.

We deduct the tactical asset allocation fee from the assets of the Market Timed Accounts. Although the Tactical Asset Allocation agreements are between you and Copeland, we are solely responsible for payment of the fee to Copeland. On each Valuation Date, we deduct the amount necessary to pay the fee from each Market Timed Account and, in turn, pay that amount to Copeland. This is the only payment method available to those who enter into Tactical Asset Allocation agreements. Individuals in the Market Timed Accounts may use unaffiliated market timing investment advisers with our approval and if such advisers agree to an arrangement substantially identical to the asset charge payment method.

Because the tactical asset allocation services are provided according to individual agreements between you and the registered investment advisers, the Boards of Managers of the Market Timed Accounts do not exercise any supervisory or oversight role for services or the related fees.


Under the asset charge payment method, the daily deductions for market timing fees are not treated by the Company as taxable distributions. (See "Federal Tax Considerations".)

TACTICAL ASSET ALLOCATION RISKS

If you invest in the Market Timed Accounts without a tactical asset allocation agreement, you may bear a higher proportion of the expenses associated with Separate Account portfolio turnover. In addition, those who allocate amounts to these Accounts without a Tactical Asset Allocation agreement will still have the Tactical Asset Allocation fees deducted on a daily basis. We intend to identify any such individuals and restore to their accounts, no less frequently than monthly, an amount equal to the deductions for the Tactical Asset Allocation fees. However, this restored amount will not reflect any investment experience of the fees deducted.

If you participate in a Tactical Asset Allocation agreement, you may be subject to the following additional risks: (1) higher transaction costs; (2) higher portfolio turnover rate; (3) investment return goals not being achieved by the registered investment advisers which provide Tactical Asset Allocation services; and (4) higher account expenses for depleting and, then starting up the account. Actions by the registered investment advisers which provide tactical asset allocation services may also increase risks generally found in any investment, i.e., the failure to achieve an investment objective, and possible lower yield. In addition, if more than one Tactical Asset Allocation strategy uses a Market Timed Account, those who invest in the Market Timed Account when others are transferred into or out of that Account by the registered investment advisers may bear part of the direct costs incurred by those individuals who were transferred. For example, if 90% of a Market Timed Account is under one tactical asset allocation strategy, and those funds are transferred into or out of that Account, those constituting the other 10% of the Market Timed Account may bear a higher portion of the expense for the transfer.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Under a group Contract, before a participant's maturity date, we will pay all or any portion of that participant's cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted to the owner or participant, as provided in the plan. A group contract owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.

Under an individual Contract, the contract owner may redeem all or any portion of the cash surrender value any time before the maturity date. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the business day after we receive the surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawal that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")

SYSTEMATIC WITHDRAWALS

Each contract year, you may elect to take monthly, quarterly, semiannual or annual systematic withdrawals of a specified dollar amount. Any applicable premium taxes will be deducted. To elect this option, an election form provided by the Company must be completed. Systematic withdrawals may be stopped at any time, provided the Company receives at least 30 days' written notice.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where permitted by law).

Each systematic withdrawal is subject to federal income tax on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawal.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------


TYPES OF OWNERSHIP



Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.



You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.



Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.



BENEFICIARY



You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has chosen not to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.



Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.



ANNUITANT



The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.



A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH PROCEEDS BEFORE THE MATURITY DATE

The following death benefit applies to all Contracts that include a death benefit. We calculate the death benefit amount as of the date our Home Office receives proof of death. All amounts will be reduced by any outstanding loans and any premium taxes due.

------------------------------------------------------------------------------------------------------
                 INDIVIDUAL CONTRACT                                    GROUP CONTRACT
------------------------------------------------------------------------------------------------------
 IF ANNUITANT DIES ON OR AFTER AGE 75, AND BEFORE THE     IF PARTICIPANT DIES ON OR AFTER AGE 75, AND
 MATURITY DATE:                                           BEFORE THE MATURITY DATE:
------------------------------------------------------------------------------------------------------
 Amount paid: the cash value of the Contract              Amount paid: the participant's interest
                                                          under the Contract
------------------------------------------------------------------------------------------------------
 IF ANNUITANT DIES BEFORE AGE 75, AND BEFORE THE          IF PARTICIPANT DIES BEFORE AGE 75, AND
 MATURITY DATE:                                           BEFORE THE MATURITY DATE:
------------------------------------------------------------------------------------------------------
 Amount paid: the greater of (1),(2) or (3) below:        Amount paid: the greatest of (1), (2) or (3)
                                                          below:
------------------------------------------------------------------------------------------------------
 (1) the cash value                                       (1) the participant's interest
------------------------------------------------------------------------------------------------------
 (2) the total purchase payments made, less any prior     (2) the total purchase payments made on
     withdrawals or loans                                     behalf of the participant, less any
                                                              prior withdrawals or loans
------------------------------------------------------------------------------------------------------
 (3) the cash value on the 5(th) multiple contract        (3) the participant's interest on the 5(th)
     year anniversary (i.e., 5(th), 10(th), 15(th),           multiple certificate year anniversary
     etc.) less any withdrawals made since that               (i.e., 5(th), 10(th), 15(th), etc.) less
     anniversary before we receive proof of death             any withdrawals made since that
                                                              anniversary before we receive proof of
                                                              death.
------------------------------------------------------------------------------------------------------

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS


--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS


--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------


DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive scheduled annuity payments. You can choose the month and the year in which those payments begin (maturity date). You can also choose among payout plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract/ Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. Income options that are not based on any lifetime are also available. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the Contract. Under nonqualified Contracts, unless you elect otherwise, the maturity date will be the annuitant's 75th birthday or ten years after the effective date of the Contract, if later. Under qualified Contracts, the maturity date must be before the individual's 70th birthday, unless we consent to a later date.

At least 30 days before the original maturity date, you may extend the maturity date to any time prior to the annuitant's 85th birthday or to a later date with our consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified Contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the contract value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

On the maturity date, we will pay the amount due under the Contract in one lump sum, or in accordance with the payment option selected by the contract owner. Election of an annuity option or an income option must be made in writing in a form satisfactory to the Company. Any election made during the lifetime of the group Contract participant, or the annuitant under an individual Contract, must be made by the participant, as provided in the plan or the contract owner, as applicable. The terms of options elected may be restricted to meet the contract qualification requirements of Section 401(a)(9) of the Internal Revenue Code.

Income options differ from annuity options in that the amount of the payments made under income options are unrelated to the length of life of any person. Thus, the participant may outlive the payment period. Although the Company continues to deduct the charge for mortality and expense risks, it assumes no mortality risks for amounts applied under any income option.

The minimum amount that can be placed under an annuity option or income option, is $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $20, we reserve the right to make payments at less frequent intervals. Annuity options and income options may be elected on a monthly, quarterly, semiannual or annual basis.

AUTOMATIC OPTION -- Unless we are directed otherwise by the owner, if the participant is living and has a spouse and no election has been made, the Company will, on that participant's maturity date, pay to the participant the first of a series of annuity payments based on the life of the participant as the primary payee and the participant's spouse in accordance with Option 5 below.

Unless the plan provides otherwise, if the participant has no spouse, the Company will, on the maturity date, pay to the participant the first of a series of annuity payments based on the life of the participant, in accordance with Option 2 with 120 monthly payments assured.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY -- NO REFUND: The Company will make annuity payments during the lifetime of the person on whose life the payments are based, terminating with the last payment preceding death. While this option offers the maximum periodic payment, there is no assurance of a minimum number of payments, nor is there a provision for a death benefit for beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED: The Company will make monthly annuity payments during the lifetime of the person on whose life payments are based, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as selected, payments will be continued during the remainder of the period to the beneficiary designated. The beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the annuity began.

OPTION 3 -- UNIT REFUND LIFE ANNUITY: The Company will make annuity payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the beneficiary will receive in one sum the current dollar value of the number of annuity units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment, and (b) is the product of the number of the annuity units represented by each payment and the number of payments made.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: The Company will make annuity payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCES ON DEATH OF PRIMARY PAYEE: The Company will make annuity payments during the lifetime of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- OTHER ANNUITY OPTIONS: The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Income payments are periodic payments made by the Company which are not based on the life of the participant.

The cash surrender value used to determine the amount of any income payment will be calculated as of 14 days before the date an income payment is due and will be determined on the same basis as the cash surrender value during the Accumulation Phase, including the deduction for mortality and expense risks.

While income options do not directly involve mortality risks for the Company, an individual may elect to apply the remaining cash surrender value to provide an annuity at the guaranteed rates even though income payments have been received under an income option. Before an owner or participant makes any income option election, he or she should consult a tax adviser as to any adverse tax consequences the election might have.

OPTION 1 -- PAYMENTS OF A FIXED AMOUNT: The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The final payment will include any amount insufficient to make another full payment.

OPTION 2 -- PAYMENTS FOR A FIXED PERIOD: The Company will make payments for the number of years selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

OPTION 3 -- INVESTMENT INCOME: The Company will make payments for the period agreed on. The amount payable will be equal to the excess, if any, of the cash surrender value under this option over the amount applied under this option. No payment will be made if the cash surrender value is less than the amount applied, and it is possible that no payments would be made for a period of time. Payments under this option are not considered to be annuity payments and are taxable in full as ordinary income. (See "Federal Tax Considerations.") This option will generally be inappropriate under federal tax law for periods that exceed the participant's attainment of age 70 1/2.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For individual contracts, you may return the Contract for a full refund of the cash value (including charges) within ten days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the cash value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the cash value (including charges) will be refunded.

For group Contracts issued in the state of New York, during the 20 days after receiving a certificate, the participant may return it to us, by mail or in person, if for any reason the participant has changed his or her mind. Upon return of the certificate, the Company will refund to the contract owner the sum of all purchase payments made under the Contract, and will make the separate accounts whole if the accumulation value has declined.

The cash value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

The right to return is not available to participants of the Texas Optional Retirement Program.

TERMINATION OF INDIVIDUAL CONTRACT

You do not need to make any purchase payments after the first to keep the Contract in effect. However, unless otherwise specified by state law, we reserve the right to terminate the Contract on any business day if the cash value as of that date is less than $500 and no purchase payments have been made for at least three years. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash value less any applicable premium tax, and less any applicable administrative charge.

TERMINATION OF GROUP CONTRACT OR ACCOUNT

TERMINATION BY OWNER -- If an owner or a participant terminates an account, in whole or in part, while the Contract remains in effect; and the value of the terminated account is to be either paid in cash to you or to a participant; or transferred to any other funding vehicle, the Company will pay or transfer the cash surrender value of the terminated account.

If this Contract is terminated, whether or not the plan is terminated; and the owner or the participant, as provided in the plan, elect that values are not to be paid out in cash or transferred, the Company reserves the right to agree to apply a participant's interest either as instructed by the owner or the participant, or under one of the options described under "Options in the Event of Termination of a Participant."

TERMINATION BY PARTICIPANT -- If a participant terminates an individual account, in whole or in part, while the Contract remains in effect; and the value of the terminated individual account is to be either paid in cash to the participant, or transferred to any other funding vehicle, the Company will pay or transfer the cash surrender value of the terminated account.

TERMINATION BY THE COMPANY AND TERMINATION AMOUNT -- If the cash value in a participant's individual account is less than the termination amount stated in the Contract, and no premium has been applied to the account for at least three years, the Company reserves the right to terminate that account, and to move the cash value of that participant's individual account to the owner's account.

If the plan does not allow for this movement to the owner's account, the cash value, less any applicable premium tax not previously deducted, will be paid to that participant or to the owner, as provided in the plan.

We reserve the right to terminate this Contract on any valuation date if:

     1. there is no cash value in any participant's individual account, and

     2. the cash value of the owner's account, if any, is less than $500, and

     3. the premium has not been paid for at least three years.

If this Contract is terminated, the cash value of the owner's account, if any, less any applicable premium tax not previously deducted will be paid to you.

Termination will not occur until 31 days after the Company has mailed notice of termination to the group contract owner or the participant, as provided in the plan, at the last known address; and to any assignee of record.

OPTIONS IN THE EVENT OF TERMINATION OF A PARTICIPANT -- In the event that, before a participant's maturity date, that participant terminates participation in the plan, the owner or that participant, as provided in the plan, with respect to that participant's interest may elect:

     1. If that participant is at least 50 years of age, to have that participant's interest applied to provide an annuity option or an income option.

     2. If the Contract is continued, to have that participant's interest applied to continue as a paid-up deferred annuity for that participant, (i.e., the cash value remains in the Contract and the annuity becomes payable under the same terms and conditions as the annuity that would have otherwise been payable at the maturity date).

     3. To have the owner or that participant, as provided in the plan, receive that participant's interest in cash.

     4. If that participant becomes a participant under another group contract of this same type which is in effect with us, to transfer that participant's interest to that group contract.

     5. To make any other arrangements as may be mutually agreed on.

If this Contract is continued, any cash value to which a terminating participant is not entitled under the plan, will be moved to the owner's account.

AUTOMATIC BENEFIT -- In the event of termination, unless otherwise provided in the Plan, a participant's interest will continue as a paid-up deferred annuity in accordance with option 2. above, if this Contract is continued. Or, if this Contract is terminated, will be paid in cash to the owner or to that participant, as provided in the plan.

ANNUITY PAYMENTS -- Termination of this Contract or the plan will not affect payments being made under any annuity option which began before the date of termination.

DISTRIBUTION FROM ONE ACCOUNT TO ANOTHER ACCOUNT

Under a group Contract, the owner may, as provided for in the plan, distribute the cash value from the owner's account to one or more individual accounts. No distribution will be allowed between individual accounts.

The owner may, as required by and provided for in the plan, move the cash value from any or all individual accounts to the owner's account without a charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

CHANGE OF CONTRACT

For group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.

Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the contract date, and in no event will changes be made with respect to payments being made by the Company under any annuity option which has commenced prior to the date of change. On and after the fifth anniversary of the contract date, the Company reserves the right to change the termination amount (see "Termination of Contract or Account"), the calculation of the net investment rate and the unit values, and the annuity tables. Any change in the annuity tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all owners' accounts and individual accounts under the Contract, to only the owners' accounts and individual accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the owner at least 90 days before the date the change is to take effect.

ASSIGNMENT

The participant may not assign his or her rights under a group Contract. The owner may assign his or her rights under an individual or a group Contract if allowed by the plan.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the separate accounts are located in the Statement of Additional Information.

IMSA

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.


Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The contract owner or participant, as applicable, has certain voting rights in the funding options. The number of votes which an owner or participant, as provided in the plan, may cast in the accumulation period is equal to the number of accumulation units credited to the account under the Contract. During the annuity period, the group participant or the individual contract owner may cast the number of votes equal to (i) the reserve related to the Contract divided by
(ii) the value of an accumulation unit. During the annuity period, the voting rights of a participant or, under an individual Contract, an annuitant, will decline as the reserve for the Contract declines.

Upon the death of the person authorized to vote under the Contract, all voting rights will vest in the beneficiary of the Contract, except in the case of nonqualified individual Contracts, where the surviving spouse may succeed to the ownership.

FUND U. In accordance with its view of present applicable law, the Company will vote shares of the underlying funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in Fund U. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the mutual funds in its own right, it may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest in Fund U will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in Fund U corresponding to his or her interest in Fund U.

ACCOUNTS GIS, QB, MM, TGIS, TSB, TAS AND TB. Contract owners participating in Accounts GIS, QB, MM, TGIS, TSB, TAS or TB will be entitled to vote at their meetings on (i) any change in the fundamental investment policies of or other policies related to the accounts requiring the owners' approval; (ii) amendment of the investment advisory agreements; (iii) election of the members of the Board of Managers of the accounts; (iv) ratification of the selection of an independent public accountant for the accounts; (v) any other matters which, in the future, under the 1940 Act require the owners' approval; and (vi) any other business which may properly come before the meeting. The number of votes which each contract owner or a participant may cast, including fractional votes, shall be determined as of the date to be chosen by the Board of Managers within 75 days of the date of the meeting, and at least 20 days' written notice of the meeting will be given.

Votes for which participants under a group Contract are entitled to instruct the owner, but for which the owner has received no instructions, will be cast by the owner for or against each proposal to be voted on only in the same proportion as votes for which instructions have been received.

LEGAL PROCEEDINGS AND OPINIONS


Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.


In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.


                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNTS

Two different types of separate accounts are available to Fund the Contracts described in this prospectus. The first type, Fund U, is a unit investment trust registered with the SEC under the 1940 Act. Fund U's assets are invested exclusively in the shares of the underlying funds.

The second type of separate account available under the Contract, the "managed separate accounts," (Accounts GIS, QB, MM, TGIS, TSB, TAS and TB) are diversified, open-end management investment companies registered with the SEC under the 1940 Act. The assets of the managed separate accounts are invested directly in securities such as stocks, bonds or money market instruments which are compatible with the stated investment policies of each separate account. Each of the separate accounts available in connection with the Contract has different investment objectives and fundamental investment policies.

The separate accounts were established on the following dates: Fund U -- May 16, 1983; Account GIS -- September 22, 1967; Account QB -- July 29, 1974; Account
MM -- December 29, 1981; Accounts TGIS and TSB -- October 30, 1986; and Accounts TAS and TB -- January 2, 1987.

Under Connecticut law, the assets of the separate accounts will be held for the exclusive benefit of its owners. Income, gains and losses, whether or not realized, for assets allocated to the separate accounts, are in accordance with the applicable annuity contracts, credited to or charged against the separate accounts without regard to other income, gains or losses of the Company. The assets in the separate accounts are not chargeable with liabilities arising out of any other business which the Company may conduct. The obligations arising under the variable annuity contracts are obligations of the Company.

For each managed separate account, neither the investment objective nor the fundamental investment restrictions, as described in the SAI, can be changed without a vote of the majority of the outstanding voting securities of the Accounts, as defined by the 1940 Act.

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the funding options of Fund U. The Company may also advertise the standardized average annual total returns of Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U, calculated in a manner prescribed by the SEC, as well as the nonstandardized total returns, as described below.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total returns will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000, and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES. The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.


                           MANAGED SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

As described earlier in this prospectus, there are various funding options available to you under your Universal Annuity Contract. You may select from several underlying funding options, which are described in detail in separate prospectuses. In addition, you may choose to invest in one or more of the managed separate accounts (the "Accounts") also offered through your Contract. Detailed information regarding these Accounts such as investment objectives, investment techniques, risk factors and management of the Accounts, is provided below. Not all funding options or Accounts may be available to you. Please refer to your Contract. There can be no assurance that the Accounts' investment objectives will be achieved.

                 THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT GIS)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TIMCO

PORTFOLIO MANAGER:  Sandip Bhagat

INVESTMENT OBJECTIVE: Long-term accumulation of principal through capital appreciation and retention of net investment income.

KEY INVESTMENTS:  Common stock of large U.S. companies.

SELECTION PROCESS: Account GIS invests primarily in stocks of large U.S. companies representing a wide range of industries. Stock selection is based on a quantitative screening process which favors companies that achieve earnings growth above consensus expectations, and whose stocks offer attractive relative value. In order to achieve consistent performance, TIMCO manages Account GIS to mirror the overall risk, sector weightings and growth value style characteristics of the Standard & Poor's 500 Stock Index ("S&P 500"). The S&P 500 is a value-weighted equity index comprised mainly of large-company stocks.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account GIS, to a lesser extent, will invest in other securities. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

        - fixed-income securities such as bonds and notes, including U.S. Government securities;

        - exchange-traded stock index futures

        - covered call options, put options

        - foreign securities

For a complete list of all investments available to Account GIS, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL RISK FACTORS: Account GIS is most subject to equities risk. For a complete discussion of equities risk and other risks carried by the investments of Account GIS, please refer to the "Investments, Practices and Risks" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account GIS.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account GIS permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities;

     2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

     3. purchase interests in real estate represented by securities for which there is an established market;

     4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

     5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account GIS not to exceed 5% of the voting securities of any one issuer);

     6. make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts; and

     7. invest up to 5% of its assets in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).

                       THE TRAVELERS QUALITY BOND ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT QB)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TAMIC

PORTFOLIO MANAGER:  F. Denney Voss

INVESTMENT OBJECTIVE: Current income, moderate capital volatility and total return.

KEY INVESTMENTS:  Investment grade debt securities and money market instruments.

SELECTION PROCESS: The adviser expects that the Fund's investments generally will maintain an average duration of 5 years or less. Investment in longer term obligations may be made if the manager decides that the investment yields justify a longer term commitment. No more than 25% of the value of the Account's total assets will be invested in any one industry. The portfolio will be actively managed and, under certain market conditions, investments may be sold prior to maturity.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account QB may invest in many types of fixed-income securities and employ various types of strategies. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

          - treasury bills

          - repurchase agreements

          - commercial paper

          - certificates of deposit

          - banker's acceptances
          - bonds, notes, debentures

          - convertible securities

          - when-issued securities

          - interest rate future contracts

For a complete list of all investments available to Account QB, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL RISK FACTORS: Account QB is most subject to fixed-income securities risk. For a complete discussion of fixed-income securities risk and other risks carried by the investments of Account QB, please refer to the "Investments, Practices and Risks" section of this prospectus.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account QB permit it to:

     1. invest up to 15% of the value of its assets in the securities of any one issuer (exclusive of obligations of the United States government and its instrumentalities, for which there is no limit);

     2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

     3. purchase interests in real estate represented by securities for which there is an established market;

     4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

     5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account QB not to exceed 5% of the voting securities of any one issuer); and

     6. make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts.

                       THE TRAVELERS MONEY MARKET ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT MM)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TAMIC

PORTFOLIO MANAGER:  Emil J. Molinaro, Jr.

INVESTMENT OBJECTIVE: Preservation of capital, a high degree of liquidity and high current income.

KEY INVESTMENTS:  Money market instruments.

SELECTION PROCESS: The Account is a "money market" Account that invests in high quality U.S. dollar denominated money market instruments. High quality instruments generally are rated in the highest rating category by national rating agencies or are deemed comparable. Eligible securities must have a remaining maturity of 13 months or less (subject to certain exceptions). The Account's manager selects from the following or other similar investments, as described in the "Investments at a Glance" table at the end of this section and in the SAI.

COMMERCIAL PAPER AND
SHORT-TERM CORPORATE DEBT      Commercial paper is short-term unsecured
                               promissory notes issued by corporations to finance their short-term credit needs. Commercial paper is usually sold at a discount and is issued with a maturity of not more than 9 months.
                               Short-term corporate debt that the Fund may purchase includes notes and bonds issued by corporations to finance longer-term credit needs.
                               These debt securities are issued with maturities of more than 9 months. The Account may purchase short-term corporate debt with a remaining maturity of 397 days or less at the time of purchase.

U.S. GOVERNMENT MONEY MARKET
SECURITIES                     These are short-term debt instruments issued or
                               guaranteed by the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. The full faith and credit of the United States does not back all U.S. Government securities. For example, securities issued by Fannie Mae are supported by that agency's right to borrow from the U.S.
                               Treasury under certain circumstances. Other U.S.
                               government securities, such as those issued by the Federal Farm Credit Banks Funding
                               Corporation, are supported only by the credit of the entity that issued them.

CREDIT AND LIQUIDITY
ENHANCEMENTS                   Enhancements include letters of credit,
                               guarantees, puts and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. Credit and liquidity enhancements are designed to enhance the credit quality of an instrument to eligible security status. However, they expose the Fund to the credit risk of the entity providing the credit or liquidity enhancement. Changes in the credit quality of the provider could affect the value of the security and the Fund's share price.

PUT FEATURES                   Entitle the holder to put or sell a security back
                               to the issuer or another party who issued the put. Demand features, standby commitments, and tender options are types of put features. In exchange for getting the put, the Fund may accept a lower rate of interest. The Fund evaluates the credit quality of the put provider as well as the issuer, if a different party. The put provider's creditworthiness affects the credit quality of the investment.

VARIABLE AND FLOATING RATE
SECURITIES                     Have interest rates that adjust periodically,
                               which may be either at specific intervals or whenever an external benchmark rate changes.
                               Interest-rate adjustments are designed to help maintain a stable price for the security.

REPURCHASE AGREEMENTS          These agreements permit the Account to buy a
                               security at one price and, at the same time, agree to sell it back at a higher price. Delays or losses to the Account could result if the other party to the agreement defaults or becomes insolvent.

RISK FACTORS

Corporate debt securities held by the Account may be subject to several types of investment risk, including market or interest-rate risk. This risk relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which, in turn, relates to the ability of the issuer to make timely interest payments and to repay the principal at maturity. Short-term corporate debt is less subject to market or interest-rate risk than longer-term corporate debt. Certain corporate debt securities may be subject to call or income risk. This risk appears during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity.

Because interest rates on money market instruments fluctuate in response to economic factors, rates on the Account's short-term investments and the daily dividends paid to its shareholders will vary, rising or falling with short-term interest rates generally. Yields from short-term securities may be lower than yields from longer-term securities. Also, the value of the Account's securities generally varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Account's investments usually increases as short-term interest rates fall and decreases as short-term interest rates rise.

Account investments may be unprofitable in a time of sustained high inflation. In addition, the Account's investments in certificates of deposit issued by U.S. branches of foreign banks and foreign branches of U.S. banks involve somewhat more risk, but also more potential reward, than investments in comparable domestic obligations.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account MM permit it to:

     1. invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

     2. invest up to 5% of its assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government. However, Account MM may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single issuer for a period of up to three business days after the purchase thereof;

     3. acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     4. borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account MM's assets (including the amount borrowed); and

     5. pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account MM as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account MM's assets.

              THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                     FOR VARIABLE ANNUITIES (ACCOUNT TGIS)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TIMCO

PORTFOLIO MANAGERS:  Sandip Bhagat

INVESTMENT OBJECTIVE: Long-term accumulation of principal through capital appreciation and retention of net investment income.

KEY INVESTMENTS:  Common stock of large U.S. companies.

SELECTION PROCESS: Account TGIS invests primarily in stocks of large U.S. companies representing a wide range of industries, while maintaining a highly marketable portfolio in order to accommodate cash flows associated with market-timing moves. Stock selection is based on a quantitative screening process which favors companies that achieve earnings growth above consensus expectations, and whose stocks offer attractive relative value. In order to achieve consistent performance, TIMCO manages Account TGIS to mirror the overall risk, sector weightings and growth value style characteristics of the Standard & Poor's 500 Stock Index ("S&P 500"). The S&P 500 is a value-weighted equity index comprised mainly of large-company stocks.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account TGIS will also use exchange-traded financial futures contracts to facilitate market-timed moves, and as a hedge to protect against changes in stock prices or interest rates. Account TGIS, to a lesser extent, may invest in other securities. These additional investments include, but are not limited to, the following:

        - fixed-income securities such as bonds and notes;

        - including U.S. Government securities

        - covered call options, put options

        - foreign securities

For a complete list of all investments available to Account TGIS, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL RISK FACTORS: Account TGIS is most subject to equities risk and market-timing risk. For a complete discussion of these and other risks carried by the investments of Account GIS, please refer to the "Investments, Practices and Risks" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account TGIS.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TGIS are the same as Account GIS. (See "Account GIS -- Fundamental Investment Policies.")

                  THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT TSB)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TIMCO

PORTFOLIO MANAGER:  Emil Molinaro, Jr.

INVESTMENT OBJECTIVE: High current income with limited price volatility while maintaining a high degree of liquidity.

KEY INVESTMENTS:  High quality fixed-income securities.

SELECTION PROCESS: The Account invests in high quality U.S. dollar denominated instruments. High quality instruments generally are rated in the highest rating category by national rating agencies or are deemed comparable. The weighted average maturity of the portfolio is not expected to exceed 9 months. The Account's manager selects from the following or other similar investments, as described in the "Investments at a Glance" table at the end of this section and in the SAI.

COMMERCIAL PAPER AND
SHORT-TERM CORPORATE DEBT      Commercial paper is short-term unsecured
                               promissory notes issued by corporations to finance their short-term credit needs. Commercial
                               Paper is usually sold at a discount and is issued with a maturity of not more than 9 months.
                               Short-term corporate debt that the Fund may purchase includes notes and bonds rated at least
                               AA with final maturities of 18 months or less at time of purchase.

U.S. GOVERNMENT SECURITIES     These are short-term debt instruments issued or
                               guaranteed by the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. The full faith and credit of the United States does not back all U.S. Government securities. For example, securities issued by Fannie Mae are supported by that agency's right to borrow from the U.S.
                               Treasury under certain circumstances. Other U.S.
                               Government securities, such as those issued by the Federal Farm Credit Banks Funding
                               Corporation, are supported only by the credit of the entity that issued them.

REPURCHASE AGREEMENTS          Permit the Account to buy a security at one price
                               and, at the same time, agree to sell it back at a higher price. Delays or losses to the Account could result if the other party to the agreement defaults or becomes insolvent.

RISK FACTORS

Corporate debt securities held by the Account may be subject to several types of investment risk, including market or interest-rate risk. This risk relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which, in turn, relates to the ability of the issuer to make timely interest payments and to repay the principal at maturity. Short-term corporate debt is less subject to market or interest-rate risk than longer-term corporate debt. Certain corporate debt securities may be subject to call or income risk. This risk appears during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity.

Because interest rates on money market instruments fluctuate in response to economic factors, rates on the Account's short-term investments and the daily dividends paid to its shareholders will vary, rising or falling with short-term interest rates generally. Yields from short-term securities may be lower than yields from longer-term securities. Also, the value of the Account's securities generally varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Account's investments usually increases as short-term interest rates fall and decreases as short-term interest rates rise.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TSB permit it to:

     1. invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

     2. invest up to 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     3. acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     4. borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account TSB's assets (including the amount borrowed); and

     5. pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account TSB as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account TSB's assets.

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT TAS)
--------------------------------------------------------------------------------

INVESTMENT ADVISER:  TIMCO

PORTFOLIO MANAGER:  Sandip Bhagat

INVESTMENT OBJECTIVE:  Growth of capital.

KEY INVESTMENTS:  Common stock of mid-size U.S. companies.

SELECTION PROCESS: In selecting investments for the portfolio, TIMCO identifies stocks which appear to be undervalued. A computer model reviews over one thousand stocks using fundamental and technical criteria such as price relative to book value, earnings growth and momentum, and the change in price relative to a broad composite stock index.

Computer-aided analysis may also be used to match certain characteristics of the portfolio, such as industry sector representation, to the characteristics of a market index, or to impose a tilt toward certain attributes. Account TAS currently focuses on mid-sized domestic companies with market capitalizations that fall between $500 million and $10 billion.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account TAS may invest in smaller or larger companies without limitation. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

- convertible securities                          - illiquid securities
- rights and warrants                             - money market instruments
- foreign securities                              - call or put options

In addition, Account TAS will use exchange-traded futures contracts to facilitate market-timed moves. For a complete list of all investments available to Account TAS, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL RISK FACTORS: Account TAS is most subject to equities risk, including smaller companies risk, and market-timing risk. For a complete discussion of these types of risk as well as other risks carried by the investments of Account TAS, please refer to the "Investments, Practices and Risks" Section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account TAS.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TAS permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer;

     2. borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;

     3. pledge up to 10% of its assets to secure borrowings;

     4. invest up to 25% of its assets in the securities of issuers in the same industry; and

     5. invest up to 10% of its assets in repurchase agreements maturing in more than seven days and securities for which market quotations are not readily available.

            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
                                  (ACCOUNT TB)
--------------------------------------------------------------------------------

NOTE: The Travelers Timed Bond Account is not currently available to new contract owners.

INVESTMENT ADVISER:  TAMIC

PORTFOLIO MANAGER:  Richard John

INVESTMENT OBJECTIVE:  Current income and total return.

KEY INVESTMENTS:  Highest credit quality debt securities.

SELECTION PROCESS: Account TB invests primarily in direct or indirect obligations of the United States and its instrumentalities, and in obligations of independent Federal Agencies. These debt securities include, but are not limited to Treasury Bills, Treasury Notes and Treasury Bonds. Some examples of the U.S. instrumentalities, enterprises or agencies in whose Securities the Account may invest are:

- Government National Mortgage Association        - Farm Credit System
- Small Business Administration                   - Federal Home Loan Mortgage Corporation
- Federal Housing Association                     - Student Loan Marketing Association
- Export -- Import Bank of the U.S.

For a complete list of all investments available to Account TB, please refer to the "Investments at a Glance" at the end of this section and in the SAI.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: In addition, Account TB may use exchange-traded futures contracts to facilitate market timed moves, and as a hedge to protect against changes in interest rates. A complete description of all investments and associated risks is contained in the SAI. These additional investments include, but are not limited to :

     - money market investments

     - when-issued securities

     - covered call options

PRINCIPAL RISK FACTORS: Account TB is most subject to fixed-income securities risk and market timing risk. For a complete discussion of these and other risks carried by the investments of Account TB, please refer to the "Investments, Practices and Risks" section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account TB.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TB permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer (exclusive of securities of the United States government, its agencies or instrumentalities, for which there is no limit);

     2. borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;

     3. pledge up to 10% of its assets to secure borrowings;

     4. invest up to 25% of its assets in the securities of issuers in the same industry (exclusive of securities of the U.S. government, its agencies or instrumentalities, for which there is no limit); and

     5. invest up to 10% of its assets in repurchase agreements maturing in more than seven days.

                    INVESTMENTS, PRACTICES AND RISKS OF THE
                           MANAGED SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
Each Account invests in various instruments subject to its particular investment policy. The Accounts invest in some or all of the following, as indicated below and in the Statement of Additional Information. For a free copy of the Statement of Additional Information, see the front cover of this prospectus.

EQUITIES
(GIS, QB, TAS, TGIS)           Equity securities include common and preferred
                               stock, warrants, rights, depository receipts and shares, trust certificates, and real estate instruments.

                               Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer's earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors.

                               Equity securities that are traded
                               over-the-counter may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in purchasing or selling these securities at a fair price.

                               When you sell your shares, they may be worth more or less than what you paid for them.

FIXED INCOME INVESTMENTS
(All Accounts)                 Each Account may invest in fixed income
                               securities. Fixed income securities include U.S.
                               government securities, certificates of deposit, and short-term money market instruments. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                               The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as short-term interest rates fall and decreases as short-term interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond's price is affected by its issuer's credit quality. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

                               High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of the security).

TACTICAL ASSET ALLOCATION
RISKS
(TAS, TGIS, TG, TSB)           If you participate in a tactical asset allocation
                               agreement, you may be subject to the following additional risks: (1) higher transaction costs;
                               (2) higher portfolio turnover rate; (3)
                               investment return goals not being achieved by the registered investment advisers which provide tactical asset allocation services; and (4) higher account expenses for depleting and, then starting up the account. Actions by the registered investment advisers which provide tactical asset allocation services may also increase risks generally found in any investment, i.e., the failure to achieve an investment objective, and possible lower yield. In addition, if more than one tactical asset allocation strategy uses a Market Timed Account, those who invest in the Market Timed Account when others are transferred into or out of that Account by the registered investment advisers may bear part of the direct costs incurred by those individuals who were transferred. For example, if 90% of a Market Timed Account is under one tactical asset allocation strategy, and those funds are transferred into or out of that Account, those constituting the other 10% of the Market Timed
                               Account may bear a higher portion of the expense for the transfer.

FOREIGN SECURITIES
(GIS, QB, TAS, TGIS)           An investment in foreign securities involves risk
                               in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Account also bears an "information" risk associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If an Account invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Account's assets.

DERIVATIVES AND HEDGING
TECHNIQUES
(GIS, QB, TAS, TGIS, TB)       An Account may use derivative contracts, such as
                               futures and options on securities, for any of the following purposes:

                               - To hedge against the economic impact of adverse
                                 changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates;

                               - As a substitute for buying or selling
                                 securities

                               - To enhance return

                               Even a small investment in derivative contracts can have a big impact on an Account's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.

                               For a more complete description of derivative and hedging techniques and their associated risks, please refer to the Statement of Additional Information.

OTHER RISK FACTORS

SELECTION RISK
(GIS, QB, TAS, TGIS)           Account investors are subject to selection risk
                               in that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

TEMPORARY DEFENSIVE POSITIONS
(All Accounts)                 The Accounts may depart from principal investment
                               strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in various types of money market and short-term debt securities. If an Account takes a temporary defensive position, it is not pursuing its investment goal.

                            INVESTMENTS AT A GLANCE
--------------------------------------------------------------------------------

Each Account invests in various instruments subject to its particular investment policies. The Accounts invest in some or all of the following, as indicated below. These techniques and practices are described together with their risks, in the SAI.



---------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT TECHNIQUES                           GIS          MM          QB         TAS        TGIS         TSB          TB
---------------------------------------------------------------------------------------------------------------------------------
 Affiliated Bank Transactions
---------------------------------------------------------------------------------------------------------------------------------
 American Depositary Receipts                       X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Asset-Backed Mortgage Securities                   X                       X           X           X                       X
---------------------------------------------------------------------------------------------------------------------------------
 Bankers Acceptances                                X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Buying Put and Call Options                        X                                   X           X                       X
---------------------------------------------------------------------------------------------------------------------------------
 Certificates of Deposit                            X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Commercial Paper                                   X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Convertible Securities                             X                       X           X           X                       X
---------------------------------------------------------------------------------------------------------------------------------
 Corporate Asset-Backed Securities                  X                       X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Debt Securities                                    X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Emerging Market Securities
---------------------------------------------------------------------------------------------------------------------------------
 Equity Securities                                  X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Floating & Variable Rate Instruments               X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Foreign Securities                                 X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Forward Contracts on Foreign Currency
---------------------------------------------------------------------------------------------------------------------------------
 Futures Contracts                                  X                       X           X           X                       X
---------------------------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Indexed Securities                                                         X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Index Futures Contracts                            X                       X           X           X                       X
---------------------------------------------------------------------------------------------------------------------------------
 Investment Company Securities
---------------------------------------------------------------------------------------------------------------------------------
 Investment in Unseasoned Companies                 X                       X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
---------------------------------------------------------------------------------------------------------------------------------
 Letters of Credit                                  X                       X           X           X                       X
---------------------------------------------------------------------------------------------------------------------------------
 Loan Participations
---------------------------------------------------------------------------------------------------------------------------------
 Money Market Instruments                           X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Options on Foreign Currencies
---------------------------------------------------------------------------------------------------------------------------------
 Options on Index Futures Contracts                 X                       X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Options on Stock Indices                           X                                               X
---------------------------------------------------------------------------------------------------------------------------------
 Other Direct Indebtedness                                      X                                                           X
---------------------------------------------------------------------------------------------------------------------------------
 Real Estate-Related Instruments                    X                       X           X           X                       X
---------------------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                              X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements                      X                       X           X           X                       X
---------------------------------------------------------------------------------------------------------------------------------
 Short Sales "Against the Box"
---------------------------------------------------------------------------------------------------------------------------------
 Short-Term Money Market Instruments                X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Swap Agreements
---------------------------------------------------------------------------------------------------------------------------------
 Temporary Bank Borrowing                           X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities                         X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 Variable Amount Master Demand Notes                X           X           X           X           X           X           X
---------------------------------------------------------------------------------------------------------------------------------
 When-Issued and Delayed Delivery Securities        X                       X           X           X                       X
---------------------------------------------------------------------------------------------------------------------------------
 Writing Covered Call Options                       X                                   X           X                       X
---------------------------------------------------------------------------------------------------------------------------------

                                                                        APPENDIX
                                                                               A
                     CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------

               THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                        ACCUMULATION UNIT VALUES

                                              1999                   1998                  1997                 1996
                                       -------------------    -------------------    -----------------    -----------------
                                          Q          NQ          Q          NQ          Q         NQ         Q         NQ
---------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...    $  6.033    $ 6.257    $  3.779    $ 3.920    $ 3.034    $3.146    $ 2.396    $2.485
 Unit Value at end of year.........       9.148      9.487       6.033      6.257      3.779     3.920      3.034     3.146
 Number of units outstanding at end
   of year (thousands).............     131,075     11,805     104,732     11,574     84,250     9,791     64,294     7,828
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...    $  3.432    $ 3.468    $  3.261    $ 3.295    $ 2.833    $2.863    $ 2.472    $2.498
 Unit Value at end of year.........       3.539      3.576       3.432      3.468      3.261     3.295      2.833     2.863
 Number of units outstanding at end
   of year (thousands).............       6,319        898       6,959      1,011      6,673       973      5,312       657
MANAGED ASSETS TRUST
 Unit Value at beginning of year...    $  4.462    $ 4.802    $  3.720    $ 4.004    $ 3.105    $3.342    $ 2.763    $2.975
 Unit Value at end of year.........       5.033      5.417       4.462      4.802      3.720     4.004      3.105     3.342
 Number of units outstanding at end
   of year (thousands).............      54,963      6,248      53,900      5,958     53,841     5,164     55,055     4,632

                                           1995
                                     -----------------
                                        Q         NQ
-----------------------------------  -----------------
CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...  $ 1.779    $1.845
 Unit Value at end of year.........    2.396     2.485
 Number of units outstanding at end
   of year (thousands).............   45,979     4,415
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...  $ 2.167    $2.189
 Unit Value at end of year.........    2.472     2.498
 Number of units outstanding at end
   of year (thousands).............    4,592       498
MANAGED ASSETS TRUST
 Unit Value at beginning of year...  $ 2.201    $2.369
 Unit Value at end of year.........    2.763     2.975
 Number of units outstanding at end
   of year (thousands).............   57,020     4,114

                                             1994                 1993                 1992                 1991            1990
                                       -----------------    -----------------    -----------------    -----------------    -------
                                          Q         NQ         Q         NQ         Q         NQ         Q         NQ         Q
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...    $ 1.892    $1.962    $ 1.665    $1.727    $ 1.433    $1.487    $ 1.075    $1.114    $ 1.157
 Unit Value at end of year.........      1.779     1.845      1.892     1.962      1.665     1.727      1.433     1.487      1.075
 Number of units outstanding at end
   of year (thousands).............     40,160     3,605     30,003     2,825     16,453     1,020     12,703       887     11,356
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...    $ 2.222    $2.245    $ 1.974    $1.994    $ 1.767    $1.785    $ 1.418    $1.433    $ 1.573
 Unit Value at end of year.........      2.167     2.189      2.222     2.245      1.976     1.994      1.767     1.785      1.418
 Number of units outstanding at end
   of year (thousands).............      4,708       585      5,066       603      4,730       428      4,018       344      4,045
MANAGED ASSETS TRUST
 Unit Value at beginning of year...    $ 2.281    $2.455    $ 2.111    $2.273    $ 2.034    $2.189    $ 1.691    $1.821    $ 1.671
 Unit Value at end of year.........      2.201     2.369      2.281     2.455      2.111     2.273      2.034     2.189      1.691
 Number of units outstanding at end
   of year (thousands).............     58,355     4,813     63,538     4,490     65,926     4,120     58,106     3,359     51,489

                                      1990
                                     ------
                                       NQ
-----------------------------------  ------
CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...  $1.200
 Unit Value at end of year.........   1.114
 Number of units outstanding at end
   of year (thousands).............     553
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...  $1.590
 Unit Value at end of year.........   1.433
 Number of units outstanding at end
   of year (thousands).............     341
MANAGED ASSETS TRUST
 Unit Value at beginning of year...  $1.799
 Unit Value at end of year.........   1.821
 Number of units outstanding at end
   of year (thousands).............   2,744

 Q = Qualified
NQ = NonQualified

The financial statements of Fund U and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

* Prior to May 1, 1994, the Capital Appreciation Fund was known as the Aggressive Stock Trust.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


                                              1999       1998       1997       1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (1/92)*
  Unit Value at beginning of year.........  $  3.110   $  2.456   $  1.870   $  1.546   $  1.144   $  1.148   $  1.064   $  1.000
  Unit Value at end of year...............     3.704      3.110      2.456      1.870      1.546      1.144      1.148      1.064
  Number of units outstanding at end of
    year (thousands)......................   168,819    147,531    109,317     66,098     43,247     31,600     26,789     12,089
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY FUND
    (6/93)*
  Unit Value at beginning of period.......  $  2.445   $  2.143   $  1.647   $  1.354   $   .990   $  1.012   $  1.000         --
  Unit Value at end of period.............     2.408      2.445      2.143      1.647      1.354       .990      1.012         --
  Number of units outstanding at end of
    period (thousands)....................   176,542    187,872    185,895    170,552    137,330    100,082     37,136         --
  AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND (5/93)*
  Unit Value at beginning of period.......  $  1.390   $  1.541   $  1.460   $  1.526   $  1.168   $  1.079   $  1.000         --
  Unit Value at end of period.............     1.877      1.390      1.541      1.460      1.526      1.168      1.079         --
  Number of units outstanding at end of
    period (thousands)....................   181,955    187,717    162,146    122,877    103,815     73,838     27,011         --
  AMERICAN ODYSSEY GLOBAL HIGH-YIELD BOND FUND(1) (5/93)*
  Unit Value at beginning of period.......  $  1.125   $  1.183   $  1.129   $  1.102   $  1.006   $  1.020   $  1.000         --
  Unit Value at end of period.............     1.229      1.125      1.183      1.129      1.102      1.006      1.020         --
  Number of units outstanding at end of
    period (thousands)....................    70,729     70,747     48,929     44,077     24,416     17,611      8,201         --
  AMERICAN ODYSSEY INTERMEDIATE-TERM BOND FUND (6/93)*
  Unit Value at beginning of period.......  $  1.317   $  1.229   $  1.157   $  1.128   $   .993   $  1.035   $  1.000         --
  Unit Value at end of period.............     1.320      1.317      1.229      1.157      1.128       .993      1.035         --
  Number of units outstanding at end of
    period (thousands)....................    87,217     93,456     86,914     78,211     68,878     50,403     19,564         --
  AMERICAN ODYSSEY INTERNATIONAL EQUITY FUND (5/93)*
  Unit Value at beginning of period.......  $  1.806   $  1.592   $  1.534   $  1.274   $  1.084   $  1.180   $  1.000         --
  Unit Value at end of period.............     2.364      1.806      1.592      1.534      1.274      1.084      1.180         --
  Number of units outstanding at end of
    period (thousands)....................   147,994    161,690    143,959    121,896     70,364     47,096     16,944         --
  AMERICAN ODYSSEY LONG-TERM BOND FUND (6/93)*
  Unit Value at beginning of period.......  $  1.456   $  1.352   $  1.221   $  1.221   $   .990   $  1.085   $  1.000         --
  Unit Value at end of period.............     1.398      1.456      1.352      1.221      1.221       .990      1.085         --
  Number of units outstanding at end of
    period (thousands)....................   163,822    170,067    159,728    137,075    101,376     70,928     25,467         --
DREYFUS VARIABLE INVESTMENT FUND
  SMALL CAP PORTFOLIO (5/98)*
  Unit Value at beginning of period.......  $  0.860   $  1.000         --         --         --         --         --         --
  Unit Value at end of period.............     1.046      0.860         --         --         --         --         --         --
  Number of units outstanding at end of
    period (thousands)....................     8,737      4,815         --         --         --         --         --         --
FIDELITY'S VARIABLE INSURANCE PRODUCTS
  FUND
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
    (7/93)*
  Unit Value at beginning of period.......  $  2.335   $  2.118   $  1.674   $  1.484   $  1.112   $  1.052   $  1.000         --
  Unit Value at end of period.............     2.452      2.335      2.118      1.674      1.484      1.112      1.052         --
  Number of units outstanding at end of
    period (thousands)....................   216,708    243,964    237,050    205,636    153,463     78,856     13,414         --
  GROWTH PORTFOLIO -- INITIAL CLASS
    (1/92)*
  Unit Value at beginning of year.........  $  3.033   $  2.201   $  1.805   $  1.594   $  1.192   $  1.207   $  1.024   $  1.000
  Unit Value at end of year...............     4.117      3.033      2.201      1.805      1.594      1.192      1.207      1.024
  Number of units outstanding at end of
    year (thousands)......................   301,815    295,980    289,002    274,892    229,299    176,304    101,260     30,240

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                              1999       1998       1997       1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
    (2/92)*
  Unit Value at beginning of year.........  $  1.939   $  2.052   $  1.766   $  1.568   $  1.316   $  1.354   $  1.138   $  1.000
  Unit Value at end of year...............     2.071      1.939      2.052      1.766      1.568      1.316      1.354      1.138
  Number of units outstanding at end of
    year (thousands)......................    43,922     49,347     48,895     40,309     32,601     25,813     17,381      4,875
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (1/92)*
  ASSET MANAGER PORTFOLIO
  Unit Value at beginning of year.........  $  2.135   $  1.879   $  1.577   $  1.394   $  1.207   $  1.301   $  1.088   $  1.000
  Unit Value at end of year...............     2.343      2.135      1.879      1.577      1.394      1.207      1.301      1.088
  Number of units outstanding at end of
    year (thousands)......................   193,549    226,655    240,064    249,050    270,795    282,474    162,413     30,207
TEMPLETON VARIABLE PRODUCTS SERIES FUND
  TEMPLETON ASSET ALLOCATION FUND (1/92)* (CLASS 1)
  Unit Value at beginning of year.........  $  2.176   $  2.070   $  1.815   $  1.546   $  1.277   $  1.333   $  1.070   $  1.000
  Unit Value at end of year...............     2.640      2.176      2.070      1.815      1.546      1.277      1.333      1.070
  Number of units outstanding at end of
    year (thousands)......................    88,551    105,824    124,603    113,809    107,460    103,407     51,893     13,888
  TEMPLETON BOND FUND (1/92)*
  (CLASS 1)
  Unit Value at beginning of year.........  $  1.447   $  1.367   $  1.351   $  1.250   $  1.101   $  1.172   $  1.065   $  1.000
  Unit Value at end of year...............     1.345      1.447      1.367      1.351      1.250      1.101      1.172      1.065
  Number of units outstanding at end of
    year (thousands)......................     7,676      9,863     10,502     10,260     10,527     10,186      8,014      3,477
  TEMPLETON STOCK FUND (1/92)*
  (CLASS 1)
  Unit Value at beginning of year.........  $  2.211   $  2.211   $  2.001   $  1.655   $  1.338   $  1.385   $  1.047   $  1.000
  Unit Value at end of year...............     2.819      2.211      2.211      2.001      1.655      1.338      1.385      1.047
  Number of units outstanding at end of
    year (thousands)......................   144,148    164,479    180,876    154,614    122,937    101,462     43,847     10,433
TRAVELERS SERIES FUND
  ALLIANCE GROWTH PORTFOLIO (2/95)*
  Unit Value at beginning of period.......  $  2.664   $  2.091   $  1.640   $  1.284   $  1.000         --         --         --
  Unit Value at end of period.............     3.480      2.664      2.091      1.640      1.284         --         --         --
  Number of units outstanding at end of
    period (thousands)....................    37,608     31,613     19,535     10,809      2,498         --         --         --
  G.T. GLOBAL STRATEGIC INCOME PORTFOLIO**
    (3/95)*
  Unit Value at beginning of period.......  $  1.446   $  1.487   $  1.402   $  1.195   $  1.000         --         --         --
  Unit Value at end of period.............     1.403      1.446      1.487      1.402      1.195         --         --         --
  Number of units outstanding at end of
    period (thousands)....................       193        240        222        242        162         --         --         --
  MFS TOTAL RETURN PORTFOLIO (2/95)*
  Unit Value at beginning of period.......  $  1.798   $  1.630   $  1.362   $  1.205   $  1.000         --         --         --
  Unit Value at end of period.............     1.822      1.798      1.630      1.362      1.205         --         --         --
  Number of units outstanding at end of
    period (thousands)....................    23,142     22,751     14,655      7,302      2,734         --         --         --
  PUTNAM DIVERSIFIED INCOME PORTFOLIO
    (3/95)*
  Unit Value at beginning of period.......  $  1.275   $  1.282   $  1.206   $  1.128   $  1.000         --         --         --
  Unit Value at end of period.............     1.273      1.275      1.282      1.206      1.128         --         --         --
  Number of units outstanding at end of
    period (thousands)....................     6,580      7,549      5,171      2,375        774         --         --         --

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                              1999       1998       1997       1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------------------------------
G.T. GLOBAL STRATEGIC INCOME PORTFOLIO (CONTINUED)
  SMITH BARNEY HIGH INCOME PORTFOLIO
    (3/95)*
  Unit Value at beginning of period.......  $  1.400   $  1.412   $  1.256   $  1.124   $  1.000         --         --         --
  Unit Value at end of period.............     1.419      1.400      1.412      1.256      1.124         --         --         --
  Number of units outstanding at end of
    period (thousands)....................     2,379      2,256      1,307        553        138         --         --         --
  SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO (2/95)*
  Unit Value at beginning of period.......  $  1.408   $  1.339   $  1.321   $  1.137   $  1.000         --         --         --
  Unit Value at end of period.............     2.332      1.408      1.339      1.321      1.137         --         --         --
  Number of units outstanding at end of
    period (thousands)....................    11,829      8,376      7,634      5,777        593         --         --         --
  SMITH BARNEY LARGE CAP VALUE PORTFOLIO
    (2/95)*
  (formerly Smith Barney Income and Growth Portfolio)
  Unit Value at beginning of period.......  $  1.999   $  1.843   $  1.474   $  1.246   $  1.000         --         --         --
  Unit Value at end of period.............     1.975      1.999      1.843      1.474      1.246         --         --         --
  Number of units outstanding at end of
    period (thousands)....................    13,365     13,038     10,871      6,133      1,747         --         --         --
TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK PORTFOLIO
    (5/98)*
  Unit Value at beginning of period.......  $  1.040   $  1.000         --         --         --         --         --         --
  Unit Value at end of period.............     1.165      1.040         --         --         --         --         --         --
  Number of units outstanding at end of
    period (thousands)....................     2,429      1,388         --         --         --         --         --         --
  SOCIAL AWARENESS STOCK PORTFOLIO (5/92)*
  Unit Value at beginning of period.......  $  2.842   $  2.176   $  1.731   $  1.461   $  1.109   $  1.153   $  1.086   $  1.000
  Unit Value at end of period.............     3.251      2.842      2.176      1.731      1.461      1.109      1.153      1.086
  Number of units outstanding at end of
    year (thousands)......................    17,999     13,305      9,539      6,355      4,841      3,499      2,920      1,332
  U.S. GOVERNMENT SECURITIES PORTFOLIO
    (1/92)*
  Unit Value at beginning of period.......  $  1.602   $  1.472   $  1.323   $  1.321   $  1.074   $  1.153   $  1.066   $  1.000
  Unit Value at end of period.............     1.517      1.602      1.472      1.323      1.321      1.074      1.153      1.066
  Number of units outstanding at end of
    period (thousands)....................    27,101     36,339     22,809     19,054     21,339     22,709     22,142      8,566
  UTILITIES PORTFOLIO (2/94)*
  Unit Value at beginning of period.......  $  1.969   $  1.686   $  1.363   $  1.284   $  1.005   $  1.000         --         --
  Unit Value at end of period.............     1.943      1.969      1.686      1.363      1.284      1.005         --         --
  Number of units outstanding at end of
    period (thousands)....................    15,035     16,378     12,539     13,258     11,918      5,740         --         --


 * Represents date money was first applied to funding option through Separate Account.


** Not currently available to new Contract Owners in most states.


The financial statements of Fund U and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

"Number of units outstanding at end of period" may include units for contract owners in the payout phase.


(1) Formerly American Odyssey Short-Term Bond Fund. The name, investment objectives and investment subadviser were changed pursuant to a shareholder vote effective May 1, 1998.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR


The following information for the fiscal year ended December 31, 1999 has been audited by KPMG LLP, independent accountants, whose report thereon appears in Account GIS's Annual Report dated December 31, 1999. The following information for the fiscal years ended December 31, 1990 through December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account GIS's Annual Report, which is incorporated by reference into the Statement of Additional Information.


CONTRACTS ISSUED ON OR AFTER MAY 16, 1983    1999       1998       1997       1996       1995       1994       1993       1992
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............    $   .256   $   .234   $   .228   $   .212   $   .205   $   .189   $   .184   $   .188
 Operating expenses....................        .385       .303       .228       .175       .140       .115       .106       .098
                                           --------   --------   --------   --------   --------   --------   --------   --------
 Net investment income (loss)..........       (.129)     (.069)      .000       .037       .065       .074       .078       .090
 Unit Value at beginning of year.......      19.253     14.955     11.371      9.369      6.917      7.007      6.507      6.447
 Net realized and change in unrealized
   gains (losses)......................       4.312      4.367      3.584      1.965      2.387      (.164)      .422      (.030)
                                           --------   --------   --------   --------   --------   --------   --------   --------
 Unit Value at end of year.............    $ 23.436   $ 19.253   $ 14.955   $ 11.371   $  9.369   $  6.917   $  7.007   $  6.507
                                           ========   ========   ========   ========   ========   ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...  $   4.18   $   4.30   $   3.58   $   2.00   $   2.45   $   (.09)  $    .50   $    .06
 Ratio of operating expenses to average
   net assets..........................        1.85%      1.81%      1.70%      1.70%      1.70%      1.65%      1.57%      1.58%
 Ratio of net investment income (loss) to
   average net assets..................        (.62)%     (.41)%      .00%       .36%       .79%      1.05%      1.15%      1.43%
 Number of units outstanding at end of
   year (thousands)....................      32,648     32,051     29,545     27,578     26,688     26,692     28,497     29,661
 Portfolio turnover rate...............          47%        50%        64%        85%        96%       103%        81%       189%
CONTRACTS ISSUED PRIOR TO MAY 16, 1983      1991       1990       1997       1996       1995       1994       1993       1992
--------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............    $   .267   $   .243   $   .233   $   .216   $   .208   $   .192   $   .189   $   .192
 Operating expenses....................        .347       .272       .201       .154       .123       .100       .092       .085
                                           --------   --------   --------   --------   --------   --------   --------   --------
 Net investment income (loss)..........       (.080)     (.029)      .032       .062       .085       .092       .097       .107
 Unit Value at beginning of year.......      20.017     15.510     11.763      9.668      7.120      7.194      6.664      6.587
 Net realized and change in unrealized
   gains (losses)......................       4.490      4.536      3.715      2.033      2.463      (.166)      .433      (.030)
                                           --------   --------   --------   --------   --------   --------   --------   --------
 Unit Value at end of year.............    $ 24.427   $ 20.017   $ 15.510   $ 11.763   $  9.668   $  7.120   $  7.194   $  6.664
                                           ========   ========   ========   ========   ========   ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...  $   4.41   $   4.51   $   3.75   $   2.10   $   2.55   $   (.07)  $    .53   $    .08
 Ratio of operating expenses to average
   net assets..........................        1.60%      1.56%      1.45%      1.45%      1.45%      1.41%      1.33%      1.33%
 Ratio of net investment income (loss) to
   average net assets..................        (.37)%     (.16)%      .24%       .60%      1.02%      1.30%      1.40%      1.67%
 Number of units outstanding at end of
   year (thousands)....................      12,646     13,894     15,194     16,554     17,896     19,557     21,841     22,516
 Portfolio turnover rate...............          47%        50%        64%        85%        96%       103%        81%       189%

SELECTED PER UNIT DATA
 Total investment income...............    $   .198   $   .192
 Operating expenses....................        .091       .079
                                           --------   --------
 Net investment income (loss)..........        .107       .113
 Unit Value at beginning of year.......       5.048      5.295
 Net realized and change in unrealized
   gains (losses)......................       1.292      (.360)
                                           --------   --------
 Unit Value at end of year.............    $  6.447   $  5.048
                                           ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...  $   1.40   $   (.25)
 Ratio of operating expenses to average
   net assets..........................        1.58%      1.57%
 Ratio of net investment income (loss) to
   average net assets..................        1.86%      2.25%
 Number of units outstanding at end of
   year (thousands)....................      26,235     19,634
 Portfolio turnover rate...............         319%        54%
SELECTED PER UNIT DATA
 Total investment income...............    $   .201   $   .199
 Operating expenses....................        .077       .069
                                           --------   --------
 Net investment income (loss)..........        .124       .130
 Unit Value at beginning of year.......       5.145      5.383
 Net realized and change in unrealized
   gains (losses)......................       1.318      (.368)
                                           --------   --------
 Unit Value at end of year.............    $  6.587   $  5.145
                                           ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...  $   1.44   $   (.24)
 Ratio of operating expenses to average
   net assets..........................        1.33%      1.33%
 Ratio of net investment income (loss) to
   average net assets..................        2.11%      2.50%
 Number of units outstanding at end of
   year (thousands)....................      24,868     28,053
 Portfolio turnover rate...............         319%        54%

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR


The following information for the fiscal year ended December 31, 1999 has been audited by KPMG LLP, independent accountants, whose report thereon appears in Account QB's Annual Report dated December 31, 1999. The following information for the fiscal years ended December 31, 1990 through December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account QB's Annual Report, which is incorporated by reference into the Statement of Additional Information.


CONTRACTS ISSUED PRIOR ON OR AFTER MAY 16, 1983    1999       1998       1997       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income..................       $   .378   $   .350   $   .342   $   .368   $   .319   $   .310   $   .299
 Operating expenses.......................           .091       .088       .082       .078       .073       .069       .067
                                                 --------   --------   --------   --------   --------   --------   --------
 Net investment income....................           .287       .262       .260       .290       .246       .241       .232
 Unit Value at beginning of year..........          5.765      5.393      5.060      4.894      4.274      4.381      4.052
 Net realized and change in unrealized gains
   (losses)...............................          (.242)      .110       .073      (.124)      .374      (.348)      .097
                                                 --------   --------   --------   --------   --------   --------   --------
 Unit Value at end of year................       $  5.810   $  5.765   $  5.393   $  5.060   $  4.894   $  4.274   $  4.381
                                                 ========   ========   ========   ========   ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value....       $    .04   $    .37   $    .33   $    .17   $    .62   $   (.11)  $    .33
 Ratio of operating expenses to average net
   assets.................................           1.57%      1.57%      1.57%      1.57%      1.57%      1.57%      1.57%
 Ratio of net investment income to average net
   assets.................................           4.97%      4.71%      5.00%      5.87%      5.29%      5.62%      5.41%
 Number of units outstanding at end of year
   (thousands)............................         17,412     21,251     21,521     24,804     27,066     27,033     28,472
 Portfolio turnover rate..................            340%       438%       196%       176%       138%        27%        24%
  CONTRACTS ISSUED PRIOR TO MAY 16, 1983         1992       1991       1990       1996       1995       1994       1993
-------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income..................       $   .393   $   .363   $   .353   $   .379   $   .328   $   .318   $   .306
 Operating expenses.......................           .080       .076       .071       .067       .063       .059       .058
                                                 --------   --------   --------   --------   --------   --------   --------
 Net investment income....................           .313       .287       .282       .312       .265       .259       .248
 Unit Value at beginning of year..........          5.994      5.593      5.234      5.050      4.400      4.498      4.150
 Net realized and change in unrealized gains
   (losses)...............................          (.252)      .114       .077      (.128)      .385      (.357)      .100
                                                 --------   --------   --------   --------   --------   --------   --------
 Unit Value at end of year................       $  6.055   $  5.994   $  5.593   $  5.234   $  5.050   $  4.400   $  4.498
                                                 ========   ========   ========   ========   ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value....       $    .06   $    .40   $    .36   $    .18   $    .65   $   (.10)  $    .35
 Ratio of operating expenses to average net
   assets.................................           1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%
 Ratio of net investment income to average net
   assets.................................           5.22       4.96%      5.25%      6.12%      5.54%      5.87%      5.66%
 Number of units outstanding at end of year
   (thousands)............................          6,224      6,880      7,683      8,549      9,325     10,694     12,489
 Portfolio turnover rate..................            340%       438%       196%       176%       138%        27%        24%

SELECTED PER UNIT DATA
 Total investment income..................       $   .311   $   .299   $   .277
 Operating expenses.......................           .061       .056       .048
                                                 --------   --------   --------
 Net investment income....................           .250       .243       .229
 Unit Value at beginning of year..........          3.799      3.357      3.129
 Net realized and change in unrealized gains
   (losses)...............................           .003       .199      (.001)
                                                 --------   --------   --------
 Unit Value at end of year................       $  4.052   $  3.799   $  3.357
                                                 ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value....       $    .25   $    .44   $    .23
 Ratio of operating expenses to average net
   assets.................................           1.58%      1.57%      1.57%
 Ratio of net investment income to average net
   assets.................................           6.38%      6.84%      7.06%
 Number of units outstanding at end of year
   (thousands)............................         20,250     17,211     14,245
 Portfolio turnover rate..................             23%        21%        41%
SELECTED PER UNIT DATA
 Total investment income..................       $   .317   $   .304   $   .281
 Operating expenses.......................           .050       .048       .040
                                                 --------   --------   --------
 Net investment income....................           .267       .256       .241
 Unit Value at beginning of year..........          3.880      3.421      3.181
 Net realized and change in unrealized gains
   (losses)...............................           .003       .203      (.001)
                                                 --------   --------   --------
 Unit Value at end of year................       $  4.150   $  3.880   $  3.421
                                                 ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value....       $    .27   $    .46   $    .24
 Ratio of operating expenses to average net
   assets.................................           1.33%      1.33%      1.33%
 Ratio of net investment income to average net
   assets.................................           6.61%      7.09%      7.31%
 Number of units outstanding at end of year
   (thousands)............................         13,416     14,629     16,341
 Portfolio turnover rate..................             23%        21%        41%

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR


The following information for the fiscal year ended December 31, 1999 has been audited by KPMG LLP, independent accountants, whose report thereon appears in Account MM's Annual Report dated December 31, 1999. The following information for the fiscal years ended December 31, 1990 through December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account MM's Annual Report, which is incorporated by reference into the Statement of Additional Information.


CONTRACTS ISSUED PRIOR ON OR AFTER MAY 16, 1983    1999       1998       1997       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income..................       $   .130   $   .133   $   .128   $   .121   $   .127   $   .087   $   .065
 Operating expenses.......................           .039       .038       .036       .035       .034       .032       .031
                                                 --------   --------   --------   --------   --------   --------   --------
 Net investment income....................           .091       .095       .092       .086       .093       .055       .034
 Unit Value at beginning of year..........          2.450      2.355      2.263      2.177      2.084      2.029      1.995
 Unit Value at end of year................       $  2.541   $  2.450   $  2.355   $  2.263   $  2.177   $  2.084   $  2.029
                                                 ========   ========   ========   ========   ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value...............       $    .09   $    .10   $    .09   $    .09   $    .09   $    .06   $    .03
 Ratio of operating expenses to average net
   assets.................................           1.57%      1.57%      1.57%      1.57%      1.57%      1.57%      1.57%
 Ratio of net investment income to average net
   assets.................................           3.62%      3.95%      4.02%      3.84%      4.36%      2.72%      1.68%
 Number of units outstanding at end of year
   (thousands)............................         70,545     41,570     36,134     38,044     35,721     39,675     34,227
  CONTRACTS ISSUED PRIOR TO MAY 16, 1983         1992       1991       1990       1996       1995       1994       1993
-------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income..................       $   .135   $   .138   $   .134   $   .125   $   .130   $   .091   $   .067
 Operating expenses.......................           .034       .033       .032       .030       .030       .028       .027
                                                 --------   --------   --------   --------   --------   --------   --------
 Net investment income....................           .101       .105       .102       .095       .100       .063       .040
 Unit Value at beginning of year..........          2.548      2.443      2.341      2.246      2.146      2.083      2.043
                                                 --------   --------   --------   --------   --------   --------   --------
 Unit Value at end of year................       $  2.649   $  2.548   $  2.443   $  2.341   $  2.246   $  2.146   $  2.083
                                                 ========   ========   ========   ========   ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value...............       $    .10   $    .11   $    .10   $    .10   $    .10   $    .06   $    .04
 Ratio of operating expenses to average net
   assets.................................           1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%
 Ratio of net investment income to average net
   assets.................................           3.87%      4.20%      4.27%      4.10%      4.61%      2.98%      1.93%
 Number of units outstanding at end of year
   (thousands)............................             80         91        105        112        206        206        218

                                                 ------------------------------
------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income..................       $   .077   $   .118   $   .149
 Operating expenses.......................           .031       .030       .029
                                                 --------   --------   --------
 Net investment income....................           .046       .088       .120
 Unit Value at beginning of year..........          1.949      1.861      1.741
 Unit Value at end of year................       $  1.995   $  1.949   $  1.861
                                                 ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value...............       $    .05   $    .09   $    .12
 Ratio of operating expenses to average net
   assets.................................           1.57%      1.57%      1.57%
 Ratio of net investment income to average net
   assets.................................           2.33%      4.66%      6.68%
 Number of units outstanding at end of year
   (thousands)............................         42,115     55,013     67,343
SELECTED PER UNIT DATA
 Total investment income..................       $   .079   $   .120   $   .151
 Operating expenses.......................           .027       .026       .024
                                                 --------   --------   --------
 Net investment income....................           .052       .094       .127
 Unit Value at beginning of year..........          1.991      1.897      1.770
                                                 --------   --------   --------
 Unit Value at end of year................       $  2.043   $  1.191   $  1.897
                                                 ========   ========   ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value...............       $    .05   $    .09   $    .13
 Ratio of operating expenses to average net
   assets.................................           1.33%      1.33%      1.33%
 Ratio of net investment income to average net
   assets.................................           2.58%      4.90%      6.93%
 Number of units outstanding at end of year
   (thousands)............................            227        262        326


* On May 1, 1990, TAMIC replaced TIMCO as the investment adviser for Account MM.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


The following information for the fiscal year ended December 31, 1999 has been audited by KPMG LLP, independent accountants, whose report thereon appears in Account TGIS's Annual Report dated December 31, 1999. The following information for the fiscal years ended December 1, 1990 through December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account TGIS's Annual Report, which is incorporated by reference into the Statement of Additional Information.


                                       1999       1998          1997          1996          1995           1994          1993
-------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...........  $   .076   $   .064      $   .075      $   .061      $    .083      $   .064       $  .043
 Operating expenses+...............      .136       .110          .090          .069           .057          .041          .042
                                     --------   --------      --------      --------      ---------      --------       -------
 Net investment income (loss)......     (.060)     (.046)        (.015)        (.008)          .026          .023          .001
 Unit Value at beginning of year...  $  4.468   $  3.526      $  2.717      $  2.263      $   1.695      $  1.776       $ 1.689
 Net realized and change in
   unrealized gains
   (losses)........................      .986       .988          .824          .462           .542         (.104)        0.086
                                     --------   --------      --------      --------      ---------      --------       -------
 Unit Value at end of year.........  $  5.394   $  4.468      $  3,526      $  2.717      $   2.263      $  1.695       $ 1.776
                                     ========   ========      ========      ========      =========      ========       =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................  $    .93   $    .94      $    .81      $    .45      $     .57      $   (.08)      $   .09
 Ratio of operating expenses to
   average net assets*+............      2.82%      2.82%         2.82%         2.82%          2.82%         2.82%         2.82%
 Ratio of net investment income
   (loss) to average net assets*...     (1.25)%    (1.16)%        (.45)%        (.34)%         1.37%         1.58%         0.08%
 Number of units outstanding at end
   of year (thousands).............    26,010     25,192        60,312        68,111        105,044        29,692            --
 Portfolio turnover rate...........        51%        81%           63%           81%            79%           19%           70%


                                     -------------------------------------
------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...........  $    .046       $  .045       $  .099
 Operating expenses+...............       .045          .045          .034
                                     ---------       -------       -------
 Net investment income (loss)......       .001            --          .065
 Unit Value at beginning of year...  $   1.643       $ 1.391       $ 1.447
 Net realized and change in
   unrealized gains
   (losses)........................      0.045         0.252         (.121)
                                     ---------       -------       -------
 Unit Value at end of year.........  $   1.689       $ 1.643       $ 1.391
                                     =========       =======       =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................  $     .05       $   .25       $  (.06)
 Ratio of operating expenses to
   average net assets*+............       2.82%         2.82%         2.41%
 Ratio of net investment income
   (loss) to average net assets*...       0.78%         1.33%         1.86%
 Number of units outstanding at end
   of year (thousands).............    217,428            --         5,708
 Portfolio turnover rate...........        119%          489%          653%


 * Annualized


 + Effective May 1, 1990, market timing fees are included in operating expenses.
   Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TGIS, or by contractual surrender to the extent allowed under federal tax law.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES* PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR


The following information for the fiscal year ended December 31, 1999 has been audited by KPMG LLP, independent accountants, whose report thereon appears in Account TSB's Annual Report dated December 31, 1999. The following information for the fiscal years ended December 31, 1990 through December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account TSB's Annual Report, which is incorporated by reference into the Statement of Additional Information.


                                        1999         1998         1997        1996        1995        1994         1993
--------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...........   $    .076    $    .078    $   .077    $   .057    $   .074    $    .055    $    .041
 Operating expenses+...............        .041         .040        .039        .030        .035         .036         .037
                                      ---------    ---------    --------    --------    --------    ---------    ---------
 Net investment income (loss)......        .035         .038        0.38        .027        .039         .019         .004
 Unit Value at beginning of year...       1.437        1.399       1.361       1.333       1.292        1.275        1.271
 Net realized and change in
   unrealized gains (losses)**.....        .001         .000        .000        .001        .002        (.002)          --
                                      ---------    ---------    --------    --------    --------    ---------    ---------
 Unit Value at end of year.........   $   1.473    $   1.437    $  1.399    $  1.361    $  1.333    $   1.292    $   1.275
                                      =========    =========    ========    ========    ========    =========    =========
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................   $     .04    $     .04    $    .04    $    .03    $    .04    $     .02    $      --
 Ratio of operating expenses to
   average net assets***+..........        2.82%        2.82%       2.82%       2.82%       2.82%        2.82%        2.82%
 Ratio of net investment income to
   average net assets***...........        2.38%        2.71%       2.77%       2.47%       3.17%        1.45%         .39%
 Number of units outstanding at end
   of year (thousands).............     109,666      137,067      47,262      54,565          --      216,713      353,374


                                     -----------------------------------
--------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...........  $    .054    $    .076    $    .099
 Operating expenses+...............       .041         .036         .030
                                     ---------    ---------    ---------
 Net investment income (loss)......       .013         .040         .069
 Unit Value at beginning of year...      1.258        1.218        1.149
 Net realized and change in
   unrealized gains (losses)**.....         --           --           --
                                     ---------    ---------    ---------
 Unit Value at end of year.........  $   1.271    $   1.258    $   1.218
                                     =========    =========    =========
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................  $     .01    $     .04    $     .07
 Ratio of operating expenses to
   average net assets***+..........       2.82%        2.82%        2.41%
 Ratio of net investment income to
   average net assets***...........       1.12%        3.07%        5.89%
 Number of units outstanding at end
   of year (thousands).............    173,359      439,527      369,769



  + Effective May 1, 1990, market timing fees are included in operating expenses. Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TSB, or by contractual surrender to the extent allowed under federal tax law.



  * Prior to May 1, 1994, the Account was known as The Travelers Timed Money Market Account for Variable Annuities.



 ** Effective May 2, 1994, Account TSB was authorized to invest in securities with a maturity of greater than one year. As a result, net realized and change in unrealized gains (losses) are no longer included in total investment income.



 *** Annualized.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR


The following information for the fiscal year ended December 31, 1999 has been audited by KPMG LLP, independent accountants, whose report thereon appears in Account TAS's Annual Report dated December 31, 1999. The following information for the fiscal years ended December 31, 1990 through December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account TAS's Annual Report, which is incorporated by reference into the Statement of Additional Information.


                                        1999        1998        1997        1996        1995        1994        1993        1992
----------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...........   $   .052    $   .056    $   .063    $   .041    $   .042    $   .036    $   .037    $   .041
 Operating expenses+...............       .110        .098        .085        .069        .057        .049        .048        .043
                                      --------    --------    --------    --------    --------    --------    --------    --------
 Net investment income (loss)......      (.058)      (.042)      (.022)      (.028)      (.015)      (.013)      (.011)      (.002)
 Unit Value at beginning of year...      3.907       3.389       2.623       2.253       1.706       1.838       1.624       1.495
 Net realized and change in
   unrealized gains (losses).......       .522        .560        .788        .398        .562       (.119)       .225        .131
                                      --------    --------    --------    --------    --------    --------    --------    --------
 Unit Value at end of year.........   $  4.371    $  3.907    $  3.389    $  2.623    $  2.253    $  1.706    $  1.838    $  1.624
                                      ========    ========    ========    ========    ========    ========    ========    ========
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................   $    .46    $    .52    $    .77    $    .37    $    .55    $   (.13)   $    .21    $   (.13)
 Ratio of operating expenses to
   average net assets*+............       2.85%       2.85%       2.85%       2.84%       2.83%       2.80%       2.82%       2.93%
 Ratio of net investment income to
   (loss) average net assets*......      (1.49)%     (1.21)%      (.76)%     (1.13)%      (.74)%      (.72)%      (.80)%      (.12)%
 Number of units outstanding at end
   of year (thousands).............     15,180      16,452      25,865      30,167      45,575      25,109      43,059      20,225
 Portfolio turnover rate...........         85%        113%         92%         98%        113%        142%         71%        269%

                                     --------------------
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...........  $   .044     $  .045
 Operating expenses+...............      .039        .073
                                     --------     -------
 Net investment income (loss)......      .005       (.028)
 Unit Value at beginning of year...     1.136       1.189
 Net realized and change in
   unrealized gains (losses).......      .354       (.025)
                                     --------     -------
 Unit Value at end of year.........  $  1.495     $ 1.136
                                     ========     =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................  $    .36     $  (.05)
 Ratio of operating expenses to
   average net assets*+............      2.99%       2.64%
 Ratio of net investment income to
   (loss) average net assets*......       .37%      (3.73)%
 Number of units outstanding at end
   of year (thousands).............    19,565       5,585
 Portfolio turnover rate...........       261%          0%


 * Annualized


** On May 1, 1990, TIMCO replaced Keystone Custodian Funds, Inc. as the investment adviser for Account TAS.



 + Effective May 1, 1990, market timing fees are included in operating expenses.
   Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner and were not recorded in the financial statements of Account TAS, or by contractual surrender to the extent allowed under federal tax law.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES*
    PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR


The following information on per unit data for 1997 and prior has been audited by independent accountants. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


                                       1999       1998          1997          1996          1995          1994          1993
------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...........   $  .000    $  .000       $  .025       $  .033      $   .071       $  .007      $   .054
 Operating expenses+...............      .000       .000          .011          .015          .031          .006          .036
                                      -------    -------       -------       -------      --------       -------      --------
 Net investment income.............      .000       .000          .014          .018          .040          .001          .018
 Unit Value at beginning of year...     1.273      1.273         1.232         1.383         1.215         1.234         1.132
 Net realized and change in
   unrealized gains (losses).......      .000       .000          .027         (.169)         .128         (.020)         .084
                                      -------    -------       -------       -------      --------       -------      --------
 Unit Value at end of year.........   $ 1.273    $ 1.273       $ 1.273       $ 1.232      $  1.383       $ 1.215      $  1.234
                                      =======    =======       =======       =======      ========       =======      ========
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................   $   .00    $   .00       $   .04       $  (.15)     $    .17       $  (.02)     $    .10
 Ratio of operating expenses to
   average net assets**+...........        --         --          3.00%         3.00%         3.00%         3.00%         3.00%
 Ratio of net investment income to
   average net assets**............        --         --          3.64%         3.48%         3.98%         1.02%         1.48%
 Number of units outstanding at end
   of year (thousands).............        --         --            --            --        11,466            --        20,207
 Portfolio turnover rate...........        --         --           129%          153%          117%           --           190%


                                     ------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...........  $   .051      $   .052      $   .072
 Operating expenses+...............      .032          .031          .018
                                     --------      --------      --------
 Net investment income.............      .019          .021          .054
 Unit Value at beginning of year...     1.087          .994         1.036
 Net realized and change in
   unrealized gains (losses).......      .026          .072         (.096)
                                     --------      --------      --------
 Unit Value at end of year.........  $  1.132      $  1.087      $   .994
                                     ========      ========      ========
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................  $    .05      $    .09      $   (.04)
 Ratio of operating expenses to
   average net assets**+...........      2.99%         3.00%         2.58%
 Ratio of net investment income to
   average net assets**............      1.71%         3.07%         3.88%
 Number of units outstanding at end
   of year (thousands).............    21,868        19,521        14,115
 Portfolio turnover rate...........       505%          627%          370%


  * This Fund is not available to new Contract Owners, and had no assets in 1999. Therefore, there is no 1999 Annual Report for Account TB.

 ** Annualized


 *** On May 1, 1990, TAMIC replaced Keystone Custodian Funds, Inc. as the investment adviser for Account TB.



  + Effective May 1, 1990, market timing fees are included in operating expenses. Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TB, or by contractual surrender to the extent allowed under federal tax law.

                                   APPENDIX B
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the Separate Account or any other separate account sponsored by the Company or its affiliates. In the Contract, we refer to this account as the "flexible annuity account."

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under "Charges and Deductions" in this prospectus.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as the Company prospectively declares from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3.5% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3.5% per year will be determined in our sole discretion. You assume the risk that interest credit to the Fixed Account may not exceed the minimum guarantee of 3.5% for any given year.

TRANSFERS

Under nonqualified contracts, you may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the Contract effective date. The transfers are limited to an amount of up to 10% of the Fixed Account Value on the semiannual Contract effective date anniversary. (This restriction does not apply to transfers from the Dollar Cost Averaging Program or to transfers under qualified contracts.) We reserve the right to waive this restriction.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

     Description of The Travelers Insurance Company and The Separate Accounts
        The Insurance Company
        The Separate Accounts
        Mixed and Shared Funding
     Investment Objectives, Policies and Risks
     Description of Certain Types of Investments and Investment Techniques
      Available to the Separate Accounts
     Investment Restrictions
        The Travelers Growth and Income Stock Account For Variable Annuities The Travelers Timed Growth and Income Stock Account for Variable
Annuities
        The Travelers Timed Aggressive Stock Account for Variable Annuities The Travelers Quality Bond Account for Variable Annuities
        The Travelers Timed Bond Account for Variable Annuities
        The Travelers Money Market Account for Variable Annuities
        The Travelers Timed Short-Term Bond Account for Variable Annuities Investment Management and Advisory Services
        Advisory Fees
        TIMCO
        TAMIC
     Valuation of Assets
     Net Investment Factor
     Federal Tax Considerations
     Performance Data
     The Board of Managers
     Administrative Services
     Distribution and Principal Underwriting Agreement
     Securities Custodian
     Independent Accountants
     Financial Statements

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000 (FORM NO. L-11165S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE CLIP THIS COUPON ON THE DOTTED LINE, ENTER YOUR NAME AND ADDRESS IN THE SPACES PROVIDED BELOW, AND MAIL TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183-5030.

     Name:

     Address:

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                        THE TRAVELERS UNIVERSAL ANNUITY

                              INDIVIDUAL AND GROUP
                           VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                        THE TRAVELERS INSURANCE COMPANY

L-11165  Printed in U.S.A.
         TIC Ed. 5-2000

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                UNIVERSAL ANNUITY

                STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2000

--------------------------------------------------------------------------------

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
       THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
       THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES
             THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
                   THE TRAVELERS FUND U FOR VARIABLE ANNUITIES

--------------------------------------------------------------------------------

                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                         THE TRAVELERS INSURANCE COMPANY


        This Statement of Additional Information is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 2000. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company (the "Company"), Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, by calling 1-800-842-9368 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                           TABLE OF CONTENTS

                                                                                                                   PAGE
Description Of The Travelers Insurance Company And The Separate Accounts. . . . . . . . . . . . . . . . . . . . .     3
   The Insurance Company. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
   The Separate Accounts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
   Mixed and Shared Funding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Investment Objectives, Policies And Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Description Of Certain Types Of Investments And Investment Techniques
Available To The Separate Accounts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5

Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    19
   The Travelers Growth and Income Stock Account for Variable Annuities . . . . . . . . . . . . . . . . . . . . .    19
   The Travelers Timed Growth and Income Stock Account for Variable Annuities . . . . . . . . . . . . . . . . . .    19
   The Travelers Timed Aggressive Stock Account for Variable Annuities. . . . . . . . . . . . . . . . . . . . . .    20
   The Travelers Quality Bond Account for Variable Annuities. . . . . . . . . . . . . . . . . . . . . . . . . . .    22
   The Travelers Timed Bond Account for Variable Annuities. . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
   The Travelers Money Market Account for Variable Annuities. . . . . . . . . . . . . . . . . . . . . . . . . . .    24
   The Travelers Timed Short-Term Bond Account for Variable Annuities . . . . . . . . . . . . . . . . . . . . . .    25

Investment Management And Advisory Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    27
   Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    27
   TIMCO. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    28
   TAMIC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    29
   Code of Ethics . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    30

                                                                                                                   PAGE
Valuation Of Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
Net Investment Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
Federal Tax Considerations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    32
Performance Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
The Board Of Managers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40
Principal Underwriter . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
Distribution and Principal Underwriting Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
Administrative Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
Securities Custodian. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
Independent Accountants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    43
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    F-1

                 DESCRIPTION OF THE TRAVELERS INSURANCE COMPANY
                            AND THE SEPARATE ACCOUNTS

THE INSURANCE COMPANY

        The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183 and its telephone number is (860) 2770-0111.

        The Company is indirectly owned by a wholly owned subsidiary of Citigroup Inc. Citigroup Inc. consists of businesses that produce a broad range of financial services, including asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading. Among its businesses are Citibank, CitiFinancial, Primerica Financial Services, Salomon Smith Barney, Salomon Smith Barney Asset Management, and Travelers Property Casualty.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

        The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNTS

        Each of the Separate Accounts available under the variable annuity contracts described in this Statement of Additional Information meets the definition of a separate account under federal securities laws, and will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Additionally, the operations of each of the Separate Accounts are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorize the Connecticut Insurance Commissioner to adopt regulations under it. The Section contains no restrictions on investments of the Separate Accounts, and the Commissioner has adopted no regulations under the Section that affect the Separate Accounts.

MIXED AND SHARED FUNDING

        Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

        Each Account's investment objective and, unless noted as fundamental, its investment policies may be changed without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in an Account's investment objective or policies may result in the Account having a different investment objective from those that an owner selected as appropriate at the time of investment.

        Listed below for quick reference are the types of investments that each Account may make and its investment techniques. Any investments, policies and restrictions generally are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances. More detailed information about the Accounts' investments and investment techniques follows the chart.

-----------------------------------------------------------------------------------------------
INVESTMENT TECHNIQUE                   GIS      QB      MM     TGIS     TSB     TAS      TB
-----------------------------------------------------------------------------------------------
Affiliated Bank Transactions
-----------------------------------------------------------------------------------------------
American Depositary Receipts            X        X               X               X
-----------------------------------------------------------------------------------------------
Asset-Backed Mortgage Securities        X        X               X               X       X
-----------------------------------------------------------------------------------------------
Bankers' Acceptances                    X        X       X       X       X       X       X
-----------------------------------------------------------------------------------------------
Buying Put and Call Options             X                        X               X       X
-----------------------------------------------------------------------------------------------
Certificates of Deposit                 X        X       X       X       X       X       X
-----------------------------------------------------------------------------------------------
Commercial Paper                        X        X       X       X       X       X       X
-----------------------------------------------------------------------------------------------
Convertible Securities                  X        X               X               X       X
-----------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities       X        X               X       X       X       X
-----------------------------------------------------------------------------------------------
Debt Securities                         X        X       X       X       X       X       X
-----------------------------------------------------------------------------------------------
Emerging Market Securities
-----------------------------------------------------------------------------------------------
Equity Securities                       X        X               X               X
-----------------------------------------------------------------------------------------------
Floating & Variable Rate Instruments    X        X       X       X       X       X       X
-----------------------------------------------------------------------------------------------
Foreign Securities                      X        X       X       X               X
-----------------------------------------------------------------------------------------------
Forward Contracts on Foreign
Currency
-----------------------------------------------------------------------------------------------
Futures Contracts                       X        X               X               X       X
-----------------------------------------------------------------------------------------------
Illiquid Securities                     X        X       X       X       X       X       X
-----------------------------------------------------------------------------------------------
Indexed Securities                               X                       X               X
-----------------------------------------------------------------------------------------------
Index Futures Contracts                 X        X               X               X       X
-----------------------------------------------------------------------------------------------
Investment Company Securities
-----------------------------------------------------------------------------------------------
Investment in Unseasoned Companies      X        X               X               X
-----------------------------------------------------------------------------------------------
Lending Portfolio Securities
-----------------------------------------------------------------------------------------------
Letters of Credit                       X        X               X               X       X
-----------------------------------------------------------------------------------------------
Loan Participations
-----------------------------------------------------------------------------------------------
Money Market Instrumentss               X        X       X       X       X       X       X
-----------------------------------------------------------------------------------------------
Options on Foreign Currencies
-----------------------------------------------------------------------------------------------
Options on Index Futures Contracts      X        X               X       X       X       X
-----------------------------------------------------------------------------------------------
Options on Stock Indices                X                        X
-----------------------------------------------------------------------------------------------
Other Direct Indebtedness                        X       X               X
-----------------------------------------------------------------------------------------------
Real Estate-Related Instruments         X        X               X               X       X
-----------------------------------------------------------------------------------------------
Repurchase Agreements                   X        X       X       X       X       X       X
-----------------------------------------------------------------------------------------------
Reverse Repurchase Agreements           X        X               X               X       X
-----------------------------------------------------------------------------------------------
Short Sales "Against the Box"
-----------------------------------------------------------------------------------------------
Short-Term Money Market Instruments     X        X       X       X       X       X       X
-----------------------------------------------------------------------------------------------
Swap Agreements
-----------------------------------------------------------------------------------------------
Temporary Bank Borrowing                X        X       X       X       X       X       X
-----------------------------------------------------------------------------------------------
U.S. Government Securities              X        X       X       X       X       X       X
-----------------------------------------------------------------------------------------------
Variable Amount Master Demand Notes     X        X       X       X       X       X       X
-----------------------------------------------------------------------------------------------
When-Issued & Delayed Delivery
Securities                              X        X               X               X       X
-----------------------------------------------------------------------------------------------
Writing Covered Call Options            X                        X               X       X
-----------------------------------------------------------------------------------------------

           DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT
                  TECHNIQUES AVAILABLE TO THE SEPARATE ACCOUNTS

WRITING COVERED CALL OPTIONS: The Accounts will write only "covered" call options, that is, they will own the underlying securities which are acceptable for escrow when they write the call option and until the obligation to sell the underlying security is extinguished by exercise or expiration of the call option, or until a call option covering the same underlying security and having the same exercise price and expiration date is purchased. These call options generally will be short-term contracts with a duration of nine months or less. The Accounts will receive a premium for writing a call option, but give up, until the expiration date, the opportunity to profit from an increase in the underlying security's price above the exercise price. The Accounts will retain the risk of loss from a decrease in the price of the underlying security. Writing covered call options is a conservative investment technique which is believed to involve relatively little risk, but which is capable of enhancing an Account's total returns.

The premium received for writing a covered call option will be recorded as a liability in each Account's Statement of Assets and Liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the close of the New York Stock Exchange, or, in the absence of such sale, at the latest bid quotation. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon exercise of the option.

The Options Clearing Corporation is the issuer of, and the obligor on, the covered call options written by the Accounts. In order to secure an obligation to deliver to the Options Clearing Corporation the underlying security of a covered call option, the Accounts will be required to make escrow arrangements.

In instances where the Accounts believe it is appropriate to close a covered call option, they can close out the previously written call option by purchasing a call option on the same underlying security with the same exercise price and expiration date. The Accounts may also, under certain circumstances, be able to transfer a previously written call option.

A previously written call option can be closed out by purchasing an identical call option only on a national securities exchange which provides a secondary market in the call option. There is no assurance that a liquid secondary market will exist for a particular call option at such time. If the Accounts cannot effect a closing transaction, they will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so.

If a substantial number of the call options are exercised, the Accounts' rates of portfolio turnover may exceed historical levels. This would result in higher brokerage commissions in connection with the writing of covered call options and the purchase of call options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

BUYING PUT AND CALL OPTIONS: The Accounts may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities, eligible for purchase by the Accounts, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed "over-the-counter" with a broker-dealer as the counterparty. While the investment advisers anticipate that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months.

The Accounts will pay a premium in exchange for the right to purchase (call) or sell (put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the options contract. In either case, each Account's risk is limited to the option premium paid.

The Accounts may sell the put and call options prior to their expiration and realize a gain or loss thereby. A call option will expire worthless if the price of the related security is below the contract strike price at the time of expiration; a put option will expire worthless if the price of the related security is above the contract strike price at the time of expiration.

Put and call options will be employed for bona fide hedging purposes only. Liquid securities sufficient to fulfill the call option delivery obligation will be identified and segregated in an account; deliverable securities sufficient to fulfill the put option obligation will be similarly identified and segregated. In the case of put options on futures contracts, portfolio securities whose price volatility is expected to match that of the underlying futures contract will be identified and segregated.

MONEY MARKET INSTRUMENTS: Money market securities are instruments with remaining maturities of one year or less, such as bank certificates of deposit, bankers' acceptances, commercial paper (including master demand notes), and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

SHORT-TERM MONEY MARKET INSTRUMENTS. The Accounts, may at any time invest funds awaiting investment or held as reserves for the purposes of satisfying redemption requests, payment of dividends or making other distributions to shareholders, in cash and short-term money market instruments. Short-term money market instruments may include (i) short-term U.S. Government Securities and, short-term obligations of foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits on, and certificates of deposit and bankers' acceptances of, United States and foreign banks, (iii) commercial paper of U.S. or of foreign issuers rated A-1 or higher by S&P or Prime-1 by Moody's, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's or, if not rated, determined by the Investment Subadviser to be of comparable quality to those rated obligations which may be purchased by the Accounts.

CERTIFICATES OF DEPOSIT: Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks which have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation).

The Accounts will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Accounts do not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks. Additionally, Account TSB invests in Euro Certificates of Deposit issued by banks outside of the United States, with interest and principal paid in U.S. dollars.

BANKERS' ACCEPTANCES: Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by Accounts MM or TSB must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion, and must be payable in U.S. dollars.

UNITED STATES GOVERNMENT SECURITIES: Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less, Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

Some obligations of United States Government agencies and instrumentalities, such as Treasury Bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Accounts will invest in the securities issued by such an instrumentality only when the investment advisers determine that the credit risk with respect to the instrumentality does not make the securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

REPURCHASE AGREEMENTS: Interim cash balances may be invested from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or reporting broker-dealers meeting the Advisor's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. Government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked to market daily and, when required, additional cash or qualifying collateral will be required from the counterparty.

In executing a repurchase agreement, a portfolio purchases eligible securities subject to the seller's simultaneous agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. Physical delivery or, in the case of "book-entry" securities, segregation in the counterparty's account at the Federal Reserve for the benefit of the Account is required to establish a perfected claim to the collateral for the term of the agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Account would bear the risks of delay, adverse market fluctuation and transaction costs in disposing of the collateral.

WHEN-ISSUED SECURITIES. Certain Accounts may, from time to time, purchase new-issue government or agency securities on a "when-issued," "delayed-delivery," or "to-be-announced" basis ("when-issued securities"). The prices of such securities are fixed at the time the commitment to purchase is made and may be expressed in either dollar-price or yield- maintenance terms. Delivery and payment may be at a future date beyond customary settlement time. It is the Accounts' customary practice to make when-issued purchases for settlement no more than 90 days beyond the commitment date.

The commitment to purchase a when-issued security may be viewed as a senior security, which is marked to market and reflected in the Account's net asset value daily from the commitment date. While the adviser or subadviser intends for the Account to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. An Account does not make payment or begin to accrue interest on these securities until settlement date. To invest its assets pending settlement, an Account normally invests in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

The Accounts do not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC thereunder, when an Account commits to purchase a security on a when-issued basis, the adviser or subadviser identifies and places in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

The adviser and subadvisers believe that purchasing securities in this manner will be advantageous to the Accounts. However, this practice entails certain additional risks, namely the default of the counterparty on its obligations to deliver the security as scheduled. In this event, an Account would experience a gain or loss equal to the appreciation or depreciation in value from the commitment date. The adviser and subadvisers employ a rigorous credit quality procedure in determining the counterparties to deal with in purchasing when-issued securities and, in some circumstances, require the counterparty to post cash or some other form of security as margin to protect the value of the delivery obligation pending settlement.

FLOATING AND VARIABLE RATE INSTRUMENTS: Obligations that have a floating or variable rate of interest bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Account limits its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The advisers or subadvisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Each Accounts' right to obtain payment at par on a demand instrument can be affected by events occurring between the date the Accounts elect to demand payment and the date payment is due. Those events may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same-day settlement. To facilitate settlement, these same-day demand instruments may be held in book entry form at a bank other than the Accounts' custodian, subject to a subcustodian agreement approved by the Accounto between that bank and the Accounts' custodian.

The floating and variable rate obligations that the Accounts may purchase include certificates of participation in obligations purchased from banks. A certificate of participation gives an Account an undivided interest in the underlying obligations in the proportion that the Account's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

VARIABLE AMOUNT MASTER DEMAND NOTES: Variable amount master demand notes are unsecured obligations that permit the investment of fluctuating amounts by an Account at varying rates of interest pursuant to direct arrangements between the Account as lender and the issuer as borrower. Master demand notes permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. Each Account has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded. Also, there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, an Account's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the advisers or subadvisers will consider the earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, each Account will invest in them only if, at the time of an investment, the issuer meets the criteria set forth for all other commercial paper. Pursuant to procedures established by the adviser or subadviser, such notes are treated as instruments maturing in one day and valued at their par value. The advisers and subadvisers intend to continuously monitor factors related to the ability of the borrower to pay principal and interest on demand.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes are unsecured obligations that permit a Fund to invest different amounts at varying interest rates under arrangements between the Account (as lender) and the issuer of the note (as borrower). Under the note, an Account has the right at any time to increase the amount up to the full amount provided by the note agreement, or to decrease the amount, and the borrower has the right to repay at any time up to the full amount of the note without penalty. Notes purchased by an Account permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by an Account may have maturities of more than one year, provided that: (1) the Account is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the interest rate on such notes is adjusted automatically at periodic intervals, which normally do not exceed 31 days but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest-rate adjustment or the demand notice period. Because these notes are direct lending arrangements between the lender and the borrower, the notes normally are not traded and have no secondary market, although the notes are redeemable and, thus, repayable at any time by the borrower at face value plus accrued interest. Accordingly, an Account's right to redeem depends on the borrower's ability to pay interest on demand and repay principal. In connection with variable rate master demand notes, an adviser or subadviser considers, under standards established by the Board, earning power, cash flow and other liquidity ratios of a borrower and monitors the ability of a borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, an Account will invest in them only if the investment adviser determines that the issuer meets the criteria established for commercial paper.

ZERO COUPON BONDS AND STEP-UP BONDS. Zero coupon bonds do not pay interest. They are sold at a substantial discount from face value. Additionally, zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, and they give the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.

Zero coupon bonds are very risky, however, for the investor. Because the cash flows from zero coupon bonds are deferred and because zero coupon bonds often represent subordinated debt, their prices are more volatile than most other bonds.

Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay little or no initial interest rate for several years and then a higher rate until maturity. They are also issued at a discount from face value.

For tax purposes, a purchaser of zero coupon bonds owes income tax on the interest that has accrued each year, even though the Account has received no cash. Certain federal tax law income and capital-gain distribution requirements may have an adverse effect on an Account to the extent it invests in zero coupon bonds.

PAY-IN-KIND BONDS. Pay-in-kind bonds pay interest either in cash or in additional securities at the issuer's option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Certain federal tax law income and capital gain distribution requirements may have an adverse effect on an Account to the extent that it invests in PIK bonds.

RESET BONDS. The interest rate on reset bonds is adjusted periodically to a level that should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be raised, but the bonds have a low call premium, limiting the opportunity for capital gain. Some reset bonds have a maximum rate, generally 2.5% or 3% above the initial rate.

INCREASING RATE NOTES. Increasing rate notes ("IRNs") have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument since the increasing rate is an incentive for the issuer to refinance with longer term debt.

EQUITY SECURITIES. By definition, equity securities include common and preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

STOCKS. Certain Accounts expect to remain fully invested in common stocks to the extent practicable, and is therefore subject to the general risk of the stock market. The value of an Account's shares can be expected to fluctuate in response to changes in market and economic conditions as well as the financial conditions and prospects of the issuers in which it invests. Certain Accounts also may invest in stocks of smaller companies that may individually exhibit more price volatility than the broad market averages. Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies. Moreover, Accounts may invest in stocks of growth-oriented companies that intend to reinvest earnings rather than pay dividends. An Account may make investments in stocks that may at times have limited market liquidity and whose purchase or sale would result in above average transaction costs. Another factor that would increase the fundamental risk of investing in smaller companies is the lack of publicly available information due to their relatively short operating record as public companies.

Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research



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available on many promising small and medium sized emerging growth companies making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of an Account, therefore, are subject to greater fluctuation in value than shares of a conservative equity portfolio or of a growth portfolio that invests entirely in proven growth stocks.

CONVERTIBLE SECURITIES. Convertible securities may include corporate notes or preferred stock but ordinarily are long-term debt obligations of an issuer that are convertible at a stated price or exchange rate into the issuer's common stock. Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, reacts to variations in the general stock market. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities, convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there can be no assurance of the current income because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential through the conversion feature for capital appreciation. There can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but not-convertible debt of the same issuer, although convertible bonds enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the issuer's common stock. Because of the conversion feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

A synthetic convertible security is comprised of two distinct securities that together resemble convertible securities. Synthetic convertible securities combine non-convertible bonds or preferred stock with warrants or stock call options. The options that form a portion of the convertible security are listed on a securities exchange or on the National Association of Securities Dealers Automated Quotations Systems. The two components of a synthetic convertible security generally are not offered as a unit but may be purchased and sold by a Fund at different times. Synthetic convertible securities differ from convertible securities in that each component of a synthetic convertible security has a separate market value and responds differently from the other to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

DEBT SECURITIES. Debt securities held by an Account may be subject to several types of investment risk, including market or interest rate risk, which relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to corporate bonds during periods of falling interest rates, and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity. Investment-grade debt securities are generally regarded as having adequate capacity to pay interest and repay principal, but have speculative characteristics. Below-investment-grade debt securities (sometimes referred to as "high-yield/high-risk" or "junk" bonds) have greater speculative characteristics. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

Certain Accounts may invest in corporate debt obligations that may be rated below the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P and Aaa, AA, or A for Moody's (see the Appendix for more information) or, if unrated, of comparable quality and may have speculative characteristics or be speculative. Lower-rated or comparable unrated bonds are commonly referred to as "junk bonds". There is no




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

minimum acceptable rating for a security to be purchased or held by certain Accounts, and an Account may, from time to time, purchase or hold securities rated in the lowest rating category and may include bonds in default. Credit ratings evaluate the safety of the principal and interest payments but not the market value of high yield bonds. Further, the value of such bonds is likely to fluctuate over time.

Lower-rated bonds usually offer higher yields with greater risks than higher-rated bonds. Lower-rated bonds have more risk associated with them that the issuer of such bonds will default on principal and interest payments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time.

As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities.

An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligations to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of securities they have issued. As a result of these restructuring, holders of lower-rated securities may receive less principal and interest than they had bargained for at the time such bonds were purchased. In the event of a restructuring, an Account may bear additional legal or administrative expenses in order to maximize recovery from an issuer. Additionally, an increase in interest rates may also adversely impact the value of high yield bonds.

The secondary trading market for lower rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. Adverse publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may affect the price or liquidity of lower-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the Account.

An Account may, from time to time, own zero coupon bonds and pay-in-kind securities. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. Pay-in-kind securities make periodic payments in the form of additional securities as opposed to cash. The price of zero coupon bonds and pay-in-kind securities is generally more sensitive to fluctuations in interest rates than are conventional bonds. Additionally, federal tax law requires that interest on zero coupon bonds be reported as income to the Account even though it receives no cash interest until the maturity or payment date of such securities.

Many corporate debt obligations, including many lower rated bonds, permit the issuers to call the security and therefore redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if an Account owns a bond that is called, the Account will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at a lower interest rate, thus reducing income to the Account.

EVALUATING THE RISKS OF LOWER-RATED SECURITIES. An Account's adviser or subadviser will follow certain steps to evaluate the risks associated with investing in lower-rated securities. These techniques include:

               CREDIT RESEARCH. The adviser or subadviser performs its own credit analysis in addition to using nationally recognized statistical rating organizations and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage and earnings. In evaluating an issuer, the adviser or subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.


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

               DIVERSIFICATION. An Account generally invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

               ECONOMIC ANALYSIS. The adviser or subadviser will also analyze current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical and analysis of the business cycle can be important.

Achievement by an Account investing in these bonds of its investment objective may be more dependent on the credit analysis of a lower-rated bond than would be the case if the Account invested exclusively in higher-rated bonds.

EXCHANGE-TRADED FINANCIAL FUTURES. Certain Accounts may use exchange-traded financial futures contracts consisting of stock index futures contracts and futures contracts on debt securities ("interest rate futures") as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual obligation to buy or sell a specified index of stock at a future date for a fixed price.

An Account will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futurescontract is purchased, the Account will set aside an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. At no time will the Account's investments in such futures be used for speculative purposes.

All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, the Account will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the Securities and Exchange Commission).

The use of options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may result in the loss of principal, particularly where such instruments are traded for other than hedging purposes (e.g., to enhance current yield).

STOCK INDEX FUTURES CONTRACTS. Certain Accounts may purchase and sell stock index futures contracts. Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly traded futures contracts. Each Account may purchase and sell stock index futures contracts on its benchmark index or similar index.

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by an Account are usually liquidated in this manner, an Account may instead make or take delivery of underlying securities whenever it appears economically advantageous to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of the exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

When futures contracts are entered into by an Account, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the futures commission merchant ("FCM") an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. The initial margin deposit is returned,



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

assuming these obligations have been met, when the futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security or stock index fluctuates reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to maturity. Prior to the contract settlement date, an Account will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Certain Accounts also may purchase call and put options and write covered call and put options on stock index futures contracts of the type into which the particular Fund is authorized to enter. Covered put and call options on futures contracts will be covered in the same manner as covered options on securities and securities indices. The Accounts may invest in such options for the purpose of closing out a futures position that has become illiquid.

Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options. Whether, in order to achieve a particular objective, the Account enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Account will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. In addition to the risks described in the Prospectus, the use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by an Account are intended to correlate with the Account's portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Account. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that an Account's transactions in those instruments will not in fact offset the impact on the Account of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Account which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Account.

To some extent, careful management of these strategies can minimize these risks. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by an Account, it may, in order to compensate for this difference, use an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, an Account may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of an Account's securities is particularly relevant to futures contracts. An Account, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to an Account. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Fund. Although the Accounts intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when they seek to "close out" (i.e., terminate) a




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

particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. An Account may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, an Account may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

In addition, FCMs or brokers in certain circumstances will have access to the Accounts' assets posted as margin in connection with these transactions as permitted under the Act. The Accounts will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that an Account could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Account could effect such recovery.

The success of these techniques depends, among other things, on the adviser's or subadviser's ability to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, the adviser or subadviser will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which an Account is exposed. These transactions also, of course, may be more, rather than less, favorable to an Account than originally anticipated.

SWAPS. Swaps are over-the-counter (OTC) agreements that typically require counterparties to make periodic payments to each other for a specified period. The calculation of these payments is based on an agreed-upon amount, called the notional amount, that generally is exchanged only in currency swaps. The periodic payments may be a fixed or floating (variable) amount. Floating payments may change with fluctuations in interest or currency rates or equity or commodity prices, depending on the contract terms. Swaps are used to hedge a risk or obtain more desirable financing terms, and they can be used to profit from correctly anticipating rate and price movements.

FOREIGN AND EMERGING MARKETS SECURITIES. Certain Accountss may invest in foreign and/or emerging markets securities. These securities may include U.S. dollar-denominated securities and debt securities of foreign governments (including provinces and municipalities) or their agencies or instrumentalities, securities issued or guaranteed by international organizations designated or supported by multiple governments or entities to promote economic reconstruction or development, and securities of foreign corporations and financial institutions.

Certain Accounts may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), and similar instruments providing for indirect investment in securities of foreign issuers. Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign countries and restrictions in certain countries on direct investment by foreign entities, an Account may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary Shares, Global Depositary Shares of International Depositary Receipts. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Subject to any limit on an Account's investments in foreign securities, there may be no limit on the amount of assets that may be invested in securities of issuers domiciled in a single country or market. To the extent that an Account's assets are invested substantially in a single country or market, the Account is more susceptible to the risks of investing in that country or market than it would be if its assets were geographically more diversified.

Investments in foreign securities may offer an Account an opportunity to pursue the performance potential of an overseas market. Such securities, however, also entail risks in addition to the risks of U.S. securities. Foreign governments may nationalize or expropriate assets or impose confiscatory taxes on an investment. Civil wars or other




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

political or financial instability or diplomatic developments may affect the value of a Fund's foreign investments. Foreign countries may impose currency exchange controls, foreign withholding taxes, or other factors that may affect the value of an investment. Movement in foreign currency exchange rates against the U.S. dollar may result in significant changes in the value of overseas investments. Generally, if the U.S. dollar weakens, the value of the foreign investment in U.S. dollars increases. Conversely, when the U.S. dollar strengthens, the value of the foreign investment in U.S. dollars decreases.

There is generally less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers generally are not subject to accounting, auditing and financial reporting practices comparable with U.S. practices. Some foreign securities or markets are more thinly traded and, as a result, foreign securities may be less liquid and more volatile than U.S. securities. Foreign settlement procedures and trade regulations may involve risks and expenses not present in U.S. settlements.

The risks of investing in foreign securities may be intensified in the case of investment in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than comparable domestic securities. Investment in emerging markets may be subject to delays in settlements, resulting in periods when a portion of an Account's assets is uninvested and no return is earned thereon. Certain markets may require payment for securities before delivery, and in such markets the Account bears the risk that the securities will not be delivered and that the payment will not be returned.

In addition, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. In many cases, emerging market countries are among the world's largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. In recent years, the governments of some of these countries have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Foreign securities transactions also include generally higher commission rates and the risks of adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital.

Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

ILLIQUID SECURITIES. Certain Accounts may make investments in illiquid securities. Illiquid securities are those that are not readily marketable within seven days in the ordinary course of business and include restricted securities that may not be publicly sold without registration under the Securities Act of 1933 (the "1933 Act") and Rule 144A securities. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If a Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect to those sales, and registration of such securities under the 1933 Act may be required. The Accounts will not bear the expense of such registration. In determining securities subject to the percentage limitation, an Account will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations, including options traded over-the-counter, certain mortgage related securities and other securities subject to restrictions on resale.

RULE 144A SECURITIES. Certain Rule 144A securities may be considered illiquid and, therefore, their purchase is subject to a Fund's limitation on the purchase of illiquid securities, unless the adviser under guidelines approved by the Board determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by an Account, the Account's level of illiquidity could increase. The Board has established standards and procedures for determining the liquidity of Rule 144A securities and periodically monitors the adviser's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.



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LOANS OF SECURITIES TO BROKER DEALERS. The Account may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, liquid securities, or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% of the market value of the securities loaned. The Account will not loan securities if, after a loan, the aggregate of all outstanding securities loans exceeds one third of the value of the Account's total assets taken at their current market value. The Account continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of any cash loan collateral in U.S. Treasury notes, certificates of deposit, other high grade, short-term obligations or interest-bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the Account may vote the securities if, in the opinion of the investment adviser, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans may be made only to borrowers deemed to be of good standing, under standards approved by the Board of Managers ("Board"), when the income to be earned from the loan justifies the risks.

REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement transaction is similar to borrowing cash. In a reverse repurchase agreement, an Account transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees on a stipulated date in the future to repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable an Account to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Account will be able to avoid selling portfolio instruments at a disadvantageous time.

The Accounts will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory to the adviser or subadviser. Such transactions may increase fluctuations in an Account's yield or in the market value of its assets.

When effecting reverse repurchase agreements, liquid assets of an Account, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, an Account may restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

TEMPORARY INVESTMENTS. Permissible temporary investments for defensive or cash management purposes may include U.S. government securities and money market instruments, including instruments of banks that are members of the Federal Deposit Insurance Corporation with assets of at least $1 billion, such as certificates of deposit, demand and time deposits, and bankers' acceptances; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

Certain Accounts may invest in debt obligations which involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

TEMPORARY BANK BORROWING: Certain Accounts may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities.

LETTERS OF CREDIT: Certain Accounts may also engage in trades of municipal obligations, certificates of participation therein, commercial paper and other short-term obligations that are backed by irrevocable letters of credit issued by banks which assume the obligation for payment of principal and interest in the event of default by an issuer. Only banks the securities of which, in the opinion of the Investment Subasviser, are of investment quality comparable to other permitted investments of the Accounts may be used for letter of credit-backed investment.

INVESTMENT IN UNSEASONED COMPANIES: Certain Accounts may also invest Account assets in securities of companies that have operated for less than three years, including the operations of predecessors. The Accounts have undertaken that they will not make investments that will result in more than 5% of total assets being invested in the securities of newly formed companies and equity securities that are not readily marketable. Investing in securities of unseasoned companies may, under certain circumstances, involve greater risk than is customarily associated with investment in more established companies.

REAL ESTATE-RELATED INSTRUMENTS: Some Accounts may engage in the purchase and sale of real estate related instruments including real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

CORPORATE ASSET-BACKED SECURITIES: Corporate asset-backed securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit care receivables, these securities may not have the benefit of any security interest in the related collateral.

ASSET-BACKED MORTGAGE SECURITIES: Securities of this type include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS: By purchasing a loan participation, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase.

Some Accounts may also purchase other direct indebtedness such as trade or other claims against companies, which generally represent money owed by the company to a supplier of goods and services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations and other direct indebtedness acquired by these Accounts may involve revolving credit facilities or other standby financing commitments which obligate the Accounts to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Accounts may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

INVESTMENT COMPANY SECURITIES: Generally, the Accounts may purchase and sell securities of open and closed-end investment companies subject to the limits prescribed under the 1940 Act.

AFFILIATED BANK TRANSACTIONS: Certain Accounts may engage in transactions with financial institutions that are, or may be considered to be "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities, U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. The Board of Managers and the advisers of Accounts engaged in affiliated bank transactions have established and will periodically review procedures applicable to transactions involving affiliated financial institutions.

INDEXED SECURITIES: Certain Accounts may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting, in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

SHORT SALES "AGAINST THE BOX": Some Accounts may enter into a short sale against the box. If an Account decides to enter into such transitions, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

COMMERCIAL PAPER RATINGS: Investments in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation and Prime-1 by Moody's Investors Service, Inc. Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements;
(2) the issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowances made for unusual circumstances; and (5) the issuer's industry is typically well established and the issuer has a strong position within the industry.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluating the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. The relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.


                             INVESTMENT RESTRICTIONS

        The Separate Accounts each have different investment objectives and policies, as discussed above and in the Prospectus. Each Managed Separate Account has certain fundamental investment restrictions, which are set forth below. Neither the investment objective nor the fundamental investment restrictions can be changed without a vote of a majority of the outstanding voting securities of the Accounts, as defined in the 1940 Act.

        The percentage restrictions (for either fundamental investment policies or investment restrictions) are interpreted such that if they are adhered to at the time of investment, a later increase in a percentage beyond the specified limit resulting from a change in the values of portfolio securities or in the amount of net assets shall not be considered a violation. It must be recognized that there are risks inherent in the ownership of any investment and that there can be no assurance that the investment objectives of the Separate Accounts will be achieved.

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

        The investment restrictions for Accounts GIS and TGIS, as set forth below, are identical, except where indicated. The investment restrictions set forth in items 1 through 9 are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account GIS or Account TGIS, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers of Account GIS or Account TGIS.

       1. Not more than 5% of the assets of the Account will be invested in the securities of any one issuer, except obligations of the United States Government and its instrumentalities.

       2. Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that such borrowings will not exceed 5% of the value of the assets of Account GIS, or 10% of the value of the assets of Account TGIS, and that immediately after the borrowing, and at all times thereafter, and while any such borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account.

       3. Securities of other issuers will not be underwritten, except that the Account could be deemed an underwriter when engaged in the sale of restricted securities. (See item 13.)

       4. Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

       5. No purchase of commodities or commodity contracts will be made, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes, as discussed above.

       6. Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors. (See item 13.)

       7. Investments will not be made in the securities of a company for the purpose of exercising management or control.

       8. Not more than 10% of the voting securities of any one issuer will be acquired. (It is the present practice of the Account not to exceed 5% of the voting securities of any one issuer.)

       9.  Senior securities will not be issued.

       10. Short sales of securities will not be made.

       11. Purchases will not be made on margin, except for short-term credits which are necessary for the clearance of transactions, and for the placement of not more than 5% of its net asset value in total margin deposits for positions in futures contracts.

       12. The Account will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

       13. Not more than 5% of the value of the assets of the Account may be invested in restricted securities (securities which may not be publicly offered without registration under the Securities Act of
           1933).

        Changes in the investments of Accounts GIS and TGIS may be made from time to time to take into account changes in the outlook for particular industries or companies. The Accounts' investments will not, however, be concentrated in any one industry; that is, no more than 25% of the value of their assets will be invested in any one industry. While Accounts GIS and TGIS may occasionally invest in foreign securities, it is not anticipated that such investments will, at any time, account for more than 10% of their investment portfolios.

        The assets of Accounts GIS and TGIS will be kept fully invested, except that (a) sufficient cash may be kept on hand to provide for variable annuity contract obligations, and (b) reasonable amounts of cash, United States Government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investment in accordance with their respective investment policies.

PORTFOLIO TURNOVER

       Although Accounts GIS and TGIS intend to purchase securities for long-term appreciation of capital and income, and do not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A higher turnover rate should not be interpreted as indicating a variation from the stated investment policy of seeking long-term accumulation of capital, and will normally increase the brokerage costs of Accounts GIS and TGIS. However, negotiated fees and the use of futures contracts will help to reduce brokerage costs. While there is no restriction on portfolio turnover, Account GIS expects to have a moderate to high level of portfolio turnover in the range of 150% to 300%, and Account TGIS expects that its portfolio turnover will be higher than normal since the Account is being timed by third party investment advisory services. The portfolio turnover rate for Account GIS for the years ended December 31, 1997, 1998 and 1999 was 64%, 50% and 47%, respectively. The portfolio turnover rate for Account TGIS for the years ended December 31, 1997, 1998 and 1999 was 63%, 81% and 51%, respectively.


THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

        The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TAS, as defined in the 1940 Act. Account TAS may not:

        1. invest more than 5% of its total assets, computed at market value, in the securities of any one issuer;

        2. invest in more than 10% of any class of securities of any one issuer;

        3. invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;

        4. borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding, a borrowing may not exceed one-third of the value of its net assets, including the amount borrowed; Account TAS has no intention of attempting to increase its net income by means of borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets of Account TAS computed at cost;

        5. underwrite securities, except that Account TAS may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities the Account may be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act");

        6. purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes as described above;

        7. invest for the primary purpose of control or management;

        8. make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

        9. make loans, except that Account TAS may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker-dealers; all such investments must be consistent with the Account's investment objective and policies;

       10. invest more than 25% of its total assets in the securities of issuers in any single industry;

       11. purchase the securities of any other investment company, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company;

       12. invest in interests in oil, gas or other mineral exploration or development programs; or

       13. invest more than 5% of its net assets in warrants, valued at the lower of cost or market; warrants acquired by the Account in units or attached to securities will be deemed to be without value with regard to this restriction. Account TAS is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of The Travelers Investment Management Company ("TIMCO") have a substantial interest.

       Account TAS may make investments in an amount of up to 10% of the value of its net assets in restricted securities which may not be publicly sold without registration under the 1933 Act. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If and when Account TAS sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect thereto, and registration of such securities under the 1933 Act may be required. Account TAS will not bear the expense of such registration. Account TAS intends to reach agreements with all such issuers whereby they will pay all expenses of registration. In determining securities subject to the 10% limitation, Account TAS will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations.

PORTFOLIO TURNOVER

       Although Account TAS intends to invest in securities selected primarily for prospective capital growth and does not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A high turnover rate should not be interpreted as indicating a variation from the stated investment policy, and will normally increase Account TAS's brokerage costs. While there is no restriction on portfolio turnover, Account TAS's portfolio turnover rate may be high since the Account is being timed by third party investment advisory services. The portfolio turnover rate for the years ended December 31, 1997, 1998 and 1999 was 92%, 113% and 85%, respectively.


THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

       The investment restrictions set forth in items 1 through 9 below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account QB, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers of Account QB.

       1. Not more than 15% of the value of the assets of Account QB will be invested in the securities of any one issuer, except obligations of the United States Government and its instrumentalities, for which there is no limit.

       2. Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that these borrowings will not exceed 5% of the value of the assets of Account QB and that immediately after the borrowing, and at all times thereafter, and while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of Account QB.

       3. Securities of other issuers will not be underwritten, except that Account QB could be deemed to be an underwriter when engaged in the sale of restricted securities.

       4. Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

       5. No purchase of commodities or commodity contracts will be made, except transactions involving financial futures used as a hedge against unanticipated changes in prevailing levels of interest rates.

       6. Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures and other evidences of indebtedness of a type customarily purchased by institutional investors.

       7. Investments will not be made in the securities of a company for the purpose of exercising management or control.

       8. Not more than 10% of the voting securities of any one issuer will be acquired.

       9.  Senior securities will not be issued.

       10. Short sales of securities will not be made.

       11. Purchases will not be made on margin, except for any short-term credits that are necessary for the clearance of transactions and to place up to 5% of the value of its net assets in total margin deposits for positions in futures contracts.

       12. Account QB will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

       13. The average period of maturity (or in the case of mortgage-backed securities, the estimated average life of cash flows) of all fixed interest debt instruments held by Account QB will not exceed five years.

       The investments of Account QB will not be concentrated in any one industry; that is, no more than 25% of the value of its assets will be invested in any one industry. There is no investment policy as to Account QB's investment in foreign securities.

PORTFOLIO TURNOVER

       Brokerage costs associated with short-term debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account QB to the same extent as high turnover in a separate account which invests primarily in common stock. The portfolio turnover rate for Account QB for the years ended December 31, 1997, 1998 and 1999 was 196%, 438% and 340%, respectively.

THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

        The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TB, as defined in the 1940 Act. Account TB may not:

        1. invest more than 5% of its total assets, computed at market value, in the securities of any one issuer (exclusive of securities of the United States Government, its agencies or instrumentalities, for which there is no limit);

        2. invest in more than 10% of any class of securities of any one issuer;

        3. invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;

        4. borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding according to the 1940 Act, a borrowing may not exceed one-third of the value of the net assets, including the amount borrowed; Account TB has no intention of attempting to increase its net income by borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets computed at cost;

        5. underwrite securities, except that Account TB may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities Account TB may be deemed to be an underwriter, as defined in the 1933 Act;

        6. purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transactions and borrowing costs and for hedging purposes as discussed above;

        7. invest for the primary purpose of control or management;

        8. make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

        9. make loans, except that Account TB may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to brokers-dealers; all such investments must be consistent with the investment objective and policies;

        10. invest more than 25% of its total assets in the securities of issuers in any single industry (exclusive of securities of the United States government, its agencies or instrumentalities, for which there is no limit); or

        11. purchase the securities of any other investment company, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company. When consistent with its investment objectives, Account TB may purchase securities of brokers, dealers, underwriters or investment advisers. Account TB is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of Travelers Asset Management International Company LLC ("TAMIC") have a substantial interest.

PORTFOLIO TURNOVER

        Brokerage costs associated with debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account TB to the same extent as high turnover in a separate account which invests primarily in common stock. While there is no restriction on portfolio turnover, Account TB's turnover rate may be high since the Account is being timed by third party investment advisory services. The portfolio turnover rate for Account TB for the years ended December 31, 1997, 1998 and 1999 was 129%, 0% and 0%, respectively.


THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

        In keeping with the objective of obtaining the highest possible current income consistent with a high degree of liquidity and preservation of capital, Account MM operates under the following restrictions, which restrictions are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account MM, as defined in the 1940 Act. Account MM may not:

        1. purchase any security which has a maturity date more than one year from the date of the Account's purchase;

        2. invest more than 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities). Neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of restriction;

        3. acquire more than 10% of the outstanding securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

        4. invest more than 5% of its assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government. However, the Fund may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single issuer for a period of up to three business days after the purchase thereof;

        5. borrow money, except from banks on a temporary basis in an aggregate amount not to exceed one-third of the Account's assets (including the amount borrowed); the borrowings may be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Account will not purchase any investment while any such borrowing exists; immediately after the borrowing, and at all times thereafter while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account;

        6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Account, except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

        7. make loans, provided that the Account may purchase money market securities and enter into repurchase agreements;

        8. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or other development programs;
            (d) purchase any securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies, authorities or instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Account's assets would be invested in such securities; (g) purchase or retain securities of any issuer if the officers and directors of the investment adviser who individually own more than 0.5% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities;

        9. invest in securities which under the 1933 Act or other securities laws cannot be readily disposed of with registration or which are otherwise not readily marketable at the time of purchase, including repurchase agreements that mature in more than seven days, if as a result more than 10% of the value of the Account's assets is invested in these securities. At present, the Account has no investments in these securities and has no present expectation of purchasing any, although it may in the future; and

        10. issue senior securities.

PORTFOLIO TURNOVER

        A portfolio turnover rate is not applicable to Account MM which invests only in money market instruments.

THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

        In keeping with the objective of obtaining the highest possible current income consistent with a high degree of liquidity and preservation of capital, Account TSB operates under the following restrictions, which restrictions are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TSB, as defined in the 1940 Act. Account TSB may not:

        1. purchase any security which has a maturity date more than three years from the date such security was purchased;

        2. invest more than 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of restriction;

        3. invest more than 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

        4. acquire more than 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

        5. borrow money, except from banks on a temporary basis in an aggregate amount not to exceed one-third of the Account's assets (including the amount borrowed); the borrowings may be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Account will not purchase any investment while any such borrowing exists; immediately after the borrowing, and at all times thereafter while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account;

        6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Account, except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

        7. make loans, provided that the Account may purchase money market securities and enter into repurchase agreements;

        8. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or other development programs;
            (d) purchase any securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies, authorities or instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Account's assets would be invested in such securities; (g) purchase or retain securities of any issuer if the officers and directors of the investment adviser who individually own more than 0.5% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities;

        9. invest in securities which under the 1933 Act or other securities laws cannot be readily disposed of with registration or which are otherwise not readily marketable at the time of purchase, including repurchase agreements that mature in more than seven days, if as a result more than 10% of the value of the Account's assets is invested in these securities. At present, the Account has no investments in these securities and has no present expectation of purchasing any, although it may in the future; and

        10. issue senior securities.

PORTFOLIO TURNOVER

        Brokerage costs associated with short-term debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account TSB to the same extent as high turnover in a separate account which invests primarily in common stock. While there is no restriction on portfolio turnover, Account TSB's turnover rate may be high since the Account is being timed by third party investment advisory services.

A portfolio turnover rate is not applicable to Account TSB which invests only in short-term instruments.

                   INVESTMENT MANAGEMENT AND ADVISORY SERVICES

        The investments and administration of the separate accounts are under the direction of the Board of Managers. The Travelers Investment Management Company (TIMCO) furnishes investment management and advisory services to Accounts TGIS, TSB and TAS according to the terms of written Investment Advisory Agreements. The Investment Advisory Agreements between Account TGIS and TIMCO and Account TSB and TIMCO, were each approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993. The Investment Advisory Agreement between Account TAS and TIMCO was approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993, and amended effective May 1, 1996 by virtue of contract owner approval at a meeting held on April 19, 1996.

        Travelers Asset Management International Company LLC (TAMIC) furnishes investment management and advisory services to Accounts GIS, QB, MM and TB according to the terms of written Investment Advisory Agreements. The Investment Advisory Agreements between Account QB and TAMIC, Account MM and TAMIC, and Account TB and TAMIC, were each approved by a vote of variable annuity contract owners at their meeting held on April 23, 1993. The Investment Adviosry Agreement between Account GIS and TAMIC was approved by a vote of the variable annuity contract owners at their meeting held on April 27, 1998.

        The agreements between Accounts TGIS, TSB and TAS and TIMCO, and the agreements between Accounts GIS, QB, MM and TB and TAMIC, will all continue in effect as described below in (3), as required by the 1940 Act. Each of the agreements:

        1. provides that for investment management and advisory services, the Company will pay to TIMCO and TAMIC, on an annual basis, an advisory fee based on the current value of the assets of the accounts for which TIMCO and TAMIC act as investment advisers (see "Advisory Fees" in the prospectus);

        2. may not be terminated by TIMCO or TAMIC without the prior approval of a new investment advisory agreement by those casting a majority of the votes entitled to be cast and will be subject to termination without the payment of any penalty, upon sixty days written notice, by the Board of Managers or by a vote of those casting a majority of the votes entitled to be cast;

        3. will continue in effect for a period more than two years from the date of its execution, only so long as its continuance is specifically approved at least annually by a vote of a majority of the Board of Managers, or by a vote of a majority of the outstanding voting securities of the Accounts. In addition, and in either event, the terms of the agreements must be approved annually by a vote of a majority of the Board of Managers who are not parties to, or interested persons of any party to, the agreements, cast in person at a meeting called for the purpose of voting on the approval and at which the Board of Managers has been furnished the information that is reasonably necessary to evaluate the terms of the agreements; and

        4. will automatically terminate upon assignment.

ADVISORY FEES

        The advisory fee for each Separate Account is described in the prospectus.

        The advisory fees paid to TIMCO by each of the Accounts during the last three fiscal years were:

           ACCOUNT GIS     ACCOUNT TSB      ACCOUNT TGIS      ACCOUNT TAS
           -----------     -----------      ------------      -----------
1997        $ 2,723,508      $ 248,469       $ 631,320        $ 281,157
1998        $ 1,094,293*     $ 517,425       $ 461,300        $ 256,041
1999        $         0*     $ 585,299       $ 398,256        $ 216,715

        The advisory fees paid to TAMIC by each of the Accounts during the last three fiscal years were:

              ACCOUNT GIS     ACCOUNT QB       ACCOUNT MM       ACCOUNT TB
              -----------     ----------       ----------       ----------
1997         $    - 0 -      $    529,458     $    290,557     $     10,088
1998         $3,274,491*     $    518,262     $    324,122     $      - 0 -
1999         $5,840,016*     $    495,204     $    407,307     $      - 0 -


*TIMCO served as investment adviser from January 1, 1998 through April 30, 1998. Effective May 1, 1998, TIMCO became the Subadviser and TAMIC became the Adviser. The subadvisory fee paid to TIMCO by TAMIC for Account GIS for the period May 1, 1998 through December 31, 1998 was $2,291,392 and for the year ended December 1999 was $3,895,005.


                                      TIMCO

        Investment decisions for Accounts TGIS, TSB and TAS will be made independently from each other and from any other accounts that may be or become managed by TIMCO. If, however, accounts managed by TIMCO are simultaneously engaged in the purchase of the same security, then available securities may be allocated to each account and may be averaged as to price in whatever manner TIMCO deems to be fair. In some cases, this system might adversely affect the price or volume of securities being bought or sold by an account, while in other cases it may produce better executions or lower brokerage rates.

BROKERAGE

        Subject to approval of the Board of Managers, and in accordance with the Investment Advisory Agreements, TIMCO will place purchase and sale orders for portfolio securities of the Accounts through brokerage firms which it may select from time to time with the objective of seeking the best execution by responsible brokerage firms at reasonably competitive rates. To the extent consistent with this policy, certain brokerage transactions may be placed with firms, which provide brokerage, and research services to TIMCO, and such transactions may be paid for at higher rates than other firms would charge. The term "brokerage and research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities for purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). These brokerage and research services may be utilized in providing investment advice to Accounts TGIS, TSB and TAS, and may also be utilized in providing investment advice and management to all accounts over which TIMCO exercises investment discretion, but not all of such services will necessarily be utilized in providing investment advice to all accounts. This practice may be expected to result in greater cost to the Accounts than might otherwise be the case if brokers whose charges were based on execution alone were used for such transactions. TIMCO believes that brokers' research services are very important in providing investment advice to the Accounts, but is unable to give the services a dollar value. While research services are not expected to reduce the expenses of TIMCO, TIMCO will, through the use of these services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

        Transactions in the over-the-counter market are placed with the principal market makers unless better price and execution may be obtained otherwise. Brokerage fees will be incurred in connection with futures transactions, and Accounts TGIS and TAS will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

        The overall reasonableness of brokerage commissions paid is evaluated by personnel of TIMCO responsible for trading and managing the portfolios of Accounts GIS, TGIS, TSB and TAS by comparing brokerage firms utilized by TIMCO to other firms with respect to the following factors: the prices paid or received in securities transactions, speed of execution and settlement, size and difficulty of the brokerage transactions, the financial soundness of the firms, and the quality, timeliness and quantity of research information and reports.

        The total brokerage commissions paid by Account GIS for the fiscal years ended December 31, 1997, 1998 and 1999 were $818,411, $896,520 and $970,607, respectively. For the fiscal year ended December 31, 1999, portfolio transactions in the amount of $739,890,351 were directed to certain brokers because of research services, of which $753,650 was paid in commissions with respect to these transactions. Commissions in the amount of $25,640 and $32,490 were paid to Salomon Smith Barney Inc. and The Robinson Humphrey Company, Inc., respectively, both affiliates of TIMCO, which equals, for each, 2.6% and 3.3% of Account GIS's aggregate brokerage commissions paid to such brokers during 1999. The percentage of the Account GIS's aggregate dollar amount of transactions involving the payment of commissions effected through Salomon Smith Barney and Robinson Humphrey was 2.4% and 2.9% respectively.

        The total brokerage commissions paid by Account TGIS for the fiscal years ended December 31, 1997, 1998 and 1999 were $235,144, $348,258 and
$147,504, respectively. For the fiscal year ended December 31, 1999, portfolio transactions in the amount of $113,417,544 were directed to certain brokers because of research services, of which $123,976 were paid in commissions with respect to these transactions. Commissions in the amount of $2,980 and $3,409 were paid to Salomon Smith Barney Inc. and The Robinson Humphrey Company, Inc., respectively, both affiliates of TIMCO, which equals, for each, 2.0% and 2.3% of Account TGIS's aggregate brokerage commissions paid to such brokers during 1999. The percentage of the Account TGIS's aggregate dollar amount of transactions involving the payment of commissions effected through Salomon Smith Barney and Robinson Humphrey was 1.9% and 2.3% respectively.

        The total brokerage commissions paid by Account TAS for the fiscal years ended December 31, 1997, 1998 and 1999 were $168,647, $259,177 and $165,806, respectively. For the fiscal year ended December 31, 1999, portfolio transactions in the amount of $87,771,361 were directed to certain brokers because of research services, of which $130,314 were paid in commissions with respect to these transactions. Commissions in the amount of $5,735 and $8,020 were paid to Salomon Smith Barney Inc. and The Robinson Humphrey Company, Inc., respectively, both affiliates of TIMCO, which equals, for each, 3.5% and 4.8% of Account TAS's aggregate brokerage commissions paid to such brokers during 1999. The percentage of the Account TAS's aggregate dollar amount of transactions involving the payment of commissions effected through Salomon Smith Barney and Robinson Humphrey was 3.4% and 3.9%, respectively.

        No formulas were used in placing portfolio transactions with brokers who provided research services, and no specific amount of transactions was allocated for research services.


                                      TAMIC

        Investment advice and management for TAMIC's clients (Accounts GIS, QB, MM and TB) are furnished in accordance with their respective investment objectives and policies and investment decisions for the Accounts will be made independently from those of any other accounts managed by TAMIC. However, securities owned by Accounts GIS, QB, MM or TB may also be owned by other clients and it may occasionally develop that the same investment advice and decision for more than one client is made at the same time. Furthermore, it may develop that a particular security is bought or sold for only some clients even though it might be held or bought or sold for other clients, or that a particular security is bought for some clients when other clients are selling the security. When two or more accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula which is equitable to each account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as Accounts GIS, QB, MM or TB are concerned. In other cases, however, it is believed that the ability of the accounts to participate in volume transactions will produce better executions for the accounts.

BROKERAGE

        Subject to approval of the Board of Managers, it is the policy of TAMIC, in executing transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to Accounts QB and TB, involving both price paid or received and any commissions and other cost paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by TAMIC under its Investment Advisory Agreements. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among Accounts QB and TB and other clients of TAMIC who may indirectly benefit from the availability of such information. Similarly, Accounts QB and TB may indirectly benefit from information made available as a result of transactions for such clients.

        Purchases and sales of bonds and money market instruments will usually be principal transactions and will normally be purchased directly from the issuer or from the underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from the underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, Accounts GIS, QB and TB will deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees will be incurred in connection with futures transactions, and Accounts QB and TB will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

        TAMIC may follow a policy of considering the sale of units of Account QB and TB a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

        The policy of TAMIC with respect to brokerage is and will be reviewed by the Board of Managers periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

        There were no brokerage commissions paid by Account QB for the fiscal years ended December 31, 1997, 1998 and 1999. For the fiscal year ended December 31, 1999, no portfolio transactions were directed to certain brokers because of research services.

        There were no brokerage commissions paid by Account TB for the fiscal years ended December 31, 1997, 1998 and 1999. For the fiscal year ended December 31, 1999, no portfolio transactions were directed to certain brokers because of research services.

PORTFOLIO TRANSACTIONS

        Subject to the general supervision of the Board of Managers, TAMIC is responsible for the investment decisions and the placement of orders for portfolio transactions of Account MM. Portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter, and transactions with dealers normally reflect the spread between the bid and asked prices. TAMIC seeks to obtain the best net price and most favorable execution of orders for the purchase and sale of portfolio securities.

CODE OF ETHICS. Pursuant to Rule 17j-1 of the 1940 Act, the Funds, their investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interest of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personnel securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

                               VALUATION OF ASSETS

The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

        When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available are value by management at prices which it deems in good faith to be fair.

        Short term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued at amortized cost which approximates market.


                              NET INVESTMENT FACTOR

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an investment alternative from one Valuation Period to the next. The net investment factor is determined by dividing (a) by (b) and adding (c) to the result where:

        (a) is the net result of the Valuation Period's investment income (including, in the case of assets invested in an underlying mutual fund, distributions whose ex-dividend date occurs during the Valuation Period), PLUS capital gains and losses (whether realized or unrealized), LESS any deduction for applicable taxes (presently zero);

        (b) is the value of the assets at the beginning of the Valuation Period (or, in the case of assets invested in an underlying mutual fund, value is based on the net asset value of the mutual fund);

        (c) is the net result of 1.000, LESS the Valuation Period deduction for the insurance charge, LESS the applicable deduction for the investment advisory fee, and in the case of Accounts TGIS, TSB, TAS and TB, LESS the applicable deduction for market timing fees (the deduction for the investment advisory fee is not applicable in the case of assets invested in an Underlying Fund, since the fee is reflected in the net asset value of the fund).

        The net investment factor may be more or less than one.

ACCUMULATION UNIT VALUE. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the business day just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

        The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

        Federal tax law generally requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

        Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

        If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

        Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

        The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

        To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

        The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE Plan IRA Form

        Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

        Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

        Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

        Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

        Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING

        The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

    There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

    (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

    (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

    (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

        A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.  OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

    To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3.  PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
    YEAR)

    The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2000, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $14,850 or less per year, will generally be exempt from periodic withholding.

        Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

        Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.


                             PERFORMANCE INFORMATION


        From time to time, the Company may advertise several types of historical performance for Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and the Funding Options of Fund U.

        STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to an Account or Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for contracts sold under the Prospectus to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time. For Accounts TGIS, TSB, TAS and TB, market timing fees are included in expenses in the calculation of performance for periods on or after May 1, 1990, the date on which the market timing fee became a charge against the daily assets of the timed accounts. The performance for periods prior to May 1, 1990 does not reflect the deduction of the market-timing fee.

        NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

        For funding options that were in existence before they became available under Fund U, the nonstandardized average total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held available under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

        TOTAL RETURN QUOTATIONS FOR TIMED ACCOUNTS. Because Accounts TGIS, TSB, TAS and TB are primarily available to Contract Owners who have entered into third party market timing services agreements, the Accounts may experience wide fluctuations in assets over a given time period. Consequently, performance data computed according to both the standardized and nonstandardized methods for Accounts TGIS, TSB, TAS and TB may not always be useful in evaluating the performance of these Accounts. In addition, performance data for Accounts TGIS, TSB, TAS and TB alone will not generally be useful to the purchase of evaluating the performance of a market timing strategy that uses these Accounts.

        GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund U and the Funding Options.

        Average annual total returns of each managed Separate Account computed according to the standardized and non-standardized methods for the periods ended December 31, 1999 are set forth in the following tables.

                                                TRAVELERS UNIVERSAL ANNUITY
                                      STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99
----------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                             1 Year           5 Year            10 Year (or inception)
----------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                   25.43%              -              28.53%          2/13/95
----------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                           -6.59%           18.77%            13.69%           6/1/93
----------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                29.83%            9.07%             9.31%          5/18/93
----------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                  25.69%           16.14%            13.27%          5/17/93
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                           46.41%           38.25%            22.60%
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                 16.45%              -              -0.38%           5/8/98
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                    13.93%           25.89%            17.50%          1/28/92
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                        -0.16%           16.41%            14.34%          7/21/93
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               30.54%           27.55%            19.10%          1/28/92
----------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio                 60.44%              -              18.28%          2/17/95
----------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                      -6.27%              -              14.28%          2/24/95
----------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)              9.23%           23.38%            16.13%           5/1/92
----------------------------------------------------------------------------------------------------------------------------
Templeton Global Stock Fund                                 22.31%           15.33%            13.46%          1/27/92
----------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                6.89%              -               6.68%           5/8/98
----------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                          -6.42%           13.29%            11.21%           2/4/94
----------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund                 4.13%              -              -1.77%           5/1/98
----------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                -4.94%            4.87%             3.48%           6/1/93
----------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                        -8.91%            5.77%             4.43%           6/1/93
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                           1.64%            8.60%             9.10%          2/14/92
----------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                         -5.30%              -               4.08%           3/3/95
----------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                          -3.85%              -               6.55%           3/6/95
----------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Fund                                 -11.84%            3.05%             3.08%          1/28/92
----------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                             -2.05%            9.45%             7.94%
----------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio             -10.23%            6.19%             4.71%          1/28/92
----------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                      4.54%           13.41%            10.79%          1/28/92
----------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                  -3.81%              -              12.29%          2/17/95
----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                      16.15%           14.88%            12.51%          1/27/92
----------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                               7.63%            17.27%           11.20%
----------------------------------------------------------------------------------------------------------------------------


THE INCEPTION DATE USED TO CALCULATE STANDARDIZED PERFORMANCE IS BASED ON THE DATE THAT THE INVESTMENT OPTION BECAME ACTIVE UNDER THE PRODUCT.

                           TRAVELERS UNIVERSAL ANNUITY
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

                                                               CUMULATIVE RETURNS
                                                        -----------------------------------------
                                                         YTD     1 YR     3YR     5YR    10YR
-------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                               30.62%   30.62% 112.16% 260.93%       -
-------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                       -1.52%   -1.52%  46.19% 143.29%       -
-------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund            35.02%   35.02%  28.62%  60.66%       -
-------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund              30.88%   30.88%  54.11% 117.99%       -
-------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                       51.62%   51.62% 201.53% 414.12% 690.55%
-------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                             21.63%   21.63%  34.26%  97.59%       -
-------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                19.11%   19.11%  98.06% 223.74% 350.18%
-------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                     5.01%    5.01%  46.47% 120.52% 241.41%
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                           35.74%   35.74% 128.05% 245.33% 443.82%
-------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio             65.66%   65.66%  76.52% 125.31%       -
-------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                  -1.18%   -1.18%  34.05% 108.41%       -
-------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)         14.40%   14.40%  87.85% 193.20%       -
-------------------------------------------------------------------------------------------------
Templeton Global Stock Fund                             27.50%   27.50%  40.87% 110.66% 214.96%
-------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio           12.06%   12.06%       -       -       -
-------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                      -1.32%   -1.32%  42.57%  93.19%       -
-------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund             9.31%    9.31%       -       -       -
-------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund             0.24%    0.24%  14.01%  32.92%       -
-------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                    -3.95%   -3.95%  14.46%  38.47%       -
-------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                       6.81%    6.81%  17.28%  57.31% 185.53%
-------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                     -0.15%   -0.15%   5.58%  30.83%       -
-------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                       1.32%    1.32%  13.01%  48.52%       -
-------------------------------------------------------------------------------------------------
Templeton Global Bond Fund                              -7.04%   -7.04%  -0.39%  22.19%  58.12%
-------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                          3.13%    3.13%  24.93%  63.34% 124.96%
-------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio          -5.34%   -5.34%  14.61%  41.15%       -
-------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                  9.71%    9.71%  48.54%  94.18% 203.34%
-------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                               1.36%    1.36%  33.78%  87.72%       -
-------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  21.34%   21.34%  45.48% 106.68% 201.56%
-------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                          12.81%   12.81%  62.10% 128.63% 201.20%
-------------------------------------------------------------------------------------------------


                                                                AVERAGE ANNUAL RETURNS
                                                        ----------------------------------------
                                                         3YR      5YR    10YR   Inception*
------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                28.50%  29.25%      -  27.15% 6/20/94
------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                        13.49%  19.45%      -  14.08%  5/1/93
------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund              8.75%   9.94%      -   9.90%  5/1/93
------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund               15.51%  16.86%      -  13.76%  5/1/93
------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                        44.47%  38.72% 22.95%  14.23% 5/16/83
------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                              10.32%  14.58%      -  34.05% 8/31/90
------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                 25.58%  26.47% 16.23%  16.00% 9/30/89
------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                     13.57%  17.13% 13.06%  12.36% 10/9/86
------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                            31.63%  28.11% 18.44%  17.29% 10/9/86
------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio              20.85%  17.63%      -  14.84% 6/20/94
------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                   10.26%  15.81%      -  13.80% 6/20/94
------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)          23.39%  23.99%      -  16.61%  5/1/92
------------------------------------------------------------------------------------------------
Templeton Global Stock Fund                              12.10%  16.06% 12.15%  12.09% 8/31/88
------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                 -       -      -  21.87%  4/1/97
------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                       12.55%  14.07%      -  11.90%  2/4/94
------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund                  -       -      -   1.39%  5/1/98
------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund              4.47%   5.85%      -   4.25%  5/1/93
------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                      4.60%   6.72%      -   5.15%  5/1/93
------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                        5.46%   9.48% 11.06%   9.52% 9/19/85
------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                       1.83%   5.52%      -   5.13% 6/20/94
------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                        4.16%   8.02%      -   7.17% 6/22/94
------------------------------------------------------------------------------------------------
Templeton Global Bond Fund                               -0.13%   4.09%  4.69%   4.82% 8/31/88
------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                           7.70%  10.31%  8.44%   7.89% 5/16/83
------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio            4.65%   7.13%      -   5.39% 1/28/92
------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                  14.10%  14.19% 11.73%  11.39%  9/6/89
------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                               10.19%  13.42%      -  11.61% 6/20/94
------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                   13.31%  15.62% 11.66%  11.55% 8/31/88
------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                           17.47%  17.97% 11.65%  10.20% 5/16/83
------------------------------------------------------------------------------------------------


                                                         CALENDAR YEAR RETURNS
                                                        ------------------------
                                                        1998    1997    1996
--------------------------------------------------------------------------------
STOCK ACCOUNTS:
--------------------------------------------------------------------------------
Alliance Growth Portfolio                               27.43%  27.47%  27.77%
--------------------------------------------------------------------------------
American Odyssey Core Equity Fund                       14.11%  30.09%  21.61%
--------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund            -9.79%   5.59%  -4.36%
--------------------------------------------------------------------------------
American Odyssey International Equity Fund              13.47%   3.76%  20.36%
--------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                       59.63%  24.58%  26.60%
--------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                             -4.27%  15.31%  15.15%
--------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                26.62%  31.32%  21.00%
--------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                    10.24%  26.52%  12.85%
--------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                           37.76%  21.95%  13.27%
--------------------------------------------------------------------------------
Smith Barney International Equity Portfolio              5.14%   1.35%  16.18%
--------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                   8.46%  25.07%  18.31%
--------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)         30.63%  25.70%  18.47%
--------------------------------------------------------------------------------
Templeton Global Stock Fund                              0.00%  10.49%  20.89%
--------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio           15.49%       -       -
--------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                      16.77%  23.74%   6.12%
--------------------------------------------------------------------------------
BOND ACCOUNTS:
--------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund                 -       -       -
--------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund             7.13%   6.17%   2.63%
--------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                     7.69%  10.66%   0.04%
--------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                      -5.52%  16.21%  12.61%
--------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                     -0.58%   6.36%   6.89%
--------------------------------------------------------------------------------
Smith Barney High Income Portfolio                      -0.80%  12.44%  11.75%
--------------------------------------------------------------------------------
Templeton Global Bond Fund                               5.84%   1.23%   8.08%
--------------------------------------------------------------------------------
Travelers High Yield Bond Trust                          5.23%  15.12%  14.60%
--------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio           8.84%  11.24%   0.18%
--------------------------------------------------------------------------------
BALANCED ACCOUNTS:
--------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                 13.62%  19.15%  13.17%
--------------------------------------------------------------------------------
MFS Total Return Portfolio                              10.28%  19.69%  13.02%
--------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                   5.09%  14.09%  17.38%
--------------------------------------------------------------------------------
Travelers Managed Assets Trust                          19.94%  19.81%  12.36%
--------------------------------------------------------------------------------

*The inception date reflects the date the underlying fund began operating.

                           TRAVELERS UNIVERSAL ANNUITY
                            MANAGED SEPARATE ACCOUNTS
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99


------------------------------------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS:                                  1 Year           5 Year       10 Year or Inception*   Inception Date*
------------------------------------------------------------------------------------------------------------------------------------
Travelers Growth and Income Stock Account                   16.54%           27.06%               15.63%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Account                              -4.39%            5.36%                5.84%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Account                              -1.46%            3.00%                3.24%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Timed Growth and Income Stock Account             15.77%           25.05%               13.71%               (1/88)
------------------------------------------------------------------------------------------------------------------------------------
Travelers Timed Short-Term Bond Account                     -2.72%            1.93%                2.11%              (11/87)
------------------------------------------------------------------------------------------------------------------------------------
Travelers Timed Aggressive Stock Account                     9.03%           19.91%               13.56%              (12/87)
------------------------------------------------------------------------------------------------------------------------------------

* The inception date used to calculate standardized performance is based on the date that the investment option became active under the Separate Account.



                           TRAVELERS UNIVERSAL ANNUITY
                            MANAGED SEPARATE ACCOUNTS
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

                                                                     CUMULATIVE RETURNS
                                                             -----------------------------------
                                                              1 Year  3 Years  5 Years 10 Years
------------------------------------------------------------------------------------------------
Travelers Growth and Income Stock Account                     21.73%  106.10% 238.80%  342.35%
------------------------------------------------------------------------------------------------
Travelers Quality Bond Account                                 0.78%   14.83%  35.92%   85.68%
------------------------------------------------------------------------------------------------
Travelers Money Market Account                                 3.72%   12.32%  21.92%   45.99%
------------------------------------------------------------------------------------------------
Travelers Timed Growth and Income Stock Account               20.72%   98.65% 218.33%  272.74%
------------------------------------------------------------------------------------------------
Travelers Timed Short-Term Bond Account                        2.46%    8.20%  13.94%   28.18%
------------------------------------------------------------------------------------------------
Travelers Timed Aggressive Stock Account                      11.87%   66.61% 156.20%  267.74%
------------------------------------------------------------------------------------------------


                                                                        AVERAGE ANNUAL RETURNS
                                                             ----------------------------------------------
                                                              3 Years  5 Years 10 Years Inception*
-----------------------------------------------------------------------------------------------------------
Travelers Growth and Income Stock Account                      27.26%  27.62%   16.02%    13.73% (5/16/83)
-----------------------------------------------------------------------------------------------------------
Travelers Quality Bond Account                                  4.72%   6.33%    6.38%     7.36% (5/16/83)
-----------------------------------------------------------------------------------------------------------
Travelers Money Market Account                                  3.95%   4.04%    3.85%     5.05% (5/16/83)
-----------------------------------------------------------------------------------------------------------
Travelers Timed Growth and Income Stock Account                25.69%  25.57%   14.05%    15.10%   (1/88)
-----------------------------------------------------------------------------------------------------------
Travelers Timed Short-Term Bond Account                         2.66%   2.60%    2.51%     3.25%  (11/87)
-----------------------------------------------------------------------------------------------------------
Travelers Timed Aggressive Stock Account                       18.55%  20.32%   13.90%    13.06%  (12/87)
-----------------------------------------------------------------------------------------------------------


                                                                CALENDAR YEAR RETURNS
                                                             --------------------------
                                                               1998      1997     1996
---------------------------------------------------------------------------------------
Travelers Growth and Income Stock Account                      28.73%   31.52%   21.37%
---------------------------------------------------------------------------------------
Travelers Quality Bond Account                                  6.90%    6.58%    3.38%
---------------------------------------------------------------------------------------
Travelers Money Market Account                                  4.03%    4.10%    3.94%
---------------------------------------------------------------------------------------
Travelers Timed Growth and Income Stock Account                26.72%   29.80%   20.03%
---------------------------------------------------------------------------------------
Travelers Timed Short-Term Bond Account                         2.71%    2.81%    2.07%
---------------------------------------------------------------------------------------
Travelers Timed Aggressive Stock Account                       15.27%   29.19%   16.43%
---------------------------------------------------------------------------------------

* The inception date is the date that the underlying fund commenced operations

                   TRAVELERS UNIVERSAL ANNUITY CHART PROGRAM
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99


                                                                            ----------------------------------
                                                                              1 YR    5 YR  10 YR or Inception
 -------------------------------------------------------------------------------------------------------------
 STOCK ACCOUNTS:
 -------------------------------------------------------------------------------------------------------------
 American Odyssey Core Equity Fund                                           -7.78%     -    12.16%  6/1/1993
 -------------------------------------------------------------------------------------------------------------
 American Odyssey Emerging Opportunities Fund                                28.20%     -     7.93%  5/18/1993
 -------------------------------------------------------------------------------------------------------------
 American Odyssey International Equity Fund                                  24.08%     -    11.78%  5/17/1993
 -------------------------------------------------------------------------------------------------------------
 BOND ACCOUNTS
 -------------------------------------------------------------------------------------------------------------
 American Odyssey Global High -Yield Bond Fund                               2.78%      -    -3.14%  5/1/1998
 -------------------------------------------------------------------------------------------------------------
 American Odyssey Intermediate-Term Bond Fund                                -6.12%     -     2.10%  6/1/1993
 -------------------------------------------------------------------------------------------------------------
 American Odyssey Long-Term Bond Fund                                       -10.04%     -     3.02%  6/1/1993
 -------------------------------------------------------------------------------------------------------------



                   TRAVELERS UNIVERSAL ANNUITY CHART PROGRAM
               NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

                                                        CUMULATIVE RETURNS                    AVERAGE ANNUAL RETURNS
                                                ----------------------------------------- ----------------------------------------
                                                  YTD     1 YR     3YR      5YR    10YR     3YR      5YR    10YR  Inception
----------------------------------------------------------------------------------------- ----------------------------------------
STOCK ACCOUNTS                                                                                                        `
----------------------------------------------------------------------------------------- ----------------------------------------
American Odyssey Core Equity Fund               -2.76%   -2.76%  40.75%   128.44%    -     12.07%  17.94%    -    12.64%   5/1/93
----------------------------------------------------------------------------------------- ----------------------------------------
American Odyssey Emerging Opportunities Fund    33.41%   33.41%  23.96%    51.03%    -      7.42%   8.59%    -     8.58%   5/1/93
----------------------------------------------------------------------------------------- ----------------------------------------
American Odyssey International Equity Fund      29.30%   29.30%  48.47%   104.85%    -     14.08%  15.40%    -    12.34%   5/1/93
----------------------------------------------------------------------------------------- ----------------------------------------
BOND ACCOUNTS
----------------------------------------------------------------------------------------- ----------------------------------------
American Odyssey Global High -Yield Bond Fund    7.96%   7.96%      -        -       -       -        -      -     0.08%   5/1/98
----------------------------------------------------------------------------------------- ----------------------------------------
American Odyssey Intermediate-Term Bond Fund    -1.01%   -1.01%   9.82%   24.87%     -     3.17%    4.54%    -     2.93%   5/1/93
----------------------------------------------------------------------------------------- ----------------------------------------
American Odyssey Long-Term Bond Fund            -5.14%   -5.14%  10.24%   30.08%     -     3.30%    5.39%    -     3.83%   5/1/93
----------------------------------------------------------------------------------------- ----------------------------------------

                                                 CALENDAR YEAR RETURNS
                                                ------------------------
                                                 1998     1997   1996
------------------------------------------------------------------------
STOCK ACCOUNTS
------------------------------------------------------------------------
American Odyssey Core Equity Fund               -2.76%  12.68%  28.46%
------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund    33.41% -10.90%   4.28%
------------------------------------------------------------------------
American Odyssey International Equity Fund      29.30%  12.06%   2.47%
------------------------------------------------------------------------
BOND ACCOUNTS
------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund    7.96%     -       -
------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund    -1.01%   5.80%   4.85%
------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund            -5.14%   6.35%   9.28%
------------------------------------------------------------------------

                              THE BOARD OF MANAGERS

        The investments and administration of each of the Separate Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts GIS, QB, MM, TGIS, TSB, TAS and TB are elected annually by those Contract Owners participating in the Separate Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO, TAMIC or their affiliates.

                             TRUSTEES AND OFFICERS

Under Massachusetts law, the Fund's Board has absolute and exclusive control over the management and disposition of all the Fund's assets. Subject to the provisions of its Declaration of Trust, the Fund's business and affairs are managed by the trustees or other parties so designated by the trustees. The Fund's trustees and officers are listed below.

Name and Position
   With the Fund                Principal Occupation During Last Five Years
----------------                -------------------------------------------
*Heath B. McLendon           Managing Director (1993-present), Salomon Smith Barney, Inc.
 Chairman and Trustee        ("Salomon Smith Barney"); President and Director (1994-present),
 7 World Trade Center        SSB Citi Fund Management LLC; (successor to SSBC Fund Management
 New York, NY                Inc.); Director and President (1996-present),
 Age 66                      Travelers Investment Adviser, Inc.; Chairman and Director of sixty investment companies associated with Salomon Smith Barney; Trustee
                             (1999) of 6 Trusts of Citifunds' family of Trusts; Trustee, Drew
                             University; Advisory Director, M&T Bank; Board of Managers, seven
                             Variable Annuity Separate Accounts of The Travelers Insurance
                             Company+; Chairman, Board of Trustees, five Mutual Funds sponsored by The Travelers Insurance Company++; prior to July 1993, Senior
                             Executive Vice President of Shearson Lehman Brothers Inc.

 Knight Edwards              Of Counsel (1988-present), Partner (1956-1988), Edwards & Angell,
 Trustee                     Attorneys; Member, Advisory Board (1973-1994), thirty-one
 154 Arlington Avenue        mutual funds sponsored by Keystone Group, Inc.; Member, Board of
 Providence, RI              Managers, seven Variable Annuity Separate Accounts of The
 Age 76                      Travelers Insurance Company+; Trustee, five Mutual Funds
                             sponsored by The Travelers Insurance Company.++

 Robert E. McGill, III       Retired manufacturing executive. Director (1983-1995), Executive
 Trustee                     Vice President (1989-1994) and Senior Vice President, Finance and
 295 Hancock Street          Administration (1983-1989), The Dexter Corporation (manufacturer
 Williamstown, MA            of specialty chemicals and materials); Vice Chairman (1990-1992),
 Age 68                      Director (1983-1995), Life Technologies, Inc. (life
                             science/biotechnology products); Director, (1994-1999), The
                             Connecticut Surety Corporation (insurance); Director
                             (1995-present), Chemfab Corporation (specialty materials
                             manufacturer); Director (1999-present), Ravenwood Winery, Inc.;
                             Director (1999-present), Lydall Inc. (manufacturer of fiber materials); Member, Board of Managers, seven Variable Annuity
                             Separate Accounts of The Travelers Insurance Company+; Trustee,
                             five Mutual Funds sponsored by The Travelers Insurance Company.++

 Lewis Mandell               Dean, School of Management (1998-present), University at Buffalo;
 Trustee                     Dean, College of Business Administration (1995-1998), Marquette
 160 Jacobs Hall             University; Professor of Finance (1980-1995) and Associate Dean
 Buffalo, NY                 (1993-1995), School of Business Administration, and Director,
 Age 57                      Center for Research and Development in Financial Services
                             (1980-1995), University of Connecticut; Director (2000-present),
                             Delaware North Corp. (hospitality business); Director
                             (1992-present), GZA Geoenvironmental Tech, Inc. (engineering services); Member, Board of Managers, seven Variable Annuity
                             Separate Accounts of The Travelers Insurance Company+; Trustee,
                             five Mutual Funds sponsored by The Travelers Insurance Company.++

Name and Position

   With the Fund                           Principal Occupation During Last Five Years
----------------                           -------------------------------------------
  Frances M. Hawk,           Private Investor, (1997-present); Portfolio Manager (1992-1997, HLM
  CFA, CFP                   Management Company, Inc. (investment management); Assistant Treasurer,
  Trustee                    Pensions and Benefits.  Management (1989-1992), United Technologies
  28 Woodland Street         Corporation (broad-based designer and manufacturer of high technology
  Sherborn,  MA              products); Member, Board of Managers, seven Variable Annuity Separate
  Age 52                     Accounts of The Travelers Insurance Company+; Trustee, five Mutual
                             Funds sponsored by The Travelers Insurance Company.++


  Ernest J. Wright           Vice President and Secretary (1996-present), Assistant Secretary
  Secretary to the Board     (1994-1996), Counsel (1987-present), The Travelers Insurance
  One Tower Square           Company; Secretary, Board of Managers, seven Variable Annuity
  Hartford, Connecticut      Separate Accounts of The Travelers Insurance Company+; Secretary,
  Age 59                     Board of Trustees, five Mutual Funds sponsored by The Travelers
                             Insurance Company.++


  Kathleen A. McGah          Deputy General Counsel (1999 - present); Assistant Secretary
  Assistant Secretary to     (1995-present), The Travelers Insurance Company; Assistant Secretary,
  The Board                  Board of Managers, seven Variable Annuity Separate Accounts of The
  One Tower Square           Travelers Insurance Company+; Assistant Secretary, Board of Trustees,
  Hartford, Connecticut      five Mutual Funds sponsored by The Travelers Insurance Company.++
  Age 49                     Prior to January 1995, Counsel, ITT Hartford Life Insurance Company.

  David A. Golino            Vice President (1999-present), Second Vice President (1996-1999), The
  Principal Accounting       Travelers Insurance Company; Principal Accounting Officer, seven
  Officer                    Variable Annuity Separate Accounts of The Travelers Insurance
  To the Board               Company.+  Prior to May 1996, Senior Manager, Deloitte & Touche LLP.
  One Tower Square
  Hartford, Connecticut
  Age 38

+ These seven Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and The Travelers Timed Bond Account for Variable Annuities.

++ These five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

     * Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney Inc., an indirect wholly owned subsidiary of Citigroup Inc. and also owns shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

        The Company is responsible for payment of the fees and expenses of the Board of Managers, and the expenses of audit of the Separate Accounts, as well as other expenses for services related to the operations of the accounts, for which it deducts certain amounts from purchase payments and from the accounts.

        Members of the Board of Managers who are also officers or employees of Citigroup Inc. or its subsidiaries are not entitled to any fee. Members of the Board of Managers who are not affiliated as employees of Citigroup Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the seven Variable Annuity Separate Accounts established by The Travelers Insurance Company and the five Mutual Funds sponsored by The Travelers Insurance Company. They also receive an aggregate fee of $2,500 for each meeting of such Boards attended. Board Members with 10 years of service may agree to provide services as emeritus director at age 72 or upon reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees if attended.

                            PRINCIPAL UNDERWRITER

        CFBDS, Inc. serves as principal underwriter for Fund U and each Separate Account. The offering is continuous. CFBDS, Inc.'s principal executive offices are located at 21 Milk Street, Boston, MA 02116. CFBDS is not affliated with the Company or Fund U or each Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker dealer, may become the principal underwriter for the Contracts during the year 2000.

              DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

        Under the terms of the Distribution and Principal Underwriting Agreement among Fund U and each Separate Account, CFBDS and the Company, CFBDs acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses CFBDS for certain sales and overhead expenses connected with sales functions.

                           ADMINISTRATIVE SERVICES

        Under the terms of an Administrative Services Agreement and Agreement to Provide Guarantees (formerly the Distribution and Management Agreement) between each Separate Account and the Company, the Company provides all administrative services and mortality and expense risk guarantees related to variable annuity contracts issued by the Company in connection with the Separate Accounts and assumes the risk of minimum death benefits, as applicable. The Company also pays all sales costs (including costs associated with the preparation of sales literature); all costs of qualifying the Separate Accounts and the variable annuity contracts with regulatory authorities; the costs of proxy solicitation; all custodian, accountants' and legal fees; and all compensation paid to the unaffiliated members of the Board of Managers. In addition, under the terms of the Administrative Services Agreement and Agreement to Provide Guarantees between the Company and Accounts TGIS, TSB, TAS and TB, the Company deducts amounts necessary to pay fees to third-party registered investment advisers which provide market timing investment advisory services to Contract Owners in those accounts and, in turn, pays such fees to the registered investment advisers. The Company also provides without cost to the Separate Accounts all necessary office space, facilities, and personnel to manage its affairs.

        The Company received the following amounts from the Separate Accounts in each of the last three fiscal years for services provided under the Administrative Services Agreement and Agreement to Provide Guarantees:

          SEPARATE ACCOUNT         1999               1998               1997
          ----------------                            ----               ----
               GIS           $12,365,601        $ 9,908,196        $ 7,623,733
               QB            $ 1,998,726        $ 2,069,452        $ 2,144,373
               MM            $ 1,876,534        $ 1,489,538        $ 1,296,431
               U             $92,724,337        $76,905,285        $60,630,629
               TGIS          $ 1,723,168        $ 1,966,228        $ 2,750,311
               TSB           $ 2,525,763        $ 2,222,330        $ 1,092,109
               TAS           $   773,987        $ 1,063,785        $ 1,191,956
               TB            $         0        $         0        $    32,789


                              SECURITIES CUSTODIAN

        Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York, is the custodian of the portfolio securities and similar investments of Accounts GIS, QB, MM, TGIS, TSB, TAS and TB.


                             INDEPENDENT ACCOUNTANTS

        Financial statements as of and for the year ended December 31, 1999 of Accounts GIS, QB, MM, TGIS, TSB, and TAS, included in the Annual Reports (for each) incorporated by reference in this SAI, have been incorporated herein in reliance on the reports of KPMG LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing. These financial statements include prior period amounts which were audited by other independent accountants.

        The consolidated financial statements of The Travelers Insurance Company and subsidiaries as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, included herein, and the financial statements of Fund U as of and for the year ended December 31, 1999, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

                           TRAVELERS INSURANCE COMPANY

ANNUAL REPORT
DECEMBER 31, 1999










     THE TRAVELERS FUND U
     FOR VARIABLE ANNUITIES




[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

ASSETS:
  Investments in eligible funds at market value:
    American Odyssey Funds, Inc., 102,766,453 shares (cost $1,320,353,464) ..............       $1,549,254,402
    Capital Appreciation Fund, 12,052,818 shares (cost $600,862,985) ....................        1,311,346,582
    Dreyfus Stock Index Fund, 16,267,862 shares (cost $403,900,755) .....................          625,499,282
    Dreyfus Variable Investment Fund, 141,025 shares (cost $8,083,668) ..................            9,355,569
    Fidelity's Variable Insurance Products Fund, 51,377,716 shares (cost $1,176,630,438)         1,866,720,234
    Fidelity's Variable Insurance Products Fund II, 24,367,451 shares (cost $369,556,816)          454,940,310
    High Yield Bond Trust, 2,701,581 shares (cost $25,338,169) ..........................           25,583,973
    Managed Assets Trust, 14,721,423 shares (cost $222,429,022) .........................          310,916,460
    Templeton Variable Products Series Fund, 27,742,986 shares (cost $529,532,725) ......          651,517,708
    The Travelers Series Trust, 7,643,703 shares (cost $115,155,969) ....................          131,722,007
    Travelers Series Fund Inc., 10,108,813 shares (cost $186,978,857) ...................          237,538,986
                                                                                                --------------

      Total Investments (cost $4,958,822,868) ...........................................                          $7,174,395,513

  Receivables:
    Purchase payments and transfers from other Travelers accounts .......................                               7,359,257
   Other assets .........................................................................                                  13,643
                                                                                                                   --------------

      Total Assets ......................................................................                           7,181,768,413
                                                                                                                   --------------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Travelers accounts .......................                              11,024,478
    Insurance charges ...................................................................                               2,181,403
  Accrued liabilities ...................................................................                                   5,947
                                                                                                                   --------------

    Total Liabilities ...................................................................                              13,211,828
                                                                                                                   --------------

NET ASSETS:                                                                                                        $7,168,556,585
                                                                                                                   ==============



                        See Notes to Financial Statements

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
   Dividends ..................................................................                      $  442,165,724

EXPENSES:
   Insurance charges ..........................................................                          79,327,353
                                                                                                     ---------------
     Net investment income ....................................................                         362,838,371
                                                                                                     ---------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) from investment transactions:
     Proceeds from investments sold ...........................................   $  724,840,180
     Cost of investments sold .................................................      618,721,402
                                                                                  ---------------
       Net realized gain (loss) ...............................................                         106,118,778

   Change in unrealized gain (loss) on investments:
     Unrealized gain at December 31, 1998 .....................................    1,383,867,788
     Unrealized gain at December 31, 1999 .....................................    2,215,572,645
                                                                                  ---------------
       Net change in unrealized gain (loss) for the year ......................                         831,704,857
                                                                                                     ---------------
         Net realized gain (loss) and change in unrealized gain (loss).........                         937,823,635
                                                                                                     ---------------
   Net increase in net assets resulting from operations .......................                      $1,300,662,006
                                                                                                     ===============


                        See Notes to Financial Statements

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                                              1999                      1998
                                                                                              ----                      ----
OPERATIONS:
  Net investment income ........................................................        $   362,838,371          $   301,541,256
  Net realized gain (loss) from investment transactions ........................            106,118,778              125,559,194
  Net change in unrealized gain (loss) on investments ..........................            831,704,857              427,505,080
                                                                                        ----------------         ----------------

    Net increase in net assets resulting from operations .......................          1,300,662,006              854,605,530
                                                                                        ----------------         ----------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 297,874,773 and 372,315,281 units, respectively).............            758,823,301              788,454,196
  Participant transfers from other Travelers accounts
    (applicable to 377,053,591 and 481,886,548 units, respectively).............          1,069,251,529              991,422,546
  Administrative and asset allocation charges
    (applicable to 11,186,839 and 11,515,000 units, respectively)...............            (21,676,748)             (20,522,746)
  Contract surrenders
    (applicable to 231,915,651 and 168,802,399 units, respectively).............           (578,809,057)            (364,757,379)
  Participant transfers to other Travelers accounts
    (applicable to 511,738,836 and 504,720,342 units, respectively).............         (1,230,265,377)          (1,021,491,251)
  Other payments to participants
    (applicable to 6,311,271 and 4,642,537 units, respectively).................            (16,624,427)             (10,989,089)
                                                                                        ----------------         ----------------

    Net increase (decrease) in net assets resulting from unit transactions......            (19,300,779)             362,116,277
                                                                                        ----------------         ----------------

      Net increase in net assets ...............................................          1,281,361,227            1,216,721,807

NET ASSETS:
  Beginning of year ............................................................          5,887,195,358            4,670,473,551
                                                                                        ----------------         ----------------

  End of year ..................................................................        $ 7,168,556,585          $ 5,887,195,358
                                                                                        ================         ================




                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Fund U for Variable Annuities ("Fund U") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund U is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund U is comprised of the Universal Annuity product.

    Participant purchase payments applied to Fund U are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1999, the eligible funds available under Fund U were:
    Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; U.S. Government Securities Portfolio, Social Awareness Stock Portfolio, Utilities Portfolio and Disciplined Mid Cap Stock Portfolio of The Travelers Series Trust; American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Global High-Yield Bond Fund, of American Odyssey Funds, Inc.; Alliance Growth Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Cap Value Portfolio, Putnam Diversified Income Portfolio and MFS Total Return Portfolio of Travelers Series Fund Inc. (all of which are managed by affiliates of The Travelers); Templeton Bond Fund (Class 1), Templeton Stock Fund (Class 1) and Templeton Asset Allocation Fund (Class 1) of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; Dreyfus Stock Index Fund; and Small Cap Portfolio of Dreyfus Variable Investment Fund. All of the funds are Massachusetts business trusts, except for American Odyssey Funds, Inc., Dreyfus Stock Index Fund and Travelers Series Fund Inc. which are incorporated under Maryland law. Not all funds may be available in all states or to all contract owners.

    Effective May 1, 1996, INVESCO Strategic Income Portfolio (formerly G.T. Global Strategic Income Portfolio) of Travelers Series Fund Inc. is no longer available to new contract owners under Fund U.

    The following is a summary of significant accounting policies consistently followed by Fund U in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Fund U form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund U. Fund U is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $1,078,198,591 and $724,840,180 respectively, for the year ended December 31, 1999. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $4,958,822,868 at December 31, 1999. Gross unrealized appreciation for all investments at December 31, 1999 was $2,227,247,814 Gross unrealized depreciation for all investments at December 31, 1999 was $11,675,169.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge, which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. Additionally, for certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, The Travelers assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments include $5,742,272 and $4,408,181 of contingent deferred sales charges for the years ended December 31, 1999 and 1998, respectively.

    Participants in American Odyssey Funds, Inc. (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of The Travelers. Under this arrangement, Copeland provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. These fees totaled $14,022,036 and $13,404,283 for the years ended December 31, 1999 and 1998, respectively.

4.  NET ASSETS HELD ON BEHALF OF AN AFFILIATE

    Approximately $38,082,000 and $31,559,000 of the net assets of Fund U were held on behalf of an affiliate of The Travelers as of December 31, 1999 and 1998, respectively. Transactions with this affiliate during the years ended December 31, 1999 and 1998, comprised participant purchase payments of approximately $8,866,000 and $7,573,000 and contract surrenders of approximately $6,102,000 and $5,810,000, respectively.

5.  CHANGE IN ACCOUNTING

    On January 1, 1999, in conjunction with the implementation of a new system, Fund U changed its basis of reporting realized gains and losses for investment transactions from an identified cost basis to an average cost basis. The accounting change had no effect on net assets.

6.  NET CONTRACT OWNERS' EQUITY


                                                                                    DECEMBER 31, 1999
                                                             ---------------------------------------------------------------

                                                             ACCUMULATION      ANNUITY            UNIT             NET
                                                                 UNITS          UNITS             VALUE           ASSETS
                                                                 -----          -----             -----           ------
American Odyssey Funds, Inc.
  American Odyssey Core Equity Fund ...................       176,492,672       49,552           $2.408       $  425,083,086
  American Odyssey Emerging Opportunities Fund ........       181,925,758       29,482            1.877          341,587,038
  American Odyssey Global High-Yield Bond Fund ........        70,720,945        8,009            1.229           86,939,624
  American Odyssey Intermediate-Term Bond Fund ........        87,143,296       74,054            1.320          115,100,927
  American Odyssey International Equity Fund ..........       147,953,250       40,456            2.364          349,816,254
  American Odyssey Long-Term Bond Fund ................       163,740,903       80,666            1.398          229,032,510

Capital Appreciation Fund
    Qualified .........................................       131,025,826       48,999            9.148        1,199,045,561
    Non-qualified .....................................        11,682,494      122,772            9.487          111,995,601

Dreyfus Stock Index Fund ..............................       168,530,019      289,107            3.704          625,357,659

Dreyfus Variable Investment Fund
  Small Cap Portfolio .................................         8,724,596       11,977            1.046            9,139,440

Fidelity's Variable Insurance Products Fund
  Equity-Income Portfolio .............................       216,456,977      250,806            2.452          531,396,834
  Growth Portfolio ....................................       301,654,356      160,978            4.117        1,242,465,744
  High Income Portfolio ...............................        43,861,626       60,165            2.071           90,952,189

Fidelity's Variable Insurance Products Fund II
  Asset Manager Portfolio .............................       193,377,184      171,763            2.343          453,470,054

High Yield Bond Trust
    Qualified .........................................         6,313,578        5,419            3.539           22,366,028
    Non-qualified .....................................           888,993        8,631            3.576            3,210,162

Managed Assets Trust
    Qualified .........................................        54,861,666      101,078            5.033          276,624,264
    Non-qualified .....................................         6,160,146       87,731            5.417           33,846,379

Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund (Class 1)............        88,465,385       85,232            2.640          233,792,619
  Templeton Bond Fund (Class 1) .......................         7,644,191       31,966            1.345           10,327,196
  Templeton Stock Fund (Class 1) ......................       144,116,075       32,287            2.819          406,306,455

                                                                                DECEMBER 31, 1999
                                                       ------------------------------------------------------------------------

                                                        ACCUMULATION          ANNUITY            UNIT               NET
                                                           UNITS               UNITS            VALUE             ASSETS
                                                           -----               -----            -----             ------
The Travelers Series Trust
  Social Awareness Stock Portfolio ................       17,998,888                   -         $3.251        $   58,518,133
  Disciplined Mid Cap Stock Portfolio .............        2,428,698                   -          1.165             2,830,172
  U.S. Government Securities Portfolio ............       27,084,470              16,845          1.517            41,101,809
  Utilities Portfolio .............................       15,035,212                   -          1.943            29,207,425

Travelers Series Fund Inc.
  Alliance Growth Portfolio .......................       37,603,939               3,923          3.480           130,858,621
  INVESCO Strategic Income Portfolio ..............          193,477                   -          1.403               271,362
  MFS Total Return Portfolio ......................       23,129,371              13,018          1.822            42,172,727
  Putnam Diversified Income Portfolio .............        6,580,248                   -          1.273             8,377,405
  Smith Barney International Equity Portfolio .....       11,828,513                   -          2.332            27,585,313
  Smith Barney High Income Portfolio ..............        2,379,162                   -          1.419             3,375,799
  Smith Barney Large Cap Value Portfolio ..........       13,347,284              17,579          1.975            26,402,195
                                                                                                               ---------------

Net Contract Owners' Equity ..........................................................................         $7,168,556,585
                                                                                                               ===============

7.  STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                                       NO. OF             MARKET
                                                                                         SHARES              VALUE
                                                                                     --------------    ----------------
  AMERICAN ODYSSEY FUNDS, INC. (21.6%)
    American Odyssey Core Equity Fund (Cost $380,808,598)                               24,164,501      $  425,536,854
    American Odyssey Emerging Opportunities Fund (Cost $283,234,100)                    20,831,002         342,045,052
    American Odyssey Global High-Yield Bond Fund (Cost $87,277,444)                      8,450,744          87,042,658
    American Odyssey Intermediate-Term Bond Fund (Cost $114,874,921)                    11,117,804         115,180,451
    American Odyssey International Equity Fund (Cost $221,112,237)                      15,683,041         350,202,295
    American Odyssey Long-Term Bond Fund (Cost $233,046,164)                            22,519,361         229,247,092
                                                                                     --------------    ----------------
      Total (Cost $1,320,353,464)                                                      102,766,453       1,549,254,402
                                                                                     --------------    ----------------
  CAPITAL APPRECIATION FUND (18.3%)
      Total (Cost $600,862,985)                                                         12,052,818       1,311,346,582
                                                                                     --------------    ----------------
  DREYFUS STOCK INDEX FUND (8.7%)
      Total (Cost $403,900,755)                                                         16,267,862         625,499,282
                                                                                     --------------    ----------------
  DREYFUS VARIABLE INVESTMENT FUND (0.1%)
    Small Cap Portfolio
      Total (Cost $8,083,668)                                                              141,025           9,355,569
                                                                                     --------------    ----------------
  FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (26.0%)
    Equity-Income Portfolio (Cost $402,085,243)                                         20,682,812         531,755,108
    Growth Portfolio (Cost $679,363,888)                                                22,645,708       1,243,928,719
    High Income Portfolio (Cost $95,181,307)                                             8,049,196          91,036,407
                                                                                     --------------    ----------------
      Total (Cost $1,176,630,438)                                                       51,377,716       1,866,720,234
                                                                                     --------------    ----------------
  FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (6.4%)
    Asset Manager Portfolio
      Total (Cost $369,556,816)                                                         24,367,451         454,940,310
                                                                                     --------------    ----------------
  HIGH YIELD BOND TRUST (0.4%)
      Total (Cost $25,338,169)                                                           2,701,581          25,583,973
                                                                                     --------------    ----------------
  MANAGED ASSETS TRUST (4.3%)
      Total (Cost $222,429,022)                                                         14,721,423         310,916,460
                                                                                     --------------    ----------------
  TEMPLETON VARIABLE PRODUCTS SERIES FUND (9.1%)
    Templeton Asset Allocation Fund (Class 1) (Cost $182,335,089)                       10,025,715         234,300,962
    Templeton Bond Fund (Class 1) (Cost $11,160,966)                                     1,035,242          10,342,069
    Templeton Stock Fund (Class 1) (Cost $336,036,670)                                  16,682,029         406,874,677
                                                                                     --------------    ----------------
      Total (Cost $529,532,725)                                                         27,742,986         651,517,708
                                                                                     --------------    ----------------

                                                                        NO. OF             MARKET
                                                                        SHARES              VALUE
                                                                      ------------     ---------------
THE TRAVELERS SERIES TRUST (1.8%)
  Social Awareness Stock Portfolio (Cost $42,468,449)                   1,990,543      $   58,561,762
  Disciplined Mid Cap Stock Portfolio (Cost $2,510,856)                   181,942           2,840,115
  U.S. Government Securities Portfolio (Cost $43,280,241)               3,636,293          41,126,470
  Utilities Portfolio (Cost $26,896,423)                                1,834,925          29,193,660
                                                                      ------------     ---------------
    Total (Cost $115,155,969)                                           7,643,703         131,722,007
                                                                      ------------     ---------------
TRAVELERS SERIES FUND INC. (3.3%)
  Alliance Growth Portfolio (Cost $90,089,917)                          3,972,414         130,612,957
  INVESCO Global Strategic Income Portfolio (Cost $302,617)                26,021             271,395
  MFS Total Return Portfolio (Cost $39,363,752)                         2,601,857          42,228,136
  Putnam Diversified Income Portfolio (Cost $8,768,731)                   732,228           8,384,010
  Smith Barney International Equity Portfolio (Cost $20,695,743)        1,142,685          26,247,466
  Smith Barney High Income Portfolio (Cost $3,484,119)                    279,497           3,376,319
  Smith Barney Large Cap Value Portfolio (Cost $24,273,978)             1,354,111          26,418,703
                                                                      ------------     ---------------
    Total (Cost $186,978,857)                                          10,108,813         237,538,986
                                                                      ------------     ---------------
TOTAL INVESTMENT OPTIONS (100%)
  (COST $4,958,822,868)                                                                $7,174,395,513
                                                                                       ===============

8. SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                   AMERICAN ODYSSEY CORE              AMERICAN ODYSSEY EMERGING
                                                                       EQUITY FUND                       OPPORTUNITIES FUND
                                                        ----------------------------------------------------------------------------
                                                                1999                 1998             1999                 1998
                                                                ----                 ----             ----                 ----
INVESTMENT INCOME:
Dividends .............................................   $  67,558,393        $  46,677,574    $  24,435,726        $           -
                                                         ---------------       --------------  ---------------      ----------------
EXPENSES:
Insurance charges .....................................       5,674,660            5,425,624        3,508,800            3,115,429
                                                         ---------------       --------------  ---------------      ----------------
    Net investment income (loss) ......................      61,883,733           41,251,950       20,926,926           (3,115,429)
                                                         ---------------       --------------  ---------------      ----------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................      45,497,343           49,606,277       31,909,726           12,399,704
  Cost of investments sold ............................      35,357,310           23,755,070       31,878,972            9,569,848
                                                         ---------------       --------------  ---------------      ----------------

    Net realized gain (loss) ..........................      10,140,033           25,851,207           30,754            2,829,856
                                                         ---------------       --------------  ---------------      ----------------
Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ............     122,035,533          131,243,327      (10,969,519)          12,099,286
  Unrealized gain (loss) end of year ..................      44,728,256          122,035,533       58,810,952          (10,969,519)
                                                         ---------------       --------------  ---------------      ----------------

    Net change in unrealized gain (loss) for the year..     (77,307,277)          (9,207,794)      69,780,471          (23,068,805)
                                                         ---------------       --------------  ---------------      ----------------
Net increase (decrease) in net assets
    resulting from operations .........................      (5,283,511)          57,895,363       90,738,151          (23,354,378)
                                                         ---------------       --------------  ---------------      ----------------

UNIT TRANSACTIONS:
Participant purchase payments .........................      68,195,942           81,763,760       42,975,799           53,638,920
Participant transfers from other Travelers accounts ...      26,945,594           37,206,594       33,331,462           45,760,051
Administrative and asset allocation charges ...........      (4,837,656)          (4,838,233)      (3,068,753)          (2,732,557)
Contract surrenders ...................................     (46,351,366)         (33,129,517)     (27,601,404)         (18,278,210)
Participant transfers to other Travelers accounts .....     (72,341,020)         (77,563,428)     (55,444,080)         (43,769,243)
Other payments to participants ........................        (583,604)            (305,480)        (337,924)            (168,407)
                                                         ---------------       --------------  ---------------      ----------------
  Net increase (decrease) in net assets
    resulting from unit transactions ..................     (28,972,110)           3,133,696      (10,144,900)          34,450,554
                                                         ---------------       --------------  ---------------      ----------------
    Net increase (decrease) in net assets .............     (34,255,621)          61,029,059       80,593,251           11,096,176

NET ASSETS:
  Beginning of year ...................................     459,338,707          398,309,648      260,993,787          249,897,611
                                                         ---------------       --------------  ---------------      ----------------
  End of year .........................................   $ 425,083,086        $ 459,338,707    $ 341,587,038        $ 260,993,787
                                                         ===============       ==============  ===============      ================

                                                                           AMERICAN ODYSSEY GLOBAL HIGH-
                                                                      ------------------------------------
                                                                                  YIELD BOND FUND
                                                                             1999                  1998
                                                                             ----                  ----
INVESTMENT INCOME:
Dividends ..................................................           $   5,146,905        $      19,922
                                                                      ---------------      ---------------
EXPENSES:
Insurance charges ..........................................               1,041,351              886,667
                                                                      ---------------      ---------------
    Net investment income (loss) ...........................               4,105,554             (866,745)
                                                                      ---------------      ---------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...........................               5,872,805            3,729,374
  Cost of investments sold .................................               5,989,912            3,686,621
                                                                      ---------------      ---------------

    Net realized gain (loss) ...............................                (117,107)              42,753
                                                                      ---------------      ---------------
Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .................              (3,711,334)            (234,573)
  Unrealized gain (loss) end of year .......................                (234,786)          (3,711,334)
                                                                      ---------------      ---------------

    Net change in unrealized gain (loss) for the year.......               3,476,548           (3,476,761)
                                                                      ---------------      ---------------
Net increase (decrease) in net assets
    resulting from operations ..............................               7,464,995           (4,300,753)
                                                                      ---------------      ---------------
UNIT TRANSACTIONS:
Participant purchase payments ..............................              14,656,848           14,988,891
Participant transfers from other Travelers accounts ........               6,957,704           51,325,396
Administrative and asset allocation charges ................              (1,083,067)            (894,268)
Contract surrenders ........................................              (8,245,594)          (5,092,328)
Participant transfers to other Travelers accounts ..........             (12,278,248)         (34,330,232)
Other payments to participants .............................                 (91,482)             (30,199)
                                                                      ---------------      ---------------
  Net increase (decrease) in net assets
    resulting from unit transactions .......................                 (83,839)          25,967,260
                                                                      ---------------      ---------------
    Net increase (decrease) in net assets ..................               7,381,156           21,666,507

NET ASSETS:
  Beginning of year ........................................              79,558,468           57,891,961
                                                                      ---------------      ---------------
  End of year ..............................................           $  86,939,624        $  79,558,468
                                                                      ===============      ===============

      AMERICAN ODYSSEY INTERMEDIATE-              AMERICAN ODYSSEY INTERNATIONAL
            TERM BOND FUND                                 EQUITY FUND
---------------------------------------       ---------------------------------------
        1999                   1998                    1999                   1998
        ----                   ----                    ----                   ----
$     9,819,394        $       565,998        $             -        $    14,854,934
----------------     ------------------       ----------------      -----------------
      1,491,618              1,455,856              3,811,719              3,312,672
----------------     ------------------       ----------------      -----------------
      8,327,776               (889,858)            (3,811,719)            11,542,262
----------------     ------------------       ----------------      -----------------


     14,445,848              7,357,934             41,066,068             10,797,636
     13,940,012              7,043,316             30,986,585              7,100,512
----------------     ------------------       ----------------      -----------------

        505,836                314,618             10,079,483              3,697,124
----------------     ------------------       ----------------      -----------------

      8,858,575                223,245             50,005,303             32,965,656
        305,530              8,858,575            129,090,058             50,005,303
----------------     ------------------       ----------------      -----------------

     (8,553,045)             8,635,330             79,084,755             17,039,647
----------------     ------------------       ----------------      -----------------

        280,567              8,060,090             85,352,519             32,279,033
----------------     ------------------       ----------------      -----------------


     16,965,777             20,537,920             46,310,208             53,964,961
      9,636,926             33,156,307             22,421,892             36,619,915
     (1,301,686)            (1,326,654)            (3,502,085)            (3,204,340)
    (13,914,926)            (9,223,413)           (30,732,341)           (20,115,640)
    (19,336,294)           (34,887,500)           (61,740,227)           (36,562,094)
       (274,342)               (84,470)              (301,021)               (90,422)
----------------     ------------------       ----------------      -----------------

     (8,224,545)             8,172,190            (27,543,574)            30,612,380
----------------     ------------------       ----------------      -----------------

     (7,943,978)            16,232,280             57,808,945             62,891,413
    123,044,905            106,812,625            292,007,309            229,115,896
----------------     ------------------       ----------------      -----------------

$   115,100,927        $   123,044,905        $   349,816,254        $   292,007,309
================     ==================       ================      =================




         AMERICAN ODYSSEY LONG-TERM
                BOND FUND                               CAPITAL APPRECIATION FUND
 ------------------------------------------    ------------------------------------------
          1999                   1998                   1999                    1998
          ----                   ----                   ----                    ----
  $    20,307,842        $     4,470,572        $    23,026,406        $    14,135,170
 -----------------      -------------------    -----------------      -------------------
        2,933,072              2,935,546             11,685,349              6,012,974
 -----------------      -------------------    -----------------      -------------------
       17,374,770              1,535,026             11,341,057              8,122,196
 -----------------      -------------------    -----------------      -------------------


       25,344,199             14,957,547             26,227,235             21,971,380
       24,290,758             14,409,510             14,069,803             10,392,975
 -----------------      -------------------    -----------------      -------------------

        1,053,441                548,037             12,157,432             11,578,405
 -----------------      -------------------    -----------------      -------------------

       24,212,390              8,825,835            313,309,985             92,967,437
       (3,799,072)            24,212,390            710,483,597            313,309,985
 -----------------      -------------------    -----------------      -------------------

      (28,011,462)            15,386,555            397,173,612            220,342,548
 -----------------      -------------------    -----------------      -------------------

       (9,583,251)            17,469,618            420,672,101            240,043,149
 -----------------      -------------------    -----------------      -------------------


       37,812,244             45,702,320            127,742,083             79,270,131
       19,091,615             40,315,496            330,558,232            161,977,456
       (2,852,723)            (2,986,144)            (1,013,466)              (630,932)
      (24,694,581)           (16,952,126)           (72,279,438)           (27,972,894)
      (37,973,091)           (51,796,437)          (196,508,406)          (104,303,975)
         (314,268)              (102,409)            (2,424,858)              (877,684)
 -----------------      -------------------    -----------------      -------------------

       (8,930,804)            14,180,700            186,074,147            107,462,102
 -----------------      -------------------    -----------------      -------------------

      (18,514,055)            31,650,318            606,746,248            347,505,251
      247,546,565            215,896,247            704,294,914            356,789,663
 -----------------      -------------------    -----------------      -------------------

  $   229,032,510        $   247,546,565        $ 1,311,041,162        $   704,294,914
 =================      ===================    =================      ===================

8. SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                             DREYFUS STOCK INDEX FUND                   SMALL CAP PORTFOLIO
                                                       -----------------------------------     -----------------------------------
                                                              1999                1998                1999                 1998
                                                              ----                ----                ----                 ----
INVESTMENT INCOME:
Dividends ...........................................  $    11,077,617     $     5,800,637     $         3,261     $        41,649
                                                       ---------------     ---------------     ---------------     ---------------
EXPENSES:
Insurance charges ...................................        6,760,302           4,491,740              76,073              15,334
                                                       ---------------     ---------------     ---------------     ---------------
    Net investment income (loss) ....................        4,317,315           1,308,897             (72,812)             26,315
                                                       ---------------     ---------------     ---------------     ---------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................       16,942,696          16,018,909           8,243,757           5,622,928
  Cost of investments sold ..........................       11,646,876           8,909,613           7,577,102           5,896,492
                                                       ---------------     ---------------     ---------------     ---------------

    Net realized gain (loss) ........................        5,295,820           7,109,296             666,655            (273,564)
                                                       ---------------     ---------------     ---------------     ---------------
Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........      135,198,407          58,505,927             484,027                   -
  Unrealized gain (loss) end of year ................      221,598,527         135,198,407           1,271,901             484,027
                                                       ---------------     ---------------     ---------------     ---------------

    Net change in unrealized gain (loss) for the
       year .........................................       86,400,120          76,692,480             787,874             484,027
                                                       ---------------     ---------------     ---------------     ---------------
Net increase (decrease) in net assets
    resulting from operations .......................       96,013,255          85,110,673           1,381,717             236,778
                                                       ---------------     ---------------     ---------------     ---------------


UNIT TRANSACTIONS:
Participant purchase payments .......................       89,563,257          80,671,020           2,075,658             694,477
Participant transfers from other Travelers accounts..      115,116,270         134,900,117          15,849,695          10,602,881
Administrative and asset allocation charges .........         (760,511)           (609,730)            (10,659)             (2,208)
Contract surrenders .................................      (39,482,305)        (20,907,506)           (470,072)            (23,435)
Participant transfers to other Travelers accounts ...      (92,515,856)        (88,144,761)        (13,839,638)         (7,366,668)
Other payments to participants ......................       (1,388,159)           (696,649)             11,458                (544)
                                                       ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in net assets
    resulting from unit transactions ................       70,532,696         105,212,491           3,616,442           3,904,503
                                                       ---------------     ---------------     ---------------     ---------------

    Net increase (decrease) in net assets ...........      166,545,951         190,323,164           4,998,159           4,141,281

NET ASSETS:
  Beginning of year .................................      458,811,708         268,488,544           4,141,281                   -
                                                       ---------------     ---------------     ---------------     ---------------

  End of year .......................................  $   625,357,659     $   458,811,708     $     9,139,440     $     4,141,281
                                                       ===============     ===============     ===============     ===============



                                                                EQUITY-INCOME PORTFOLIO
                                                         ----------------------------------
                                                              1999                 1998
                                                              ----                 ----
INVESTMENT INCOME:
Dividends ...........................................   $    26,915,610     $    32,590,206
                                                        ---------------     ---------------
EXPENSES:
Insurance charges ...................................         7,027,374           6,842,230
                                                        ---------------     ---------------
    Net investment income (loss) ....................        19,888,236          25,747,976
                                                        ---------------     ---------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................        78,275,162          33,293,579
  Cost of investments sold ..........................        59,606,992          21,077,424
                                                        ---------------     ---------------

    Net realized gain (loss) ........................        18,668,170          12,216,155
                                                        ---------------     ---------------
Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........       140,571,025         127,348,119
  Unrealized gain (loss) end of year ................       129,669,865         140,571,025
                                                        ---------------     ---------------

    Net change in unrealized gain (loss) for the
       year .........................................       (10,901,160)         13,222,906
                                                        ---------------     ---------------
Net increase (decrease) in net assets
    resulting from operations .......................        27,655,246          51,187,037
                                                        ---------------     ---------------


UNIT TRANSACTIONS:
Participant purchase payments .......................        53,705,216          74,658,757
Participant transfers from other Travelers accounts..        35,257,052          52,447,275
Administrative and asset allocation charges .........          (565,159)           (642,381)
Contract surrenders .................................       (52,396,159)        (35,527,251)
Participant transfers to other Travelers accounts ...      (100,271,705)        (72,713,766)
Other payments to participants ......................        (1,669,199)         (1,851,500)
                                                        ---------------     ---------------
Net increase (decrease) in net assets
  resulting from unit transactions ..................       (65,939,954)         16,371,134
                                                        ---------------     ---------------

    Net increase (decrease) in net assets ...........       (38,284,708)         67,558,171

NET ASSETS:
  Beginning of year .................................       569,681,542         502,123,371
                                                        ---------------     ---------------

  End of year .......................................   $   531,396,834     $   569,681,542
                                                        ===============     ===============


              GROWTH PORTFOLIO                    HIGH INCOME PORTFOLIO
   ----------------------------------     -----------------------------------
         1999                1998                  1999              1998
         ----                ----                  ----              ----
  $   102,997,658     $    88,523,163     $     9,021,149     $    11,574,745
  ---------------     ---------------     ---------------     ---------------

       12,812,429           9,216,556           1,156,604           1,275,579
  ---------------     ---------------     ---------------     ---------------
       90,185,229          79,306,607           7,864,545          10,299,166
  ---------------     ---------------     ---------------     ---------------



       49,847,778          33,362,222          23,680,364          16,425,963
       32,368,299          17,803,231          25,125,383          14,802,190
  ---------------     ---------------     ---------------     ---------------

       17,479,479          15,558,991          (1,445,019)          1,623,773
  ---------------     ---------------     ---------------     ---------------
      345,891,339         197,882,791          (3,997,079)         14,018,911
      564,564,831         345,891,339          (4,144,900)         (3,997,079)
  ---------------     ---------------     ---------------     ---------------

      218,673,492         148,008,548            (147,821)        (18,015,990)
  ---------------     ---------------     ---------------     ---------------

      326,338,200         242,874,146           6,271,705          (6,093,051)
  ---------------     ---------------     ---------------     ---------------



       91,542,467          85,134,952           8,837,666          14,356,459
      146,915,176          72,900,644          18,656,291          24,860,418
         (968,655)           (882,746)            (85,703)           (100,706)
      (84,839,972)        (49,161,771)        (11,056,757)         (8,203,135)
     (132,455,481)        (88,261,829)        (27,120,213)        (29,256,156)
       (1,699,986)         (1,185,267)           (219,101)           (221,371)
  ---------------     ---------------     ---------------     ---------------

       18,493,549          18,543,983         (10,987,817)          1,435,509
  ---------------     ---------------     ---------------     ---------------

      344,831,749         261,418,129          (4,716,112)         (4,657,542)



      897,633,995         636,215,866          95,668,301         100,325,843
  ---------------     ---------------     ---------------     ---------------

  $ 1,242,465,744     $   897,633,995     $    90,952,189     $    95,668,301
  ===============     ===============     ===============     ===============


          ASSET MANAGER PORTFOLIO                   HIGH YIELD BOND TRUST
    ----------------------------------      ----------------------------------
           1999               1998              1999                  1998
           ----               ----              ----                  ----
   $    35,806,493     $    57,148,255     $     2,227,586     $     1,876,659
   ---------------     ---------------     ---------------     ---------------

         5,775,403           5,831,150             342,467             348,176
   ---------------     ---------------     ---------------     ---------------
        30,031,090          51,317,105           1,885,119           1,528,483
   ---------------     ---------------     ---------------     ---------------



        80,618,817          37,768,088           7,357,413           6,813,491
        69,916,446          31,507,759           7,019,091           5,931,421
   ---------------     ---------------     ---------------     ---------------

        10,702,371           6,260,329             338,322             882,070
   ---------------     ---------------     ---------------     ---------------
        84,013,267          81,897,954           1,634,786           2,694,688
        85,383,494          84,013,267             245,804           1,634,786
   ---------------     ---------------     ---------------     ---------------

         1,370,227           2,115,313          (1,388,982)         (1,059,902)
   ---------------     ---------------     ---------------     ---------------

        42,103,688          59,692,747             834,459           1,350,651
   ---------------     ---------------     ---------------     ---------------



        28,817,854          35,223,767           2,432,450           3,200,947
        15,850,588          20,421,148           7,164,671          11,597,997
          (394,402)           (446,135)            (25,236)            (25,851)
       (50,615,853)        (37,864,291)         (2,678,864)         (2,675,319)
       (64,735,911)        (42,546,794)         (9,393,380)        (10,956,362)
        (1,570,667)         (1,650,068)           (149,233)            (73,257)
   ---------------     ---------------     ---------------     ---------------

       (72,648,391)        (26,862,373)         (2,649,592)          1,068,155
   ---------------     ---------------     ---------------     ---------------

       (30,544,703)         32,830,374          (1,815,133)          2,418,806



       484,014,757         451,184,383          27,391,323          24,972,517
   ---------------     ---------------     ---------------     ---------------

   $   453,470,054     $   484,014,757     $    25,576,190     $    27,391,323
   ===============     ===============     ===============     ===============

8. SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                                                                              TEMPLETON ASSET ALLOCATION FUND
                                                               MANAGED ASSETS TRUST                      (CLASS 1)
                                                          ------------------------------   ------------------------------------
                                                              1999              1998               1999              1998
                                                              ----              ----               ----              ----
INVESTMENT INCOME:
Dividends .............................................  $  21,939,049     $  16,770,815     $  32,526,684     $  14,789,784
                                                         -------------     -------------     -------------     -------------
EXPENSES:
Insurance charges .....................................      3,647,581         3,028,890         2,792,150         3,122,304
                                                         -------------     -------------     -------------     -------------
    Net investment income (loss) ......................     18,291,468        13,741,925        29,734,534        11,667,480
                                                         -------------     -------------     -------------     -------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................     18,119,219        14,756,579        44,784,639        44,487,185
  Cost of investments sold ............................     13,603,990         9,793,241        38,603,075        30,642,639
                                                         -------------     -------------     -------------     -------------
    Net realized gain (loss) ..........................      4,515,229         4,963,338         6,181,564        13,844,546
                                                         -------------     -------------     -------------     -------------
Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ............     75,866,162        50,173,134        44,571,614        58,515,862
  Unrealized gain (loss) end of year ..................     88,487,438        75,866,162        51,965,873        44,571,614
                                                         -------------     -------------     -------------     -------------

    Net change in unrealized gain (loss) for the year..     12,621,276        25,693,028         7,394,259       (13,944,248)
                                                         -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
    resulting from operations .........................     35,427,973        44,398,291        43,310,357        11,567,778
                                                         -------------     -------------     -------------     -------------
UNIT TRANSACTIONS:
Participant purchase payments .........................     22,166,299        17,146,878        16,283,134        22,415,693
Participant transfers from other Travelers accounts ...     32,473,573        25,803,164        12,599,159        10,995,174
Administrative and asset allocation charges ...........       (248,522)         (209,695)         (184,722)         (219,356)
Contract surrenders ...................................    (22,271,722)      (19,187,264)      (24,569,127)      (16,288,049)
Participant transfers to other Travelers accounts .....    (25,295,414)      (18,642,309)      (42,961,903)      (55,068,273)
Other payments to participants ........................       (877,446)       (1,172,090)         (946,168)       (1,130,546)
                                                         -------------     -------------     -------------     -------------
  Net increase (decrease) in net assets
    resulting from unit transactions ..................      5,946,768         3,738,684       (39,779,627)      (39,295,357)
                                                         -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets .............     41,374,741        48,136,975         3,530,730       (27,727,579)

NET ASSETS:
  Beginning of year ...................................    269,095,902       220,958,927       230,261,889       257,989,468
                                                         -------------     -------------     -------------     -------------

  End of year .........................................  $ 310,470,643     $ 269,095,902     $ 233,792,619     $ 230,261,889
                                                         =============     =============     =============     =============

                                                                     TEMPLETON BOND FUND
                                                                          (CLASS 1)
                                                              -------------------------------
                                                                   1999              1998
                                                                   ----              ----
INVESTMENT INCOME:
Dividends .............................................      $     547,968     $     946,710
                                                             -------------     -------------
EXPENSES:
Insurance charges .....................................            148,471           177,689
                                                             -------------     -------------
    Net investment income (loss) ......................            399,497           769,021
                                                             -------------     -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................          4,030,847         2,499,690
  Cost of investments sold ............................          4,239,220         2,747,815
                                                             -------------     -------------

    Net realized gain (loss) ..........................           (208,373)         (248,125)
                                                             -------------     -------------
Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ............            277,796            (6,936)
  Unrealized gain (loss) end of year ..................           (818,897)          277,796
                                                             -------------     -------------

    Net change in unrealized gain (loss) for the year..         (1,096,693)          284,732
                                                             -------------     -------------

Net increase (decrease) in net assets
    resulting from operations .........................           (905,569)          805,628
                                                             -------------     -------------
UNIT TRANSACTIONS:
Participant purchase payments .........................            943,577         1,447,960
Participant transfers from other Travelers accounts ...            993,848         1,459,526
Administrative and asset allocation charges ...........             (9,234)          (11,467)
Contract surrenders ...................................         (1,752,214)       (1,271,679)
Participant transfers to other Travelers accounts .....         (3,081,556)       (2,480,553)
Other payments to participants ........................           (135,130)          (35,014)
                                                             -------------     -------------
  Net increase (decrease) in net assets
    resulting from unit transactions ..................         (3,040,709)         (891,227)
                                                             -------------     -------------
    Net increase (decrease) in net assets .............         (3,946,278)          (85,599)

NET ASSETS:
  Beginning of year ...................................         14,273,474        14,359,073
                                                             -------------     -------------
  End of year .........................................      $  10,327,196     $  14,273,474
                                                             =============     =============

         TEMPLETON STOCK FUND
              (CLASS 1)                SOCIAL AWARENESS STOCK PORTFOLIO
  -------------------------------    -----------------------------------
        1999              1998               1999             1998
        ----              ----               ----             ----
  $  34,687,128     $  42,669,054     $   1,051,908     $     672,066
  --------------    --------------   ---------------    -----------------

      4,509,412         4,894,283           624,749           354,599
  --------------    --------------   ---------------    -----------------
     30,177,716        37,774,771           427,159           317,467
  --------------    --------------   ---------------    -----------------


     61,403,072        54,346,711         2,208,432         2,308,800
     60,060,985        41,692,625         1,666,759         1,206,061
  --------------    --------------   ---------------    -----------------

      1,342,087        12,654,086           541,673         1,102,739
  --------------    --------------   ---------------    -----------------

     12,920,546        63,878,387        10,483,334         4,220,553
     70,838,007        12,920,546        16,093,313        10,483,334
  --------------    --------------   ---------------    -----------------

     57,917,461       (50,957,841)        5,609,979         6,262,781
  --------------    --------------   ---------------    -----------------

     89,437,264          (528,984)        6,578,811         7,682,987
  --------------    --------------   ---------------    -----------------


     34,557,364        50,998,219        10,557,915         7,266,564
     32,582,792        38,910,545        15,448,514         9,104,448
       (347,050)         (410,794)          (83,042)          (59,197)
    (34,744,713)      (25,811,154)       (3,454,105)       (1,702,931)
    (77,716,046)      (98,707,032)       (7,733,570)       (5,233,159)
     (1,078,691)         (712,616)         (608,016)             (467)
  --------------    --------------   ---------------    -----------------

    (46,746,344)      (35,732,832)       14,127,696         9,375,258
  --------------    --------------   ---------------    -----------------

     42,690,920       (36,261,816)       20,706,507        17,058,245


    363,615,535       399,877,351        37,811,626        20,753,381
  --------------    --------------   ---------------    -----------------

  $ 406,306,455     $ 363,615,535     $  58,518,133     $  37,811,626
  ==============    ==============   ===============    =================


     DISCIPLINED MID CAP STOCK          U.S. GOVERNMENT SECURITIES
             PORTFOLIO                           PORTFOLIO
 --------------------------------  -----------------------------------
       1999              1998              1999              1998
       ----              ----              ----              ----
 $      86,113     $       4,339     $       4,167     $   4,731,069
  --------------    -------------  ---------------    ---------------

        26,854             5,912           602,941           559,905
  --------------    -------------  ---------------    ---------------
        59,259            (1,573)         (598,774)        4,171,164
  --------------    -------------  ---------------    ---------------


     1,929,357           272,115        21,885,915        12,327,483
     1,826,164           295,499        22,623,468        11,025,709
  --------------    -------------  ---------------    ---------------

       103,193           (23,384)         (737,553)        1,301,774
  --------------    -------------  ---------------    ---------------

       160,004                 -          (765,332)        1,220,341
       329,259           160,004        (2,153,771)         (765,332)
  --------------    -------------  ---------------    ---------------

       169,255           160,004        (1,388,439)       (1,985,673)
  --------------    -------------  ---------------    ---------------

       331,707           135,047        (2,724,766)        3,487,265
  --------------    -------------  ---------------    ---------------

       438,011           169,583         4,620,645         4,550,126
     2,941,597         1,552,025        15,967,766        46,331,070
        (2,616)             (658)          (40,648)          (40,986)
      (346,129)          (50,215)       (6,990,061)       (6,460,221)
    (1,974,753)         (362,432)      (27,554,036)      (23,056,732)
          (995)                -          (395,359)         (166,160)
  --------------    -------------  ---------------    ---------------

     1,055,115         1,308,303       (14,391,693)       21,157,097
  --------------    -------------  ---------------    ---------------

     1,386,822         1,443,350       (17,116,459)       24,644,362


     1,443,350                 -        58,218,268        33,573,906
  --------------    -------------  ---------------    ---------------

 $   2,830,172     $   1,443,350     $  41,101,809     $  58,218,268
  ==============    =============  ===============    ===============

8. SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)



                                                                 UTILITIES PORTFOLIO             ALLIANCE GROWTH PORTFOLIO
                                                          -------------------------------    -------------------------------
                                                                1999             1998              1999              1998
                                                                ----             ----              ----              ----
INVESTMENT INCOME:
Dividends .............................................  $   2,488,637     $   1,230,537     $   5,606,858     $   3,806,491
                                                          -------------   ---------------    --------------  ---------------
EXPENSES:
Insurance charges .....................................        409,404           318,646         1,270,547           755,688
                                                          -------------   ---------------    --------------  ---------------
    Net investment income (loss) ......................      2,079,233           911,891         4,336,311         3,050,803
                                                          -------------   ---------------    --------------  ---------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................      9,199,950         3,706,928         9,117,467         6,101,233
  Cost of investments sold ............................      8,020,463         2,799,586         7,176,217         4,284,568
                                                          -------------   ---------------    --------------  ---------------

    Net realized gain (loss) ..........................      1,179,487           907,342         1,941,250         1,816,665
                                                          -------------   ---------------    --------------  ---------------
Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ............      5,891,592         3,616,391        17,345,749         7,226,780
  Unrealized gain (loss) end of year ..................      2,297,237         5,891,592        40,523,040        17,345,749
                                                          -------------   ---------------    --------------  ---------------

    Net change in unrealized gain (loss) for the year..     (3,594,355)        2,275,201        23,177,291        10,118,969
                                                          -------------   ---------------    --------------  ---------------
Net increase (decrease) in net assets
    resulting from operations .........................       (335,635)        4,094,434        29,454,852        14,986,437
                                                          -------------   ---------------    --------------  ---------------


UNIT TRANSACTIONS:
Participant purchase payments .........................      3,756,810         3,282,295        18,228,487        17,511,898
Participant transfers from other Travelers accounts ...      9,694,724        14,975,019        30,097,853        30,296,505
Administrative and asset allocation charges ...........        (27,627)          (24,711)         (140,321)         (107,469)
Contract surrenders ...................................     (3,337,767)       (1,966,420)       (8,611,187)       (2,842,283)
Participant transfers to other Travelers accounts .....    (12,574,282)       (9,004,651)      (21,829,799)      (16,431,733)
Other payments to participants ........................       (211,562)         (253,985)         (555,864)          (37,359)
                                                          -------------   ---------------    --------------  ---------------
  Net increase (decrease) in net assets
    resulting from unit transactions ..................     (2,699,704)        7,007,547        17,189,169        28,389,559
                                                          -------------   ---------------    --------------  ---------------
    Net increase (decrease) in net assets .............     (3,035,339)       11,101,981        46,644,021        43,375,996

NET ASSETS:
  Beginning of year ...................................     32,242,764        21,140,783        84,214,600        40,838,604
                                                          -------------   ---------------    --------------  ---------------

  End of year .........................................  $  29,207,425     $  32,242,764     $ 130,858,621     $  84,214,600
                                                          =============   ===============    ==============  ===============




                                                             INVESCO STRATEGIC INCOME
                                                                     PORTFOLIO
                                                        --------------------------------
                                                              1999              1998
                                                              ----              ----
INVESTMENT INCOME:
Dividends ............................................. $      18,065     $      33,319
                                                        --------------  ----------------
EXPENSES:
Insurance charges .....................................         3,749             4,206
                                                        --------------  ----------------
    Net investment income (loss) ......................        14,316            29,113
                                                        --------------  ----------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................       253,084           890,614
  Cost of investments sold ............................       289,265           878,724
                                                        --------------  ----------------

    Net realized gain (loss) ..........................       (36,181)           11,890
                                                        --------------  ----------------
Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ............       (42,635)            6,975
  Unrealized gain (loss) end of year ..................       (31,222)          (42,635)
                                                        --------------  ----------------

    Net change in unrealized gain (loss) for the year..        11,413           (49,610)
                                                        --------------  ----------------
Net increase (decrease) in net assets
    resulting from operations .........................       (10,452)           (8,607)
                                                        --------------  ----------------


UNIT TRANSACTIONS:
Participant purchase payments .........................        56,498            77,651
Participant transfers from other Travelers accounts ...       136,771           842,460
Administrative and asset allocation charges ...........          (511)             (592)
Contract surrenders ...................................      (111,259)          (23,054)
Participant transfers to other Travelers accounts .....      (144,817)         (871,710)
Other payments to participants ........................        (1,565)                -
                                                        --------------  ----------------
  Net increase (decrease) in net assets
    resulting from unit transactions ..................       (64,883)           24,755
                                                        --------------  ----------------
    Net increase (decrease) in net assets .............       (75,335)           16,148

NET ASSETS:
  Beginning of year ...................................       346,697           330,549
                                                        --------------  ----------------

  End of year ......................................... $     271,362     $     346,697
                                                        ==============  ================

                                         PUTNAM DIVERSIFIED INCOME
    MFS TOTAL RETURN PORTFOLIO                    PORTFOLIO
 --------------------------------   ----------------------------------
      1999               1998              1999              1998
      ----               ----              ----              ----

 $   3,125,773     $   1,488,852     $     511,532     $     385,914
 ---------------  ---------------   ----------------  ----------------

       536,324           408,402           109,708           108,989
 ---------------  ---------------   ----------------  ----------------
     2,589,449         1,080,450           401,824           276,925
 ---------------  ---------------   ----------------  ----------------



     5,098,710           662,935         3,278,307         1,403,350
     4,617,723           455,479         3,413,409         1,323,174
 ---------------  ---------------   ----------------  ----------------

       480,987           207,456          (135,102)           80,176
 ---------------  ---------------   ----------------  ----------------

     5,410,168         3,538,470           (95,821)          368,087
     2,864,384         5,410,168          (384,721)          (95,821)
 ---------------  ---------------   ----------------  ----------------

    (2,545,784)        1,871,698          (288,900)         (463,908)
 ---------------  ---------------   ----------------  ----------------

       524,652         3,159,604           (22,178)         (106,807)
 ---------------  ---------------   ----------------  ----------------



     6,211,232         8,301,748         1,741,350         2,366,619
     5,827,505         9,974,351         1,078,015         3,239,345
       (50,268)          (43,407)          (10,162)          (10,084)
    (2,639,351)       (1,227,990)       (1,165,164)         (816,530)
    (8,422,051)       (3,091,160)       (2,854,194)       (1,678,866)
      (183,580)          (60,584)          (15,177)                -
 ---------------  ---------------   ----------------  ----------------

       743,487        13,852,958        (1,225,332)        3,100,484
 ---------------  ---------------   ----------------  ----------------
     1,268,139        17,012,562        (1,247,510)        2,993,677


    40,904,588        23,892,026         9,624,915         6,631,238
 ---------------  ---------------   ----------------  ----------------

 $  42,172,727     $  40,904,588     $   8,377,405     $   9,624,915
 ===============  ===============   ================  ================


    SMITH BARNEY INTERNATIONAL           SMITH BARNEY HIGH INCOME
         EQUITY PORTFOLIO                        PORTFOLIO
 --------------------------------   ---------------------------------
       1999              1998              1999             1998
       ----              ----              ----             ----

 $      40,866     $           -     $     225,443     $     214,361
 ---------------  ---------------   -----------------  --------------

       173,802           138,274            40,964            35,412
 ---------------  ---------------   -----------------  --------------
      (132,936)         (138,274)          184,479           178,949
 ---------------  ---------------   -----------------  --------------



    79,829,724        48,181,535         3,524,627           923,721
    74,904,332        48,355,372         3,738,297           886,215
 ---------------  ---------------   -----------------  --------------

     4,925,392          (173,837)         (213,670)           37,506
 ---------------  ---------------   -----------------  --------------

       676,330          (372,217)         (184,818)           97,305
     5,551,723           676,330          (107,800)         (184,818)
 ---------------  ---------------   -----------------  --------------

     4,875,393         1,048,547            77,018          (282,123)
 ---------------  ---------------   -----------------  --------------

     9,667,849           736,436            47,827           (65,668)
 ---------------  ---------------   -----------------  --------------



     2,255,537         2,672,639           651,669         1,128,337
    97,770,050        56,343,156         3,433,058         1,572,316
       (22,391)          (19,768)           (5,303)           (5,146)
    (1,086,552)         (522,579)         (254,074)          (93,320)
   (92,516,457)      (57,640,335)       (3,655,539)       (1,202,278)
      (273,712)             (782)           (1,660)          (19,263)
 ---------------  ---------------   -----------------  --------------

     6,126,475           832,331           168,151         1,380,646
 ---------------  ---------------   -----------------  --------------
    15,794,324         1,568,767           215,978         1,314,978


    11,790,989        10,222,222         3,159,821         1,844,843
 ---------------  ---------------   -----------------  --------------

 $  27,585,313     $  11,790,989     $   3,375,799     $   3,159,821
 ===============  ===============   =================  ==============

8. SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                               SMITH BARNEY LARGE CAP VALUE
                                                                         PORTFOLIO                            COMBINED
                                                             --------------------------------  -------------------------------------
                                                                  1999             1998              1999                  1998
                                                                  ----             ----              ----                  ----
INVESTMENT INCOME:
Dividends .............................................  $       961,493   $       897,102     $   442,165,724     $   366,919,897
                                                         ---------------   ---------------     ---------------     ----------------
EXPENSES:
Insurance charges .....................................          333,476           299,909          79,327,353          65,378,641
                                                         ---------------   ---------------     ---------------     ----------------
    Net investment income (loss) ......................          628,017           597,193         362,838,371         301,541,256
                                                         ---------------   ---------------     ---------------     ----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................        4,847,619         2,825,617         724,840,180         465,819,528
  Cost of investments sold ............................        4,164,494         1,987,645         618,721,402         340,260,334
                                                         ---------------   ---------------     ---------------     ----------------

    Net realized gain (loss) ..........................          683,125           837,972         106,118,778         125,559,194
                                                         ---------------   ---------------     ---------------     ----------------
Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ............        3,816,394         3,440,973       1,383,867,788         956,362,708
  Unrealized gain (loss) end of year ..................        2,144,725         3,816,394       2,215,572,645       1,383,867,788
                                                         ---------------   ---------------     ---------------     ----------------

    Net change in unrealized gain (loss) for the year..       (1,671,669)          375,421         831,704,857         427,505,080
                                                         ---------------   ---------------     ---------------     ----------------
Net increase (decrease) in net assets
    resulting from operations .........................         (360,527)        1,810,586       1,300,662,006         854,605,530
                                                         ---------------   ---------------     ---------------     ----------------

UNIT TRANSACTIONS:
Participant purchase payments .........................        4,721,304         5,310,704         758,823,301         788,454,196
Participant transfers from other Travelers accounts ...        4,453,136         5,931,747       1,069,251,529         991,422,546
Administrative and asset allocation charges ...........          (34,570)          (36,531)        (21,676,748)        (20,522,746)
Contract surrenders ...................................       (2,116,000)       (1,366,854)       (578,809,057)       (364,757,379)
Participant transfers to other Travelers accounts .....       (5,997,410)       (5,560,783)     (1,230,265,377)     (1,021,491,251)
Other payments to participants ........................         (327,116)          (62,496)        (16,624,427)        (10,989,089)
                                                         ---------------   ---------------     ---------------     ----------------
  Net increase (decrease) in net assets
    resulting from unit transactions ..................          699,344         4,215,787         (19,300,779)        362,116,277
                                                         ---------------   ---------------     ---------------     ----------------

    Net increase (decrease) in net assets .............          338,817         6,026,373       1,281,361,227       1,216,721,807

NET ASSETS:
  Beginning of year ...................................       26,063,378        20,037,005       5,887,195,358       4,670,473,551
                                                         ---------------   ---------------     ---------------     ----------------

  End of year .........................................  $    26,402,195   $    26,063,378     $ 7,168,556,585     $ 5,887,195,358
                                                         ===============   ===============     ===============     ================

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                     AMERICAN ODYSSEY CORE          AMERICAN ODYSSEY EMERGING
                                                          EQUITY FUND                 OPPORTUNITIES FUND
                                                -----------------------------    ------------------------------
                                                   1999              1998             1999             1998
                                                   ----              ----             ----             ----
Accumulation and annuity units
  beginning of year .........................   187,872,118      185,895,286      187,717,148      162,145,977
Accumulation units purchased and
  transferred from other Travelers accounts..    38,287,489       51,119,051       52,605,446       69,443,965
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (49,614,095)     (49,141,159)     (58,365,549)     (43,868,898)
Annuity units ...............................        (3,288)          (1,060)          (1,805)          (3,896)
                                                ------------   --------------    -------------   --------------
Accumulation and annuity units
  end of year ...............................   176,542,224      187,872,118      181,955,240      187,717,148
                                                ============   ==============    =============   ==============

                                                          AMERICAN ODYSSEY GLOBAL HIGH-
                                                                YIELD BOND FUND
                                                         ------------------------------
                                                             1999             1998
                                                             ----             ----
Accumulation and annuity units
  beginning of year .........................             70,747,253       48,928,831
Accumulation units purchased and
  transferred from other Travelers accounts..             18,452,650       55,863,221
Accumulation units redeemed and
  transferred to other Travelers accounts ...            (18,470,618)     (34,044,625)
Annuity units ...............................                   (331)            (174)
                                                         -------------   --------------
Accumulation and annuity units
  end of year ...............................             70,728,954       70,747,253
                                                         =============   ==============

                                                 AMERICAN ODYSSEY INTERMEDIATE-   AMERICAN ODYSSEY INTERNATIONAL
                                                        TERM BOND FUND                    EQUITY FUND
                                                 ------------------------------   ------------------------------
                                                   1999              1998             1999            1998
                                                   ----              ----             ----            ----
Accumulation and annuity units
  beginning of year .........................    93,456,080       86,914,035      161,689,822      143,959,193
Accumulation units purchased and
  transferred from other Travelers accounts..    20,210,357       42,470,104       35,323,719       52,587,915
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (26,442,869)     (35,926,504)     (49,017,304)     (34,858,767)
Annuity units ...............................        (6,218)          (1,555)          (2,531)           1,481
                                                ------------     ------------     ------------    -------------
Accumulation and annuity units
  end of year ...............................    87,217,350       93,456,080      147,993,706      161,689,822
                                                ============     ============     ============    =============

                                                         AMERICAN ODYSSEY LONG-TERM
                                                                 BOND FUND
                                                        -----------------------------
                                                            1999             1998
                                                            ----             ----
Accumulation and annuity units
  beginning of year .........................           170,066,956      159,728,032
Accumulation units purchased and
  transferred from other Travelers accounts..            40,239,876       61,724,429
Accumulation units redeemed and
  transferred to other Travelers accounts ...           (46,478,714)     (51,384,748)
Annuity units ...............................                (6,549)            (757)
                                                        ------------    -------------
Accumulation and annuity units
  end of year ...............................           163,821,569      170,066,956
                                                        ============    =============



                                                 CAPITAL APPRECIATION FUND          DREYFUS STOCK INDEX FUND
                                                 ------------------------------   ------------------------------
                                                   1999              1998             1999            1998
                                                   ----              ----             ----            ----
Accumulation and annuity units
  beginning of year .........................   116,306,330       94,040,565      147,530,631      109,316,975
Accumulation units purchased and
  transferred from other Travelers accounts..    64,997,825       51,253,792       61,323,838       78,673,391
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (38,410,346)     (28,979,462)     (40,019,013)     (40,448,140)
Annuity units ...............................       (13,718)          (8,565)         (16,330)         (11,595)
                                                ------------     ------------     ------------    -------------
Accumulation and annuity units
  end of year ...............................   142,880,091      116,306,330      168,819,126      147,530,631
                                                ============     ============     ============    =============

                                                       SMALL CAP PORTFOLIO
                                                   -----------------------------
                                                      1999             1998
                                                      ----             ----
Accumulation and annuity units
  beginning of year .........................        4,814,869                -
Accumulation units purchased and
  transferred from other Travelers accounts..       19,642,815       13,843,963
Accumulation units redeemed and
  transferred to other Travelers accounts ...      (15,721,018)      (9,029,094)
Annuity units ...............................              (93)               -
                                                   ------------    -------------
Accumulation and annuity units
  end of year ...............................        8,736,573        4,814,869
                                                   ============    =============

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                  EQUITY-INCOME PORTFOLIO                GROWTH PORTFOLIO
                                               ------------------------------    -----------------------------
                                                   1999              1998             1999            1998
                                                   ----              ----             ----            ----
Accumulation and annuity units
  beginning of year .........................   243,963,799      237,049,548      295,980,481      289,001,967
Accumulation units purchased and
  transferred from other Travelers accounts..    36,393,892       57,116,973       70,553,262       62,734,395
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (63,628,932)     (50,174,806)     (64,700,033)     (55,736,282)
Annuity units ...............................       (20,976)         (27,916)         (18,376)         (19,599)
                                               ------------     ------------     ------------     ------------
Accumulation and annuity units
  end of year ...............................   216,707,783      243,963,799      301,815,334      295,980,481
                                               ============     ============     ============     ============

                                                             HIGH INCOME PORTFOLIO
                                                        -----------------------------
                                                             1999             1998
                                                             ----             ----
Accumulation and annuity units
  beginning of year .........................             49,346,978       48,895,121
Accumulation units purchased and
  transferred from other Travelers accounts..             13,423,439       19,272,033
Accumulation units redeemed and
  transferred to other Travelers accounts ...            (18,844,863)     (18,815,614)
Annuity units ...............................                 (3,763)          (4,562)
                                                        ------------     ------------
Accumulation and annuity units
  end of year ...............................             43,921,791       49,346,978
                                                        ============     ============

                                                   ASSET MANAGER PORTFOLIO           HIGH YIELD BOND TRUST
                                                -----------------------------    -----------------------------
                                                   1999             1998              1999             1998
                                                   ----             ----              ----             ----
Accumulation and annuity units
  beginning of year .........................   226,655,322      240,063,870        7,970,201        7,646,747
Accumulation units purchased and
  transferred from other Travelers accounts..    20,386,501       28,144,055        2,704,576        4,396,698
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (53,476,965)     (41,539,270)      (3,457,030)      (4,072,453)
Annuity units ...............................       (15,911)         (13,333)          (1,126)            (791)
                                               ------------     ------------     ------------     ------------
Accumulation and annuity units
  end of year ...............................   193,548,947      226,655,322        7,216,621        7,970,201
                                               ============     ============     ============     ============

                                                              MANAGED ASSETS TRUST
                                                         -----------------------------
                                                             1999             1998
                                                             ----             ----
Accumulation and annuity units
  beginning of year .........................             59,858,513       59,004,559
Accumulation units purchased and
  transferred from other Travelers accounts..             11,673,649       10,499,495
Accumulation units redeemed and
  transferred to other Travelers accounts ...            (10,313,037)      (9,624,228)
Annuity units ...............................                 (8,504)         (21,313)
                                                        ------------     ------------
Accumulation and annuity units
  end of year ...............................             61,210,621       59,858,513
                                                        ============     ============

                                               TEMPLETON ASSET ALLOCATION FUND        TEMPLETON BOND FUND
                                                          (CLASS 1)                       (CLASS 1)
                                               -----------------------------     -----------------------------
                                                   1999             1998              1999             1998
                                                   ----             ----              ----             ----
Accumulation and annuity units
  beginning of year .........................   105,823,748      124,603,105        9,862,746       10,501,579
Accumulation units purchased and
  transferred from other Travelers accounts..    12,297,130       15,521,675        1,404,308        2,078,814
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (29,562,461)     (34,295,026)      (3,588,404)      (2,715,176)
Annuity units ...............................        (7,800)          (6,006)          (2,493)          (2,471)
                                               ------------     ------------     ------------     ------------
Accumulation and annuity units
  end of year ...............................    88,550,617      105,823,748        7,676,157        9,862,746
                                               ============     ============     ============     ============

                                                                TEMPLETON STOCK FUND
                                                                      (CLASS 1)
                                                           -----------------------------
                                                                1999             1998
                                                                ----             ----
Accumulation and annuity units
  beginning of year .........................               164,479,451      180,875,987
Accumulation units purchased and
  transferred from other Travelers accounts..                27,812,195       39,423,108
Accumulation units redeemed and
  transferred to other Travelers accounts ...               (48,120,691)     (55,795,848)
Annuity units ...............................                   (22,593)         (23,796)
                                                           ------------     ------------
Accumulation and annuity units
  end of year ...............................               144,148,362      164,479,451
                                                           ============     ============

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)



                                                                                    DISCIPLINED MID CAP
                                              SOCIAL AWARENESS STOCK PORTFOLIO        STOCK PORTFOLIO
                                              --------------------------------  --------------------------
                                                   1999             1998            1999            1998
                                                   ----             ----            ----            ----
Accumulation and annuity units
  beginning of year .........................   13,304,949       9,539,133       1,388,007               -
Accumulation units purchased and
  transferred from other Travelers accounts..    8,599,489       6,610,923       3,285,564       1,841,704
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (3,905,550)     (2,845,107)     (2,244,873)       (453,697)
Annuity units ...............................            -               -               -               -
                                               -----------     -----------     -----------     -----------
Accumulation and annuity units
  end of year ...............................   17,998,888      13,304,949       2,428,698       1,388,007
                                               ===========     ===========     ===========     ===========

                                                        U.S. GOVERNMENT
                                                     SECURITIES PORTFOLIO
                                                  ---------------------------
                                                       1999           1998
                                                       ----           ----
Accumulation and annuity units
  beginning of year .........................      36,339,224      22,809,036
Accumulation units purchased and
  transferred from other Travelers accounts..      13,155,672      32,683,383
Accumulation units redeemed and
  transferred to other Travelers accounts ...     (22,384,521)    (19,145,101)
Annuity units ...............................          (9,060)         (8,094)
                                                  -----------     -----------
Accumulation and annuity units
  end of year ...............................      27,101,315      36,339,224
                                                  ===========     ===========



                                                    UTILITIES PORTFOLIO         ALLIANCE GROWTH PORTFOLIO
                                               ----------------------------    ----------------------------
                                                  1999             1998            1999            1998
                                                  ----             ----            ----            ----
Accumulation and annuity units
  beginning of year .........................   16,377,929      12,539,047      31,613,033      19,535,233
Accumulation units purchased and
  transferred from other Travelers accounts..    6,842,483      10,054,198      16,724,519      20,780,277
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (8,185,200)     (6,215,316)    (10,729,357)     (8,702,013)
Annuity units ...............................            -               -            (333)           (464)
                                               -----------     -----------     -----------     -----------
Accumulation and annuity units
  end of year ...............................   15,035,212      16,377,929      37,607,862      31,613,033
                                               ===========     ===========     ===========     ===========


                                                          INVESCO STRATEGIC
                                                          INCOME PORTFOLIO
                                                    ---------------------------
                                                        1999            1998
                                                        ----            ----
Accumulation and annuity units
  beginning of year .........................          239,757         222,251
Accumulation units purchased and
  transferred from other Travelers accounts..          137,682         606,119
Accumulation units redeemed and
  transferred to other Travelers accounts ...         (183,962)       (588,613)
Annuity units ...............................                -               -
                                                   -----------     -----------
Accumulation and annuity units
  end of year ...............................          193,477         239,757
                                                   ===========     ===========


                                                                                   PUTNAM DIVERSIFIED
                                                MFS TOTAL RETURN PORTFOLIO          INCOME PORTFOLIO
                                               ----------------------------     --------------------------
                                                   1999            1998            1999             1998
                                                   ----            ----            ----             ----
Accumulation and annuity units
  beginning of year .........................   22,751,440      14,655,213       7,549,029       5,170,756
Accumulation units purchased and
  transferred from other Travelers accounts..    6,611,405      10,669,351       2,223,051       4,334,575
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (6,214,287)     (2,568,202)     (3,191,832)     (1,956,302)
Annuity units ...............................       (6,169)         (4,922)              -               -
                                               -----------     -----------     -----------     -----------
Accumulation and annuity units
  end of year ...............................   23,142,389      22,751,440       6,580,248       7,549,029
                                               ===========     ===========     ===========     ===========


                                                         SMITH BARNEY INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                        ---------------------------
                                                            1999            1998
                                                            ----            ----
Accumulation and annuity units
  beginning of year .........................             8,375,884       7,634,378
Accumulation units purchased and
  transferred from other Travelers accounts..            62,248,325      42,750,259
Accumulation units redeemed and
  transferred to other Travelers accounts ...           (58,795,696)    (42,008,753)
Annuity units ...............................                     -               -
                                                        -----------     -----------
Accumulation and annuity units
  end of year ...............................            11,828,513       8,375,884
                                                        ===========     ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                                     SMITH BARNEY HIGH           SMITH BARNEY LARGE
                                                     INCOME PORTFOLIO            CAP VALUE PORTFOLIO
                                                --------------------------   ---------------------------
                                                  1999           1998          1999            1998
                                                  ----           ----          ----            ----
Accumulation and annuity units
  beginning of year .........................   2,256,378      1,306,786     13,037,850     10,871,165
Accumulation units purchased and
  transferred from other Travelers accounts..   2,908,686      1,882,320      4,458,521      5,821,643
Accumulation units redeemed and
  transferred to other Travelers accounts ...  (2,785,902)      (932,728)    (4,130,500)    (3,653,910)
Annuity units ...............................           -              -         (1,008)        (1,048)
                                               -----------    -----------    -----------    ------------
Accumulation and annuity units
  end of year ...............................   2,379,162      2,256,378     13,364,863     13,037,850
                                               ===========    ===========    ===========    ============


                                                           COMBINED
                                               --------------------------------
                                                    1999              1998
                                                    ----              ----
Accumulation and annuity units
  beginning of year .........................  2,457,375,926     2,292,854,375
Accumulation units purchased and
  transferred from other Travelers accounts..    674,928,364       854,201,829
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (760,983,622)     (689,519,842)
Annuity units ...............................       (168,975)         (160,436)
                                               --------------    --------------
Accumulation and annuity units
  end of year ...............................  2,371,151,693     2,457,375,926
                                               ==============    ==============

                          INDEPENDENT AUDITORS' REPORT

To the Owners of Variable Annuity Contracts of The Travelers Fund U for Variable
Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund U for Variable Annuities as of December 31, 1999, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1999, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund U for Variable Annuities as of December 31, 1999, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                         /s/ KPMG LLP

Hartford, Connecticut
February 18, 2000

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut








This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund U for Variable Annuities or Fund U's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund U for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.




VG-FNDU  (Annual)  (12-99)  Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
Hartford, Connecticut
January 18, 2000

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ in millions)



FOR THE YEAR ENDED DECEMBER 31,                                                          1999          1998          1997
                                                                                         ----          ----          ----

REVENUES
Premiums                                                                                 $1,738        $1,740        $1,583
Net investment income                                                                     2,506         2,185         2,037
Realized investment gains                                                                   113           149           199
Other revenues                                                                              521           440           354
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Revenues                                                                       4,878         4,514         4,173
-------------------------------------------------------------------------------------------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                     1,515         1,475         1,341
Interest credited to contractholders                                                        937           876           829
Amortization of deferred acquisition costs                                                  315           275           252
General and administrative expenses                                                         519           505           468
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Benefits and Expenses                                                          3,286         3,131         2,890
-------------------------------------------------------------------------------------------------- ------------- -------------

Income from continuing operations before federal income taxes                             1,592         1,383         1,283
-------------------------------------------------------------------------------------------------- ------------- -------------

Federal income tax expense
     Current                                                                                409           442           434
     Deferred                                                                               136            39            10
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Federal Income Taxes                                                             545           481           444
-------------------------------------------------------------------------------------------------- ------------- -------------
Net income                                                                               $1,047          $902          $839
================================================================================================== ============= =============






                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ in millions)


DECEMBER 31,                                                                                         1999          1998
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (cost, $24,500,  $22,973)                         $23,866       $23,893
Equity securities, at fair value (cost, $691,  $474)                                                     784           518
Mortgage loans                                                                                         2,285         2,606
Real estate held for sale                                                                                236           143
Policy loans                                                                                           1,258         1,857
Short-term securities                                                                                  1,283         1,098
Trading securities, at market value                                                                    1,678         1,186
Other invested assets                                                                                  2,098         2,251
----------------------------------------------------------------------------------------------------------------------------
     Total Investments                                                                                33,488        33,552
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                      85            65
Investment income accrued                                                                                395           393
Premium balances receivable                                                                              178            99
Reinsurance recoverables                                                                               3,234         3,387
Deferred acquisition costs                                                                             2,688         2,317
Separate and variable accounts                                                                        22,199        15,313
Other assets                                                                                           1,264         1,422
----------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                    $63,531       $56,548
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                                                                 $17,567       $16,739
Future policy benefits and claims                                                                     12,563        12,326
Separate and variable accounts                                                                        22,194        15,305
Deferred federal income taxes                                                                             23           422
Trading securities sold not yet purchased, at market value                                             1,098           873
Other liabilities                                                                                      2,466         2,783
----------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                55,911        48,448
----------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized, issued and outstanding                      100           100
Additional paid-in capital                                                                             3,819         3,800
Retained earnings                                                                                      4,099         3,602
Accumulated other changes in equity from non-owner sources                                               (398)         598
----------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                        7,620         8,100
----------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                      $63,531       $56,548
============================================================================================================================




                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                 ($ in millions)



-----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN  RETAINED EARNINGS                         1999         1998              1997
-----------------------------------------------------------------------------------------------------------

Balance, beginning of year                                        $3,602       $2,810              $2,471
Net income                                                         1,047          902                 839
Dividends to parent                                                  550          110                 500
-----------------------------------------------------------------------------------------------------------
Balance, end of year                                              $4,099       $3,602              $2,810
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Balance, beginning of year                                          $598         $535                $223
Unrealized gains (losses), net of tax                               (996)          62                 313
Foreign currency translation, net of tax                               0           1                   (1)
-----------------------------------------------------------------------------------------------------------
Balance, end of year                                               $(398)        $598                $535
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Net Income                                                        $1,047         $902                $839
Other changes in equity from non-owner sources                      (996)          63                 312
-----------------------------------------------------------------------------------------------------------
Total changes in equity from non-owner sources                       $51         $965              $1,151
===========================================================================================================




















                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ in millions)



FOR THE YEAR ENDED DECEMBER 31,                                                   1999           1998          1997
---------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                             $1,715     $1,763          $1,519
     Net investment income received                                                  2,365      2,021           2,059
     Other revenues received                                                           537        419             373
     Benefits and claims paid                                                      (1,094)    (1,127)         (1,230)
     Interest credited to contractholders                                            (958)      (918)           (853)
     Operating expenses paid                                                       (1,013)       751)           (638)
     Income taxes paid                                                               (393)      (506)           (368)
     Trading account investments purchases, net                                       (80)       (38)            (54)
     Other                                                                           (104)         12             18
---------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities                                     975        875             826
---------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                            4,103      2,608           2,259
         Mortgage loans                                                                662        722             663
     Proceeds from sales of investments
         Fixed maturities                                                           12,562     13,390           7,592
         Equity securities                                                             100        212             341
         Mortgage loans                                                              -              -             207
         Real estate held for sale                                                     219         53             169
     Purchases of investments
         Fixed maturities                                                         (18,129)   (18,072)        (11,143)
         Equity securities                                                           (309)      (194)           (483)
         Mortgage loans                                                              (470)       457)           (771)
     Policy loans, net                                                                599          15              38
     Short-term securities (purchases) sales, net                                     316        495)             (2)
     Other investments purchases, net                                                (413)      (550)           (260)
     Securities transactions in course of settlement, net                            (463)       192             311
---------------------------------------------------------------------------------------------------------------------
     Net Cash Used in Investing Activities                                         (1,223)    (2,576)         (1,079)
---------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Redemption of commercial paper, net                                                -           -            (50)
     Contractholder fund deposits                                                    5,764      4,383           3,544
     Contractholder fund withdrawals                                               (4,946)    (2,565)         (2,757)
     Dividends to parent company                                                     (550)      (110)           (500)
---------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                     268      1,708             237
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        20           7            (16)
---------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $85         $65             $58
====================================================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     Basis of Presentation

     The Travelers Insurance Company (TIC), together with its subsidiaries (the Company), is a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada and National Benefit Life Insurance Company (NBL).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 1999 presentation.

     ACCOUNTING CHANGES

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). This statement establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. Effective January 1, 1998, the Company adopted the collateral provisions of FAS 125 that were not effective until 1998 in accordance with Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of SFAS 125." The adoption of the collateral provisions of FAS 125 created additional assets and liabilities on the Company's consolidated statement of financial position related to the recognition of securities provided and received as collateral. There was no impact on the Company's results of operations from the adoption of the collateral provisions of FAS 125.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Accounting for the Costs of Computer Software Developed or Obtained for Internal Use During the third quarter of 1998, the Company adopted (effective January 1, 1998) the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 did not have a material impact on the Company's financial condition, results of operations or liquidity.

     Accounting by Insurance and Other Enterprises for Insurance - Related Assessments

     In January 1999, the Company adopted (effective January 1, 1999) Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. The adoption of this SOP had no impact on the Company's financial condition, results of operations or liquidity.

     ACCOUNTING POLICIES

     Investments
     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely-accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and nonredeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 1999 and 1998.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 1999 and 1998.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

     Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income.

     Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS
     The Company uses derivative financial instruments, including financial futures contracts, options, forward contracts, interest rate swaps, currency swaps, and equity swaps, as a means of hedging exposure to interest rate and foreign currency risk. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Payments to be received or made under interest rate swaps are accrued and recognized in net investment income. Swaps hedging investments are carried at fair value with unrealized gains and losses, net of taxes, charged or credited directly to shareholder's equity. Interest rate and currency swaps hedging liabilities are off-balance sheet.

     Forward contracts, interest rate options and equity swaps were not significant at December 31, 1999 and 1998. Information concerning derivative financial instruments is included in Note 5.

     INVESTMENT GAINS AND LOSSES
     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)




     POLICY LOANS
     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     DEFERRED ACQUISITION COSTS
     Costs of acquiring individual life insurance, annuities and long-term care business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance and long-term care insurance, are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 15 to 20-year amortization period is used; for long-term care business, a 10 to 20-year period is used, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     SEPARATE AND VARIABLE ACCOUNTS
     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL
     Goodwill represents the cost of acquired businesses in excess of net assets and is being amortized on a straight-line basis principally over a 40-year period. The carrying amount is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill is unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)




     CONTRACTHOLDER FUNDS
     Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 10.0%.

     FUTURE POLICY BENEFITS
     Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 10.0%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

     OTHER LIABILITIES
     Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 1999, the Company had a liability of $21.9 million for guaranty fund assessments and a related premium tax offset recoverable of $4.7 million. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     SECURITIES LOANED
     Securities loaned are recorded at the amount of cash received as collateral. The Company receives cash collateral in an amount in excess of the market value of securities loaned. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary.

     PERMITTED STATUTORY ACCOUNTING PRACTICES
     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC will issue a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. It is expected that the State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     by the Connecticut insurance commissioner. The Company has not yet determined the impact that this change will have on the statutory capital and surplus of its insurance subsidiaries.

     PREMIUMS
     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

     OTHER REVENUES
     Other revenues include management fees for variable annuity separate accounts; surrender, mortality and administrative charges and fees earned on investment, universal life and other insurance contracts; and revenues of non-insurance subsidiaries.

     CURRENT AND FUTURE INSURANCE BENEFITS
     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS
     Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES
     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. A deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). In June 1999, the FASB issued Statement of Financial Standards No. 137 "Deferral of the Effective Date of FASB Statement No. 133" (FAS 137) which allows entities which have not adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company adopted the deferral provisions of FAS 137, effective January 1, 2000 and has not yet determined the impact that FAS 133 will have on its consolidated financial statements.

2.       COMMERCIAL PAPER AND LINES OF CREDIT

     TIC has issued commercial paper directly to investors in prior years. No commercial paper was outstanding at December 31, 1999 or December 31, 1998. TIC must maintain bank lines of credit at least equal to the amount of the outstanding commercial paper. Citigroup and TIC have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to Citigroup or the Company. TIC's participation in this agreement is limited to $250 million. The agreement consists of a five-year revolving credit facility that expires in June 2001. At December 31, 1999 and 1998, no credit under this agreement was allocated to TIC. Under this facility the Company is required to maintain certain minimum equity and risk-based capital levels. At December 31, 1999, the Company was in compliance with these provisions. If TIC had borrowings outstanding on this facility, the interest rate would be based upon LIBOR plus a contractually negotiated margin.

3.       REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 universal life business was reinsured under an 80%/20% quota share reinsurance program and term life business was reinsured under a 90%/10% quota share reinsurance program. Prior to 1997, the Company reinsured all of its life business via first dollar quota share treaties on an 80%/20% basis. Maximum retention of $1.5 million is generally reached on policies in excess of $7.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $1.5 million. Total inforce business ceded under reinsurance contracts is $222.5 billion and $201.3 billion at December 31, 1999 and 1998.

     The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):


        WRITTEN PREMIUMS                                                   1999           1998           1997
        ------------------------------------------------------------------------------------------------------
        Direct                                                          $2,274         $2,310         $2,148
        Assumed from:
             Non-affiliated companies                                        -              -              1
        Ceded to:
             Affiliated companies                                         (206)          (242)          (280)
             Non-affiliated companies                                     (322)          (317)          (273)
        ------------------------------------------------------------------------------------------------------
        Total Net Written Premiums                                      $1,746         $1,751         $1,596
        ======================================================================================================


        EARNED PREMIUMS                                                    1999           1998           1997
        ------------------------------------------------------------------------------------------------------
        Direct                                                          $2,248         $1,949         $2,170
        Assumed from:
             Non-affiliated companies                                        -              -              1
        Ceded to:
             Affiliated companies                                         (193)          (251)          (321)
             Non-affiliated companies                                     (327)          (308)          (291)
        ------------------------------------------------------------------------------------------------------
        Total Net Earned Premiums                                       $1,728         $1,390         $1,559
        ======================================================================================================


     Reinsurance recoverables at December 31, 1999 and 1998 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):


        REINSURANCE RECOVERABLES                                           1999           1998
        ------------------------------------------------------------------------------------------------------

        Life and Accident and Health Business:
             Non-affiliated companies                                   $1,221         $1,297
        Property-Casualty Business:
             Affiliated companies                                        2,013          2,090
        ------------------------------------------------------------------------------------------------------
        Total Reinsurance Recoverables                                  $3,234         $3,387
        ======================================================================================================


     Total reinsurance recoverables at December 31, 1999 and 1998 include $569 million and $640 million, respectively, from The Metropolitan Life Insurance Company in connection with the sale of the Company's group life insurance and related businesses in 1995.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



4.   SHAREHOLDER'S EQUITY

     Shareholder's Equity and Dividend Availability

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $890 million, $702 million and $754 million for the years ended December 31, 1999, 1998 and 1997, respectively.

     The Company's statutory capital and surplus was $5.03 billion and $4.95 billion at December 31, 1999 and 1998, respectively.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $679 million is available in 2000 for dividend payments by the Company without prior approval of the Connecticut Insurance Department. In addition, under a revolving credit facility, the Company is required to maintain certain minimum equity and risk-based capital levels. The Company was in compliance with these covenants at December 31, 1999 and 1998. The Company paid dividends of $550 million, $110 million and $500 million in 1999, 1998 and 1997, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)







4.  SHAREHOLDER'S EQUITY (continued)

Accumulated Other Changes in Equity from Non-Owner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Non-Owner Sources were as follows:

                                                                                                       ACCUMULATED OTHER
                                                              NET UNREALIZED         FOREIGN           CHANGES IN EQUITY FROM
                                                              GAIN (LOSS) ON         CURRENCY          NON-OWNER SOURCES
                                                              INVESTMENT SECURITIES  TRANSLATION
($ in millions)                                                                      ADJUSTMENTS
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 1997                                           $232                   $(9)                 $223
Unrealized gain on investment securities,
   net of tax of $239                                               442                      -                  442
Less: reclassification adjustment for gains
   included in net income, net of tax of $70                        129                      -                  129
Foreign currency translation adjustment,
   net of tax of $0                                                   -                     (1)                 (1)
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                               313                     (1)                 312
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1997                                          545                    (10)                 535
Unrealized gains on investment securities,
   net of tax of $85                                                159                     -                   159
Less: reclassification adjustment for gains
   included in net income, net of tax of $52                         97                     -                    97
Foreign currency translation adjustment,
   net of tax of $2                                                   -                      1                    1
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                62                      1                   63
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1998                                          607                     (9)                 598
Unrealized losses on investment securities,
   net of tax of $497                                              (923)                    -                  (923)
Less: reclassification adjustment for gains
   included in net income, net of tax of $40                         73                     -                    73
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                              (996)                     -                 (996)
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                                        $(389)                   $(9)               $(398)
===============================================================================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



5.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, currency swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company, through a subsidiary that is a broker/dealer, Tribeca Investments LLC (Tribeca) holds and issues derivative instruments for trading purposes. All of these derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange-traded financial futures contracts to manage its exposure to changes in interest rates which arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 1999 and 1998, the Company held financial futures contracts with notional amounts of $255 million and $459 million, respectively. These financial futures had a deferred gain of $1.8 million and a deferred loss of $.5 million in 1999, and a deferred gain of $3.3 million and a deferred loss of $.1 million in 1998. Total gains of $6.9 million and $1.5 million from financial futures were deferred at December 31, 1999 and 1998, respectively, relating to anticipated investment purchases and investment product sales, and are reported as other liabilities. At December 31, 1999 and 1998, the Company's futures contracts had no fair value because these contracts were marked to market and settled in cash daily.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     At December 31, 1999 and 1998, the Company held interest rate swap contracts with notional amounts of $1,498.2 million and $1,077.9 million, respectively. The fair value of these financial instruments was $25.3 million (gain position) and $26.3 million (loss position) at December 31, 1999 and was $5.6 million (gain position) and $19.6 million (loss position) at December 31, 1998. The fair values were determined using the discounted cash flow method. At December 31, 1999, the Company held swap contracts with affiliate counterparties with a notional amount of $207.5 million and a fair value of $22.6 million (loss position).

     The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with corresponding funding agreements issued in foreign currencies. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon the prevailing foreign exchange rate. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

     At December 31, 1999 and 1998, the Company held currency swap contracts with notional amounts of $732.7 million and $10.0 million, respectively. The fair value of these financial instruments was $59.2 million (loss position) at December 31, 1999 and $.4 million (gain position) at December 31, 1998. The fair values were determined using the discounted cash flow method.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 1999 and 1998, the Company held equity options with notional amounts of $275.4 million and zero, respectively. The fair value of these financial instruments was $32.6 million (gain position) at December 31, 1999. The fair value of these contracts represent the estimated replacement cost as quoted by independent third party brokers.

     The off-balance sheet risks of interest rate options, equity swaps and forward contracts were not significant at December 31, 1999 and 1998.

     The off-balance sheet risk of derivative instruments held for trading purposes was not significant at December 31, 1999 and 1998.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Financial Instruments with Off-Balance Sheet Risk

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 1999 and 1998. The Company had unfunded commitments to partnerships with a value of $459.7 million at December 31, 1999.

     Fair Value of Certain Financial Instruments

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, "Disclosure about Fair Value of Financial Instruments", and therefore are not included in the amounts discussed.

     At December 31, 1999 and 1998, investments in fixed maturities had a carrying value and a fair value of $23.9 billion and $23.9 billion, respectively. See Notes 1 and 12.

     At December 31, 1999 mortgage loans had a carrying value of $2.3 billion and a fair value of $2.3 billion and in 1998 had a carrying value of $2.6 billion and a fair value of $2.8 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     Citigroup Preferred Stock included in other invested assets had a carrying value and fair value of $987 million at December 31, 1999 and 1998.

     At December 31, 1999, contractholder funds with defined maturities had a carrying value of $5.0 billion and a fair value of $4.7 billion, compared with a carrying value and a fair value of $3.3 billion at December 31, 1998. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 1999, compared with a carrying value of $10.4 billion and a fair value of $10.2 billion at December 31, 1998. These contracts generally are valued at surrender value.

     The carrying values of $228 million and $144 million of financial instruments classified as other assets approximated their fair values at December 31, 1999 and 1998, respectively. The carrying values of $1.2 billion and $2.3 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 1999 and 1998, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $251 million at December 31, 1999, compared with a carrying value and a fair value of $235 million at December 31, 1998. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $251 million at December 31, 1999, compared with a carrying value and a fair value of $209 million and $206 million, respectively, at December 31, 1998.

     The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

     The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



6.   COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk

     See Note 5 for a discussion of financial instruments with off-balance sheet risk.

     Litigation

     In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia Court of Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

     The Company is also a defendant or co-defendant in various other litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1999, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.


7.   BENEFIT PLANS

     Pension and Other Postretirement Benefits

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TIGI. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1999, 1998 and 1997. Through plans sponsored by TIGI, the Company also provides defined contribution pension plans for certain agents. Company contributions are primarily a function of production. The expense for these plans was not significant in 1999, 1998 and 1997.

     401(k) Savings Plan

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1999, 1998 and 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI are handled by two companies. The Company handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1999 and 1998, the pool totaled approximately $2.6 billion and $2.3 billion, respectively. The Company's share of the pool amounted to $1.0 billion and $793 million at December 31, 1999 and 1998, respectively, and is included in short-term securities in the consolidated balance sheet.

     Included in short-term investments at December 31, 1998 was a 90-day variable rate note receivable from Citigroup. The rate was based upon the AA financial commercial paper rate plus 14 basis points. The rate at December 31, 1998 was 5.47%. The balance, which was $500 million at December 31, 1998, was paid in full on February 25, 1999. Interest accrued at December 31, 1998 was $2.2 million. Interest earned was $3.9 million and $9.4 million in 1999 and 1998, respectively.

     The Company markets deferred annuity products and life and health insurance through its affiliate, Salomon Smith Barney Financial Consultants (SSB). Premiums and deposits related to these products were $1.4 billion, $1.3 billion, and $1.0 billion in 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998 the Company had outstanding loaned securities to SSB for $123.0 million and $39.7 million, respectively.

     Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 1999 and 1998, carried at cost.

     The Company sells structured settlement annuities to the insurance subsidiaries of Travelers Property Casualty Corp. (TAP) in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $156 million, $104 million, and $88 million for 1999, 1998 and 1997, respectively. Reserves and contractholder funds related to these annuities amounted to $798 million and $787 million in 1999 and 1998, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Primerica Life has entered into a General Agency Agreement with Primerica Financial Services, Inc. (Primerica), that provides that Primerica will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct premiums received by Primerica Life. In each of 1999 and 1998 the fees paid by Primerica Life were $12.5 million.

     In 1998 Primerica became a distributor of products for Travelers Life & Annuity. Primerica sold $903 million and $256 million of deferred annuities in 1999 and 1998, respectively.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Citigroup introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements have been granted Citigroup stock options.

     The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

     Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

       ------------------------------------------------------------------------------------------------------
       YEAR ENDED DECEMBER 31,                                       1999             1998              1997
       ($ in millions)
       ------------------------------------------------------------------------------------------------------
       Net income, as reported                                     $1,047             $902              $839
       FAS 123 pro forma adjustments, after tax                       (16)             (13)               (9)
       ------------------------------------------------------------------------------------------------------
       Net income, pro forma                                       $1,031             $889              $830
       ------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



9.   LEASES

     Most leasing functions for TIGI and its subsidiaries are administered by TAP. Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $30 million, $24 million, and $15 million in 1999, 1998 and 1997, respectively.

        --------------------------------------------------------------------------
        YEAR ENDING DECEMBER 31,                       MINIMUM OPERATING RENTAL
        ($ in millions)                                        PAYMENTS
        --------------------------------------------------------------------------
        2000                                                       $38
        2001                                                        42
        2002                                                        41
        2003                                                        41
        2004                                                        41
        Thereafter                                                 273
        --------------------------------------------------------------------------
        Total Rental Payments                                     $476
        =========================================================================


     Future sublease rental income of approximately $79 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $195 million, by an affiliate. Minimum future capital lease payments are not significant.

     The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)
10.      FEDERAL INCOME TAXES

         EFFECTIVE TAX RATE

         ($ in millions)
        --------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                               1999            1998            1997
        --------------------------------------------------------------------------------------------------------
        Income Before Federal Income Taxes                            $1,592          $1,383          $1,283
        Statutory Tax Rate                                                35%             35%             35%
        --------------------------------------------------------------------------------------------------------
        Expected Federal Income Taxes                                    557             484             449
        Tax Effect of:
             Non-taxable investment income                               (19)            (5)              (4)
             Other, net                                                    7               2              (1)
        --------------------------------------------------------------------------------------------------------
        Federal Income Taxes                                          $  545          $  481          $  444
        ========================================================================================================
        Effective Tax Rate                                                34%             35%             35%
        --------------------------------------------------------------------------------------------------------

        COMPOSITION OF FEDERAL INCOME TAXES

        Current:
             United States                                                $377            $418            $410
             Foreign                                                        32              24              24
        --------------------------------------------------------------------------------------------------------
             Total                                                         409             442             434
        --------------------------------------------------------------------------------------------------------
        Deferred:
             United States                                                 143              40              10
             Foreign                                                        (7)             (1)             --
        --------------------------------------------------------------------------------------------------------
             Total                                                         136              39              10
        --------------------------------------------------------------------------------------------------------
        Federal Income Taxes                                              $545            $481            $444
        ========================================================================================================


     Additional tax benefits attributable to employee stock plans allocated directly to shareholder's equity were $17 million for each of the years ended December 31, 1999, 1998 and 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The net deferred tax liabilities at December 31, 1999 and 1998 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


        -----------------------------------------------------------------------------------------------------------------
        ($ in millions)                                                                            1999             1998
                                                                                                   ----             ----
        -----------------------------------------------------------------------------------------------------------------
        Deferred Tax Assets:
             Benefit, reinsurance and other reserves                                              $ 645           $  616
             Operating lease reserves                                                                70               76
             Investments, net                                                                        11               --
             Other employee benefits                                                                106              103
             Other                                                                                  142              135
        -----------------------------------------------------------------------------------------------------------------
                 Total                                                                              974              930
        -----------------------------------------------------------------------------------------------------------------

        Deferred Tax Liabilities:
             Deferred acquisition costs and value of insurance in force                            (773)            (673)
             Investments, net                                                                        --             (489)
             Other                                                                                 (124)             (90)
        -----------------------------------------------------------------------------------------------------------------
                 Total                                                                             (897)          (1,252)
        -----------------------------------------------------------------------------------------------------------------
        Net Deferred Tax (Liability) Asset Before Valuation Allowance                                77             (322)
        Valuation Allowance for Deferred Tax Assets                                                (100)            (100)
        -----------------------------------------------------------------------------------------------------------------
        Net Deferred Tax Liability After Valuation Allowance                                      $ (23)          $ (422)
        -----------------------------------------------------------------------------------------------------------------


     The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The $100 million valuation allowance is sufficient to cover any capital losses on investments that may exceed the capital gains able to be generated in the life insurance group's consolidated federal income tax return based upon management's best estimate of the character of the reversing temporary differences. Reversal of the valuation allowance is contingent upon the recognition of future capital gains or a change in circumstances that causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1999. The initial recognition of any benefit produced by the reversal of the valuation allowance will be recognized by reducing goodwill.

     At December 31, 1999, the Company had no ordinary or capital loss carryforwards.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.


11.  NET INVESTMENT INCOME

        ------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                    1999           1998           1997
        ($ in millions)                                                    ----           ----           ----
        ------------------------------------------------------------------------------------------------------
        GROSS INVESTMENT INCOME
             Fixed maturities                                           $1,806         $1,598         $1,460
             Mortgage loans                                                235            295            291
             Joint ventures and partnerships                               141             74             55
             Trading                                                       141             43             57
             Other, including policy loans                                 287            240            263
        ------------------------------------------------------------------------------------------------------
                                                                         2,610          2,250          2,126
        ------------------------------------------------------------------------------------------------------
        Investment expenses                                                104             65             89
        ------------------------------------------------------------------------------------------------------
        Net investment income                                           $2,506         $2,185         $2,037
        ------------------------------------------------------------------------------------------------------


12.  INVESTMENTS AND INVESTMENT GAINS (LOSSES)

Realized investment gains (losses) for the periods were as follows:


        ------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                    1999           1998           1997
        ($ in millions)                                                    ----           ----           ----
        ------------------------------------------------------------------------------------------------------
        REALIZED INVESTMENT GAINS
             Fixed maturities                                             $(23)          $111           $ 71
             Equity securities                                               7              6             (9)
             Mortgage loans                                                 29             21             59
             Real estate held for sale                                     108             16             67
             Other                                                          (8)            (5)            11
        ------------------------------------------------------------------------------------------------------
                 Total Realized Investment Gains                          $113           $149           $199
        ------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Changes in net unrealized investment gains (losses) that are reported as accumulated other changes in equity from non-owner sources or unrealized gains on Citigroup stock in shareholder's equity were as follows:


        -------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                           1999          1998           1997
        ($ in millions)                                                           ----          ----           ----
        -------------------------------------------------------------------------------------------------------------
        UNREALIZED INVESTMENT GAINS (LOSSES)
             Fixed maturities                                                 $(1,554)        $   91         $  446
             Equity securities                                                     49             13             25
             Other                                                                (30)          (169)           520
        -------------------------------------------------------------------------------------------------------------
                 Total Unrealized Investment Gains (Losses)                    (1,535)           (65)           991
        -------------------------------------------------------------------------------------------------------------

             Related taxes                                                       (539)           (20)           350
        -------------------------------------------------------------------------------------------------------------
             Change in unrealized investment gains (losses)                      (996)           (45)           641
             Transferred to paid in capital, net of tax                            --           (585)            --
             Balance beginning of year                                            598          1,228            587
        -------------------------------------------------------------------------------------------------------------
                 Balance End of Year                                          $  (398)        $  598         $1,228
        -------------------------------------------------------------------------------------------------------------


     Included in Other in 1998 is the unrealized loss on Citigroup common stock of $167 million prior to the conversion to preferred stock. Also included in Other were unrealized gains of $506 million, which were reported in 1997, related to appreciation of Citigroup common stock.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Fixed Maturities

     The amortized cost and fair value of investments in fixed maturities were as follows:

        -------------------------------------------------------------------------------------------------------------------
                                                                                    GROSS          GROSS
        DECEMBER 31, 1999                                        AMORTIZED        UNREALIZED      UNREALIZED       FAIR
        ($ in millions)                                             COST             GAINS          LOSSES         VALUE
        -------------------------------------------------------------------------------------------------------------------
        AVAILABLE FOR SALE:
             Mortgage-backed securities - CMOs and
             pass-through securities                               $ 5,081         $    22         $   224         $ 4,879
             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                             1,032              14              53             993
             Obligations of states, municipalities and
             political subdivisions                                    214              --              31             183
             Debt securities issued by foreign governments             811              35              10             836
             All other corporate bonds                              13,938              69             384          13,623
             Other debt securities                                   3,319              30              99           3,250
             Redeemable preferred stock                                105               4               7             102
       -------------------------------------------------------------------------------------------------------------------
                 Total Available For Sale                          $24,500         $   174         $   808         $23,866
       -------------------------------------------------------------------------------------------------------------------

        -------------------------------------------------------------------------------------------------------------------
                                                                                  GROSS           GROSS
        DECEMBER 31, 1998                                        AMORTIZED      UNREALIZED      UNREALIZED          FAIR
        ($ in millions)                                             COST           GAINS          LOSSES            VALUE
        -------------------------------------------------------------------------------------------------------------------
        AVAILABLE FOR SALE:
             Mortgage-backed securities - CMOs and
             pass-through securities                               $ 4,717         $   147         $    11         $ 4,853
             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                             1,563             186               3           1,746
             Obligations of states, municipalities and
             political subdivisions                                    239              18              --             257
             Debt securities issued by foreign governments             634              41               3             672
             All other corporate bonds                              13,025             532              57          13,500
             Other debt securities                                   2,709             106              38           2,777
             Redeemable preferred stock                                 86               3               1              88
        ------------------------------------------------------------------------------------------------------------------
                 Total Available For Sale                          $22,973         $ 1,033         $   113         $23,893
        ------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Proceeds from sales of fixed maturities classified as available for sale were $12.6 billion, $13.4 billion and $7.6 billion in 1999, 1998 and 1997, respectively. Gross gains of $200 million, $314 million and $170 million and gross losses of $223 million, $203 million and $99 million in 1999, 1998 and 1997, respectively, were realized on those sales.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.8 billion and $4.8 billion at December 31, 1999 and 1998, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 1999, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


        --------------------------------------------------------------------------------------
                                                                AMORTIZED
        ($ in millions)                                            COST            FAIR VALUE
        --------------------------------------------------------------------------------------
        MATURITY:
             Due in one year or less                                $1,624            $1,622
             Due after 1 year through 5 years                        6,633             6,599
             Due after 5 years through 10 years                      5,257             5,132
             Due after 10 years                                      5,905             5,634
        --------------------------------------------------------------------------------------
                                                                    19,419            18,987
        --------------------------------------------------------------------------------------
             Mortgage-backed securities                              5,081             4,879
        --------------------------------------------------------------------------------------
                 Total Maturity                                    $24,500           $23,866
        --------------------------------------------------------------------------------------


     The Company makes investments in collateralized mortgage obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 1999 and 1998, the Company held CMOs classified as available for sale with a fair value of $3.8 billion and $3.4 billion, respectively. Approximately 52% and 54%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 1999 and 1998. In addition, the Company held $1.1 billion and $1.4 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 1999 and 1998, respectively. Virtually all of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Equity Securities

     The cost and fair values of investments in equity securities were as follows:


        -------------------------------------------------------------------------------------------------------------------
                                                                          GROSS                GROSS
        EQUITY SECURITIES:                                             UNREALIZED             UNREALIZED         FAIR
        ($ in millions)                                  COST             GAINS                 LOSSES           VALUE
        -------------------------------------------------------------------------------------------------------------------
        DECEMBER 31, 1999
             Common stocks                                $195              $123                   $ 4              $314
             Non-redeemable preferred stocks               496                15                    41               470
        -------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                  $691              $138                   $45              $784
        -------------------------------------------------------------------------------------------------------------------

        DECEMBER 31, 1998
             Common stocks                                $129               $44                   $ 3              $170
             Non-redeemable preferred stocks               345                10                     7               348
        -------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                  $474               $54                   $10              $518
        -------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $100 million, $212 million and $341 million in 1999, 1998 and 1997, respectively. Gross gains of $15 million, $30 million and $53 million and gross losses of $8 million, $24 million and $62 million in 1999, 1998 and 1997, respectively, were realized on those sales.


     Mortgage Loans and Real Estate Held For Sale

     At December 31, 1999 and 1998, the Company's mortgage loan and real estate held for sale portfolios consisted of the following:


        --------------------------------------------------------------------------------------------------
        ($ in millions)                                                              1999            1998
        --------------------------------------------------------------------------------------------------
        Current Mortgage Loans                                                    $2,228          $2,370
        Underperforming Mortgage Loans                                                57             236
        --------------------------------------------------------------------------------------------------
             Total Mortgage Loans                                                  2,285           2,606
        --------------------------------------------------------------------------------------------------

        Real Estate Held For Sale - Foreclosed                                       223             112
        Real Estate Held For Sale - Investment                                        13              31
        --------------------------------------------------------------------------------------------------
             Total Real Estate                                                       236             143
        --------------------------------------------------------------------------------------------------
             Total Mortgage Loans and Real Estate Held for Sale                   $2,521          $2,749
        ==================================================================================================

     Underperforming mortgage loans include delinquent mortgage loans, loans in the process of foreclosure, foreclosed loans and loans modified at interest rates below market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Aggregate annual maturities on mortgage loans at December 31, 1999 are as follows:

        -----------------------------------------------------------------------
        YEAR ENDING DECEMBER 31,
        ($ in millions)
        -----------------------------------------------------------------------
        Past Maturity                                            $   39
        2000                                                        162
        2001                                                        172
        2002                                                        137
        2003                                                        131
        2004                                                        140
        Thereafter                                                1,504
        -----------------------------------------------------------------------
             Total                                               $2,285
        =======================================================================


     Trading Securities

     Trading securities of the Company are held in Tribeca.

        -------------------------------------------------------------------------------------------
        ($ in millions)                                                    1999            1998
        -------------------------------------------------------------------------------------------
        TRADING SECURITIES OWNED
        Convertible bond arbitrage                                       $1,045            $754
        Merger arbitrage                                                    421             427
        Other                                                               212               5
        -------------------------------------------------------------------------------------------
             Total                                                       $1,678          $1,186
        -------------------------------------------------------------------------------------------
        TRADING SECURITIES SOLD NOT YET PURCHASED
        Convertible bond arbitrage                                         $799            $521
        Merger arbitrage                                                    299             352
        -------------------------------------------------------------------------------------------
             Total                                                       $1,098            $873
        -------------------------------------------------------------------------------------------

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Concentrations

     At December 31, 1999 and 1998, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 8.

     The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 8.

     The Company had concentrations of investments, primarily fixed maturities, in the following industries:


        --------------------------------------------------------------------------
        ($ in millions)                                     1999           1998
        --------------------------------------------------------------------------
        Banking                                            $1,906         $2,131
        Electric Utilities                                  1,653          1,513
        Finance                                             1,571          1,346
        --------------------------------------------------------------------------


     The Company held investments in Foreign Banks in the amount of $1,012 million and $997 million at December 31, 1999 and 1998, respectively, which are included in the table above. Also, below investment grade assets included in the preceding table were not significant.

     Included in fixed maturities are below investment grade assets totaling $2.2 billion and $2.1 billion at December 31, 1999 and 1998, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

     Mortgage loan investments are relatively evenly dispersed throughout the United States, with no significant holdings in any one state. Also, there is no significant mortgage loan investment in a particular property type.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.


     Non-Income Producing Investments

     Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.


     Restructured Investments

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 1999 and 1998. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 1999 and in 1998. Interest on these assets, included in net investment income was insignificant in 1999 and 1998.


13.  DEPOSIT FUNDS AND RESERVES

     At December 31, 1999, the Company had $27.0 billion of life and annuity deposit funds and reserves. Of that total, $13.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $13.2 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amount that is subject to discretionary withdrawal is $2.1 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.6%. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $6.2 billion of liabilities are surrenderable without charge. More than 12.7% of these relate to individual life products. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



14.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

     The following table reconciles net income to net cash provided by operating activities:


          ---------------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                             1999            1998             1997
        ($ in millions)                                                             ----            ----             ----
          ---------------------------------------------------------------------------------------------------------------------
        Net Income From Continuing Operations                                    $ 1,047          $   902          $   839
             Adjustments to reconcile net income to net cash provided by operating activities:
                 Realized gains                                                     (113)            (149)            (199)
                 Deferred federal income taxes                                       136               39               10
                 Amortization of deferred policy acquisition costs                   315              275              252
                 Additions to deferred policy acquisition costs                     (686)            (566)            (471)
                 Investment income                                                  (221)            (202)             (32)
                 Premium balances                                                    (23)              23              (64)
                 Insurance reserves and accrued expenses                             421              348              111
                 Other                                                                99              205              380
          ---------------------------------------------------------------------------------------------------------------------
                 Net cash provided by operations                                 $   975          $   875          $   826
          ---------------------------------------------------------------------------------------------------------------------

          ---------------------------------------------------------------------------------------------------------------------


15.  NON-CASH INVESTING AND FINANCING ACTIVITIES

     Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999, the transfer of Citigroup common stock to Citigroup preferred stock valued at $987 million in 1998 and the conversion of $119 million of real estate held for sale to other invested assets as a joint venture in 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



16.  OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     The TRAVELERS LIFE & ANNUITY business segment consolidates primarily the business of The Travelers Insurance Company and The Travelers Life and Annuity Company. Travelers Life & Annuity offers individual annuity, group annuity, individual life and long-term care products distributed by the Company and TLAC under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life and long-term care insurance. The group products include institutional pensions, including guaranteed investment contracts, payout annuities, group annuities to employer-sponsored retirement and savings plans and structured finance transactions.

     The PRIMERICA LIFE business segment consolidates primarily the business of Primerica Life Insurance Company, Primerica Life Insurance Company of Canada and National Benefit Life Insurance Company. The Primerica Life business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 80,000 full and part-time licensed Personal Financial Analysts.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume.

     BUSINESS SEGMENT INFORMATION:

       -----------------------------------------------------------------------------------------------------------------
                                                         TRAVELERS LIFE &   PRIMERICA LIFE
       1999 ($ in millions)                                  ANNUITY           INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
        Business Volume:
             Premiums                                        $   666             $ 1,072             $ 1,738
             Deposits                                         11,220                  --              11,220
                                                             -------             -------             -------
        Total business volume                                $11,886             $ 1,072             $12,958
        Net investment income                                  2,249                 257               2,506
        Interest credited to contractholders                     937                  --                 937
        Amortization of deferred acquisition costs               127                 188                 315
        Federal income taxes on Operating Income                 319                 186                 505
        Operating Income (excludes realized gains or
             losses and the related FIT)                     $   619             $   355             $   974
        Segment Assets                                       $56,615             $ 6,916             $63,531
       -----------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



       -----------------------------------------------------------------------------------------------------------------
                                                                TRAVELERS LIFE &      PRIMERICA LIFE
       1998 ($ in millions)                                          ANNUITY            INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
       Business Volume:
            Premiums                                                 $   683               $1,057           $ 1,740
            Deposits                                                   7,693                   --             7,693
                                                                     -------               ------           -------
       Total business volume                                         $ 8,376               $1,057           $ 9,433
       Net investment income                                           1,965                  220             2,185
       Interest credited to contractholders                              876                   --               876
       Amortization of deferred acquisition costs                         88                  187               275
       Federal income taxes on Operating Income                          260                  170               430
       Operating Income (excludes realized gains or
            losses and the related FIT)                              $   493               $  312           $   805
       Segment Assets                                                $49,646               $6,902           $56,548
       -----------------------------------------------------------------------------------------------------------------


       -----------------------------------------------------------------------------------------------------------------
                                                                 TRAVELERS LIFE       PRIMERICA LIFE
       1997 ($ in millions)                                         & ANNUITY           INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
       Business Volume:
            Premiums                                                 $   548               $1,035           $ 1,583
            Deposits                                                   5,276                   --             5,276
                                                                     -------               ------           -------
       Total business volume                                         $ 5,824               $1,035           $ 6,859
       Net investment income                                           1,836                  201             2,037
       Interest credited to contractholders                              829                   --               829
       Amortization of deferred acquisition costs                         68                  184               252
       Federal income taxes on Operating Income                          221                  153               374
       Operating Income (excludes realized gains or
            losses and the related FIT)                              $   427               $  283           $   710
       Segment Assets                                                $42,330               $7,110           $49,440
       -----------------------------------------------------------------------------------------------------------------


     The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, deferred policy acquisition costs, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



       ----------------------------------------------------------------------------------------------------------
       BUSINESS SEGMENT RECONCILIATION:
       ($ in millions)
       ----------------------------------------------------------------------------------------------------------

       REVENUES                                                         1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total business volume                                         $12,958           $9,433        $6,859
       Net investment income                                           2,506            2,185         2,037
       Realized investment gains                                         113              149           199
       Other revenues                                                    521              440           354
       Elimination of deposits                                       (11,220)          (7,693)       (5,276)
       ----------------------------------------------------------------------------------------------------------
             Total revenues                                           $4,878           $4,514        $4,173
       ==========================================================================================================

       OPERATING INCOME                                                 1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total operating income of business segments                    $  974             $805          $710
       Realized investment gains net of tax                               73               97           129
       ----------------------------------------------------------------------------------------------------------
             Income from continuing operations                        $1,047             $902          $839
       ==========================================================================================================

       ASSETS                                                           1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total assets of business segments                             $63,531          $56,548       $49,440
       ==========================================================================================================


       REVENUE BY PRODUCTS                                              1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Deferred Annuities                                             $5,694           $4,198        $3,303
       Group and Payout Annuities                                      7,275            5,326         3,737
       Individual Life and Health Insurance                            2,434            2,270         2,102
       Other (a)                                                         695              413           307
       Elimination of deposits                                       (11,220)          (7,693)       (5,276)
       ----------------------------------------------------------------------------------------------------------
             Total Revenue                                            $4,878           $4,514        $4,173
       ==========================================================================================================

(a) Other represents revenue attributable to unallocated capital and run-off businesses.


     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                                 THE TRAVELERS



                        THE TRAVELERS VARIABLE ANNUITIES

                INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS

                                   Issued By

                        THE TRAVELERS INSURANCE COMPANY

                          PENSION AND PROFIT-SHARING,

                      SECTION 403(b) AND SECTION 408, AND

                         DEFERRED COMPENSATION PROGRAMS












L-11165S                                                          TIC Ed. 5-2000
                                                               Printed in U.S.A.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant, are included in the Statement of Additional Information. The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, and The Travelers Timed Bond Account for Variable Annuities, and the Reports of Independent Accountants thereto, are in the Annual Reports for the respective Accounts and are incorporated in the Statement of Additional Information. For each of the Accounts, these financial statements include the following as applicable:

              Statement of Assets and Liabilities as of December 31, 1999
                  (except The Travelers Timed Bond Account for Variable Annuities which was timed out as of December 31, 1999)
              Statement of Operations for the year ended December 31, 1999 Statement of Changes in Net Assets for the years ended December
                  31, 1999 and 1998
              Statement of Investments as of December 31, 1999 (except The
                  Travelers Timed Bond Account for Variable Annuities which was timed out as of December 31, 1999)
              Notes to Financial Statements

   The consolidated financial statements of The Travelers Insurance Company and subsidiaries and the report of Independent Accountants, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997 Consolidated Balance Sheets as of December 31, 1999 and 1998 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 1999, 1998 and 1997 Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997 Notes to Consolidated Financial Statements

(b)    Exhibits

1. Resolution of The Travelers Insurance Company's Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 filed April 19, 1996.)

2.     Not Applicable.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and CFBDS, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60227 filed November 9,
       1998)

3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60227 filed November 9, 1998)

4. Example of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 filed April 19, 1996.)

5. Example of Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 filed April 19, 1996.)

6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

7.     None.

8(a). Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 filed April 19, 1996.)

8(b). Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 filed April 19, 1996.)

8(c). Participation Agreement among Templeton Variable Products Series Fund, Templeton Funds Distributor, Inc. and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 filed April 19, 1996.)

8(d). Participation Agreement between The Travelers Insurance Company and Dreyfus Stock Index Fund. (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 filed April 19, 1996.)

8(e). Participation Agreement among American Odyssey Funds, Inc., Copeland Equities, Inc. and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 filed April 19, 1996.)

9. Opinion of Counsel as to the legality of securities being registered by Registrant. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 30 to the Registration Statement on Form N-4 filed April 24, 1997.)

10.    Consent of KPMG LLP, Independent Certified Public Accountants.

13. Schedule for Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 30 to the Registration Statement on Form N-4, filed April 24, 1997.)

15(a). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Charles O. Prince, III, Marc P. Weill, Irwin R. Ettinger, and Donald T. DeCarlo. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 filed April 24, 1996.)

15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey.

Item 25.  Directors and Officers of the Depositor

Name and Principal                           Positions and Offices
Business Address                             with Insurance Company
------------------                           ----------------------
George C. Kokulis*                           Director, President and Chief Executive Officer
Katherine M. Sullivan*                       Director and Senior Vice President
Marc P. Weill**                              Director and Senior Vice President
Mary Jean Thornton*                          Executive Vice President and
                                             Chief Information Officer
Stuart Baritz***                             Senior Vice President
Jay S. Fishman*                              Senior Vice President
Barry Jacobson*                              Senior Vice President
Russell H. Johnson*                          Senior Vice President
Marla Berman Lewitus                         Senior Vice President and General Counsel
Brendan Lynch*                               Senior Vice President
Warren H. May*                               Senior Vice President
Kathleen Preston*                            Senior Vice President
David A. Tyson*                              Senior Vice President
F. Denney Voss*                              Senior Vice President
Glenn D. Lammey*                             Chief Financial Officer, Chief
                                             Accounting Officer and Controller
David A. Golino*                             Vice President
Donald R. Munson, Jr.*                       Vice President
Anthony Cocolla                              Second Vice President
Scott R. Hansen                              Second Vice President
Linn K. Richardson*                          Second Vice President and Actuary
Paul Weissman                                Second Vice President and Actuary
Ernest J. Wright*                            Vice President and Secretary
Kathleen A. McGah*                           Assistant Secretary and
                                               Deputy General Counsel

Principal Business Address:

*      The Travelers Insurance Company              **    Citigroup Inc.
       One Tower Square                                   388 Greenwich Street
       Hartford, CT  06183                                New York, N.Y. 10013

***    Travelers Portfolio Group
       1345 Avenue of the Americas
       New York, NY 10105

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

       Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.2 to the Registration Statement on Form N-4, File No. 333-40193, filed April 12, 2000.

Item 27.  Number of Contract Owners

As of February 29, 2000, 340,915 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.  Indemnification

Sections 33-770 et seq. inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a)        CFBDS, Inc.
           21 Milk Street
           Boston, MA 02109

CFBDS, Inc. also serves as principal underwriter for the following:

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Growth Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free

Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund,

Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

(b) The information required by this Item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)    Not applicable.

Item 30.  Location of Accounts and Records

(1)    The Travelers Insurance Company
       One Tower Square
       Hartford, Connecticut  06183

Item 31.  Management Services

       Not Applicable.

Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(d) That the aggregate charges under the Contract of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this Registration Statement and has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on this 11th day of April 2000.

                   THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                    By:*GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer and Controller

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 11th day of April 2000.

*GEORGE C. KOKULIS               Director, President and Chief Executive Officer
--------------------------       (Principal Executive Officer)
 (George C. Kokulis)

*KATHERINE M. SULLIVAN           Director
--------------------------
 (Katherine M. Sullivan)

*MARC P. WEILL                   Director
--------------------------
 (Marc P. Weill)


*By:    /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
  No.         Description                                                           Method of Filing
-------       -----------                                                           ----------------
10            Consent of KPMG LLP, Independent Certified                            Electronically
              Public Accountants.

15(b).        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.        Electronically
              McGah as signatory for George C. Kokulis, Katherine M.
              Sullivan and Glenn D. Lammey.